 AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 26, 2002


File No. 333-84797

File No. 811-09525

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES
ACT OF 1933 (X)

PRE-EFFECTIVE AMENDMENT NO.___ ( )

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POST-EFFECTIVE AMENDMENT NO. 4 (X)

	and

REGISTRATION STATEMENT UNDER THE INVESTMENT
COMPANY ACT OF 1940 (X)

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AMENDMENT NO. 5 (X)

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RYDEX DYNAMIC FUNDS
(Exact Name of Registrant as Specified in Charter)
c/o 9601 Blackwell Road, Suite 500
Rockville, Maryland 20850
(Address of Principal Executive Offices, Zip Code)

Registrant´s Telephone Number, including Area Code (301) 296-5100

Albert P. Viragh, Jr.
Rydex Funds
9601 Blackwell Road, Suite 500
Rockville, Maryland 20850
(Name and Address of Agent for Service of Process)

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Copies to:
W. JOHN McGUIRE, ESQUIRE
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Ave, N.W.
WASHINGTON, D.C. 20004

It is proposed that this filing will become effective (check appropriate box):

immediately upon filing pursuant to paragraph (b) of rule 485
__X__	on (April 30, 2002) pursuant to paragraph (b)(1)(v) of rule 485
60 days after filing pursuant to paragraph (a)(1) of rule 485 on (date) pursuant to paragraph (a)(1) of rule 485
75 days after filing pursuant to paragraph (a)(2) of rule 485 on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

This post-effective amendment designates a new effective date for a previously-filed post-effective amendment.

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Quick Links to Content:

  H Class Shares Prospectus
  C Class Shares Prospectus
  Master Class Prospectus
  Statement of Additional Information
  Part C: Other Information
  Exhibit I: Opinion of Counsel
  Exhibit J: Consent of Independant Accountants
  Cover Letter

Rydex  Dynamic Funds

PROSPECTUS
H CLASS SHARES
May 1, 2002

TITAN 500 FUND
TEMPEST 500 FUND
VELOCITY 100 FUND
VENTURE 100 FUND

RYDEX SERIES FUNDS
U.S. GOVERNMENT MONEY MARKET FUND
(dated August 1, 2001)

 The Securities and Exchange Commission has not approved or disapproved the Trust´s shares or passed upon the accuracy or adequacy of this Prospectus.Any representation to the contrary is a criminal offense.

2	Rydex Dynamic Funds Overview
2	Titan 500 Fund
5	Tempest 500 Fund
8	Velocity 100 Fund
11	Venture 100 Fund
14	Rydex Series Funds Overview
14	U.S. Government Money Market Fund
16	Additional Fund Information
16	The Funds' Investment Objectives
16	A Brief Guide to Benchmarks
16	Master-Feeder Investment Structure
17	Advisor's Investment Strategy in Managing the Dynamic Funds
18	Who May Want to Invest in the Rydex Dynamic Funds
19	Risks of Investing in the Funds
23	Role of the Money Market Fund
24	Shareholder information guide
24	Purchasing Shares By Exchange Transactions
25	Determination of Net Asset Value
25	Minimum Investment
26	Making Investments by Mail, Telephone, Fax or Online
28	Tax-Qualified Retirement Plans
28	Exchanges
29	Redeeming Fund Shares
30	Procedures for Exchanges and Redemptions
32	Management of the Funds
33	Distribution Plans
34	Dividends, distributions, and taxes
34	Dividends and Distributions
34	Tax Information
36	Financial Highlights
42	Benchmark Information

RYDEX DYNAMIC FUNDS

H CLASS SHARES

9601 BLACKWELL ROAD, Suite 500, Rockville, Maryland 20850
800.820.0888 • 301.296.5100 • www.rydexfunds.com

Rydex Dynamic Funds (the "Trust") is part of a mutual fund family with a number of separate investment portfolios, four of which are described in this Prospectus (the "Dynamic Funds"). In addition, the Rydex U.S. Government Money Market Fund (the "Money Market Fund") is a portfolio within Rydex Series Funds, a separate mutual fund in the Rydex Family of Funds (together with the Dynamic Funds, the "Funds"). H Class Shares of the Dynamic Funds are sold principally to professional money managers and to investors who take part in certain strategic and tactical asset allocation investment programs. Investors may exchange shares of the Funds through the Rydex Web site - www.rydexfunds.com - and over the phone.

The Funds´ Investment Objectives

Each Fund has a separate investment objective. The investment objective of each Dynamic Fund is non-fundamental and may be changed without shareholder approval.

Risks of Investing in the Funds

The value of the Funds may fluctuate. In addition, Fund shares:

     • may decline in value, and you may lose money
     • are not federally insured
     • are not guaranteed by any government agency
     • are not bank deposits
     • are not guaranteed to achieve their objectives.

RYDEX DYNAMIC FUNDS OVERVIEW

Titan 500 Fund

Fund Objective
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The Titan 500 Fund seeks to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the S&P 500 Index® (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 200% of the value of any increase in the underlying index. When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by 200% of the value of any decrease in the underlying index (e.g., if the underlying index goes down by 5%, the value of the Fund's shares should go down by 10% on that day).
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Investment Strategy
The Fund pursues its investment objective through what is referred to as a "master-feeder arrangement." The Fund invests all of its assets in the Titan 500 Master Fund, a separate series of the Trust with an identical investment objective.

The Titan 500 Master Fund employs as its investment strategy a program of investing in leveraged instruments, such as equity index swaps, futures contracts and options on securities, futures contracts, and stock indices. Equity index swaps,  futures and options contracts enable the Titan 500 Master Fund to pursue its objective without investing directly in the securities included in the benchmark, or in the same proportion that those securities are represented in that benchmark. On a day-to-day basis, the Titan 500 Master Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Titan 500 Master Fund also may purchase equity securities and enter into repurchase agreements.

Risk Considerations
The Titan 500 Master Fund is subject to a number of risks that will affect the value of its shares, including:

Equity Risk - The equity markets are volatile, and the value of the Fund´s futures and options contracts and other securities may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

Leveraging Risk - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments.

Swap Counterparty Credit Risk - The Fund is subject to credit risk on the amount it expects to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease.

Tracking Error Risk - The Advisor may not be able to cause the Fund's performance to match that of the Fund's benchmark, either on a daily or aggregate basis. Tracking error may cause the Fund's performance to be less than you expect.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

Investor Profile
Investors who expect the S&P 500 Index® to go up and want highly accelerated investment gains when that index does so. These investors must also be willing to bear the risk of equally accelerated losses if the S&P 500 Index® goes down.

Performance
The bar chart and table below show the performance of the Titan 500 Fund for one year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

Titan 500 Fund
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Highest Quarter Return 18.88% (quarter ended 12/31/01)

Lowest Quarter Return -30.46% (quarter ended 9/30/01)

AVERAGE ANNUAL TOTAL RETURN (for periods ending December 31, 2001) [1]
	FUND RETURN BEFORE TAXES H CLASS SHARES	FUND RETURN AFTER TAXES ON DISTRIBUTIONS H CLASS SHARES[3]	FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES H CLASS SHARES[3]	S&P 500 INDEX[2]
PAST ONE YEAR	-33.93%	-33.93%	-20.67%	-13.04%
SINCE INCEPTION (11/27/00)	-32.51%	-32.52%	-25.33%	-11.80%

1 These figures assume the reinvestment of dividends and capital gains distributions.
2 The S&P 500 Index® is an unmanaged index that is a widely recognized indicator of general stock market performance. Returns reflect no deduction for fees, expenses, or taxes.

[3] After-tax returns are calculated using the highest historical federal income and capital gains tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor´s tax situation and may differ from those shown. Fund Returns After Tax on Distributions assume a continued investment in the fund and shows the effect of taxes on fund distributions. Fund Returns After Taxes on Distributions and Sale of Fund Shares assume all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on fund distributions. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns for other classes of shares will differ from those shown above.

RYDEX DYNAMIC FUNDS OVERVIEW

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Titan 500 Fund.

Shareholder Fees* .......................................................................	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)†
Management Fees ..........................................................................	.90%
Distribution (12b-1) fees .................................................................	.25%
Other Expenses ..............................................................................	.74%
Total Annual Fund Operating Expenses** ................................	1.89%

* The Fund may impose a wire transfer charge of $15 on certain redemptions under $5,000.
** Actual total fund operating expenses for the most recent fiscal year were 1.75% due to fee waiver arrangements. The Advisor has voluntarily agreed to waive fees or reimburse certain fund expenses, as necessary, to maintain this expense cap. For more information on the Advisor's fee waiver arrangements, please see page 33.
† This table and the example include both the fees paid by the Fund and its share of the fees of the Titan 500 Master Fund

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's estimated operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

	1 YEAR	3 YEARS	5 YEARS	10 YEARS

TITAN 500 FUND	$ 198	$ 613	$ 1,054	$ 2,277

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Tempest 500 Fund

Fund Objective

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The Tempest 500 Fund seeks to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund´s current benchmark is 200% of the inverse (opposite) performance of the S&P 500 Index® (the "underlying index").

If the Fund meets its objective, the value of the Fund´s shares will tend to increase on a daily basis by 200% of the value of any decrease in the underlying index (e.g., if the underlying index goes down by 5%, the value of the Fund´s shares should go up by 10% on that day). When the value of the underlying index increases, the value of the Fund´s shares should decrease on a daily basis by 200% of the value of any increase in the underlying index (e.g., if the underlying index goes up by 5%, the value of the Fund´s shares should go down by 10% on that day).
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Investment Strategy
The Fund pursues its investment objective through what is referred to as a "master-feeder arrangement." The Fund invests all of its assets in the Tempest 500 Master Fund, a separate series of the Trust with an identical investment objective.

The Tempest 500 Master Fund employs as its investment strategy a program of engaging in short sales of securities and investing in leveraged instruments, such as equity index swaps, futures contracts and options on securities, futures contracts, and stock indices. Equity index swaps, short sales, futures and options contracts enable the Tempest 500 Master Fund to pursue its objective without investing directly in the securities included in the benchmark. On a day-to-day basis, the Tempest 500 Master Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Tempest 500 Master Fund also may enter into repurchase agreements.

Risk Considerations
The Tempest 500 Master Fund is subject to a number of risks that will affect the value of its shares, including:

Equity Risk - The equity markets are volatile, and the value of the Fund's futures and options contracts and other securities may fluctuate significantly from day to day. Equity market volatility may also negatively affect the Fund's short sales of securities. This volatility may cause the value of your investment in the Fund to decrease.

Leveraging Risk - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments.

Swap Counterparty Credit Risk- The Fund is subject to credit risk on the amount it expects to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease.

RYDEX DYNAMIC FUNDS OVERVIEW

Tracking Error Risk -The Advisor may not be able to cause the Fund's performance to match that of the Fund's benchmark, either on a daily or aggregate basis. Tracking error may cause the Fund's performance to be less than you expect.

Trading Halt Risk -If a trading halt occurs, the Fund may temporarily be unable to purchase or sell options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

Investor Profile
Investors who expect the S&P 500 Index® to go down and want highly accelerated investment gains when that index does so. These investors must also be willing to bear the risk of equally accelerated losses if the S&P 500 Index® goes up.

Performance
The bar chart and table below show the performance of the Tempest 500 Fund for one year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

Tempest 500 Fund
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Highest Quarter Return 34.51% (quarter ended 9/30/01)

Lowest Quarter Return -19.40% (quarter ended 12/31/01)

AVERAGE ANNUAL TOTAL RETURN (for periods ending December 31, 2001) [1]
	FUND RETURN BEFORE TAXES H CLASS SHARES	FUND RETURN AFTER TAXES ON DISTRIBUTIONS H CLASS SHARES[3]	FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES H CLASS SHARES[3]	S&P 500 INDEX[2]
PAST ONE YEAR	20.81%	20.81%	12.67%	-13.04%
SINCE INCEPTION (11/27/00)	21.80%	21.62%	17.54%	-11.80%

1 These figures assume the reinvestment of dividends and capital gains distributions.
2 The S&P 500 Index® is an unmanaged index that is a widely recognized indicator of general stock market performance. Returns reflect no deduction for fees, expenses, or taxes.

[3] After-tax returns are calculated using the highest historical federal income and capital gains tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor´s tax situation and may differ from those shown. Fund Returns After Tax on Distributions assume a continued investment in the fund and shows the effect of taxes on fund distributions. Fund Returns After Taxes on Distributions and Sale of Fund Shares assume all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on fund distributions. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns for other classes of shares will differ from those shown above.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Tempest 500 Fund.

Shareholder Fees* ...........................................................................................	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)†
Management Fees ...............................................................................................	.90%
Distribution (12b-1) fees .....................................................................................	.25%
Other Expenses ...................................................................................................	.60%
Total Annual Fund Operating Expenses .........................................................	1.75%

* The Fund may impose a wire transfer charge of $15 on certain redemptions under $5,000.
† This table and the example include both the fees paid by the Fund and its share of the fees of the Tempest 500 Master Fund

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's estimated operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

	1 YEAR	3 YEARS	5 YEARS	10 YEARS

TEMPEST 500 FUND	$ 184	$ 569	$ 979	$ 2,122

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RYDEX DYNAMIC FUNDS OVERVIEW

Velocity 100 Fund

Fund Objective

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The Velocity 100 Fund seeks to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund´s current benchmark is 200% of the performance of the Nasdaq 100 Index® (the "underlying index").

If the Fund meets its objective, the value of the Fund´s shares will tend to increase on a daily basis by 200% of the value of any increase in the underlying index. When the value of the underlying index declines, the value of the Fund´s shares should also decrease on a daily basis by 200% of the value of any decrease in the underlying index (e.g., if the underlying index goes down by 5%, the value of the Fund´s shares should go down by 10% on that day).

Investment Strategy

The Fund pursues its investment objective through what is referred to as a "master-feeder arrangement." The Fund invests all of its assets in the Velocity 100 Master Fund, a separate series of the Trust with an identical investment objective.

The Velocity 100 Master Fund employs as its investment strategy a program of investing in leveraged instruments, such as equity index swaps, futures contracts and options on securities, futures contracts, and stock indices. Equity index swaps, futures and options contracts enable the Velocity 100 Master Fund to pursue its objective without investing directly in the securities included in the benchmark, or in the same proportion that those securities are represented in that benchmark. On a day-to-day basis, the Velocity 100 Master Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Velocity 100 Master Fund also may purchase equity securities and enter into repurchase agreements.

Risk Considerations
The Velocity 100 Master Fund is subject to a number of risks that will affect the value of its shares, including:

Equity Risk- The equity markets are volatile, and the value of the Fund´s futures and options contracts and other securities may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

Leveraging Risk - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments.

Swap Counterparty Credit Risk - The Fund is subject to credit risk on the amount it expects to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease.

Tracking Error Risk - The Advisor may not be able to cause the Fund's performance to match that of the Fund's benchmark, either on a daily or aggregate basis. Tracking error may cause the Fund's performance to be less than you expect.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

Investor Profile
Investors who expect the Nasdaq 100 Index® to go up and want highly accelerated investment gains when that index does so. These investors must also be willing to bear the risk of equally accelerated losses if the Nasdaq 100 Index® goes down.

Performance
The bar chart and table below show the performance of the Velocity 100 Fund for one year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

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Velocity 100 Fund

Highest Quarter Return 72.09% (quarter ended 12/31/01)

Lowest Quarter Return -62.24% (quarter ended 9/30/01)

AVERAGE ANNUAL TOTAL RETURN (for periods ending December 31, 2001) [1]
	FUND RETURN BEFORE TAXES H CLASS SHARES	FUND RETURN AFTER TAXES ON DISTRIBUTIONS H CLASS SHARES[3]	FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES H CLASS SHARES[3]	Nasdaq 100 Index[2]
PAST ONE YEAR	-69.38%	-69.38%	-42.25%	-32.66%
SINCE INCEPTION (11/27/00)	-72.18%	-72.18%	-52.51%	-35.40%

1 These figures assume the reinvestment of dividends and capital gains distributions.
2 The Nasdaq 100 Index® is an unmanaged index that is a widely recognized indicator of general stock market performance. Returns reflect no deduction for fees, expenses, or taxes.

[3] After-tax returns are calculated using the highest historical federal income and capital gains tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor´s tax situation and may differ from those shown. Fund Returns After Tax on Distributions assume a continued investment in the fund and shows the effect of taxes on fund distributions. Fund Returns After Taxes on Distributions and Sale of Fund Shares assume all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on fund distributions. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns for other classes of shares will differ from those shown above.

RYDEX DYNAMIC FUNDS OVERVIEW

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Velocity 100 Fund.

Shareholder Fees* ............................................................................................	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)† ...
Management Fees ................................................................................................	.90%
Distribution (12b-1) fees ......................................................................................	.25%
Other Expenses ...................................................................................................	.60%
Total Annual Fund Operating Expenses ..........................................................	1.75%

* The Fund may impose a wire transfer charge of $15 on certain redemptions under $5,000.
† This table and the example include both the fees paid by the Fund and its share of the fees of the Velocity 100 Master Fund

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's estimated operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

	1 YEAR	3 YEARS	5 YEARS	10 YEARS

VELOCITY 100 FUND	$ 184	$ 569	$ 979	$ 2,122

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Venture 100 Fund

Fund Objective

The Venture 100 Fund seeks to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the inverse (opposite) performance of the Nasdaq 100 Index® (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 200% of the value of any decrease in the underlying index (e.g., if the underlying index goes down by 5%, the value of the Fund's shares should go up by 10% on that day). When the value of the underlying index increases, the value of the Fund's shares should decrease on a daily basis by 200% of the value of any increase in the underlying index (e.g., if the underlying index goes up by 5%, the value of the Fund's shares should go down by 10% on that day).

Investment Strategy

The Fund pursues its investment objective through what is referred to as a "master-feeder arrangement." The Fund invests all of its assets in the Venture 100 Master Fund, a separate series of the Trust with an identical investment objective.

The Venture 100 Master Fund employs as its investment strategy a program of engaging in short sales of securities and investing in leveraged instruments, such as equity index swaps, futures contracts and options on securities, futures contracts, and stock indices. Equity index swaps, short sales, futures and options contracts enable the Venture 100 Master Fund to pursue its objective without investing directly in the securities included in the benchmark. On a day-to-day basis, the Venture 100 Master Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Venture 100 Master Fund also may enter into repurchase agreements.

Risk Considerations
The Venture 100 Master Fund is subject to a number of risks that will affect the value of its shares, including:

Equity Risk - The equity markets are volatile, and the value of the Fund's futures and options contracts and other securities may fluctuate significantly from day to day. Equity market volatility may also negatively affect the Fund's short sales of securities. This volatility may cause the value of your investment in the Fund to decrease.

Leveraging Risk - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments.

Swap Counterparty Credit Risk - The Fund is subject to credit risk on the amount it expects to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease.

Tracking Error Risk - The Advisor may not be able to cause the Fund's performance to match that of the Fund's benchmark, either on a daily or aggregate basis. Tracking error may cause the Fund's performance to be less than you expect.

RYDEX DYNAMIC FUNDS OVERVIEW

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

Investor Profile
Investors who expect the Nasdaq 100 Index® to go down and want highly accelerated investment gains when that index does so. These investors must also be willing to bear the risk of equally accelerated losses if the Nasdaq 100 Index® goes up.

Performance
The bar chart and table below show the performance of the Venture 100 Fund for for one year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

Venture 100 Fund

Highest Quarter Return 116.97% (quarter ended 9/30/01)

Lowest Quarter Return -51.13% (quarter ended 12/31/01)

AVERAGE ANNUAL TOTAL RETURN (for periods ending December 31, 2001) [1]
	FUND RETURN BEFORE TAXES H CLASS SHARES	FUND RETURN AFTER TAXES ON DISTRIBUTIONS H CLASS SHARES[3]	FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES H CLASS SHARES[3]	Nasdaq 100 Index[2]

PAST ONE YEAR	-5.00%	-5.00%	-3.04%	-32.66%
SINCE INCEPTION (11/27/00)	-0.79%	-1.04%	-0.76%	-33.28%

1 These figures assume the reinvestment of dividends and capital gains distributions.
2 The Nasdaq 100 Index® is an unmanaged index that is a widely recognized indicator of general stock market performance. Returns reflect no deduction for fees, expenses, or taxes.

[3] After-tax returns are calculated using the highest historical federal income and capital gains tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor´s tax situation and may differ from those shown. Fund Returns After Tax on Distributions assume a continued investment in the fund and shows the effect of taxes on fund distributions. Fund Returns After Taxes on Distributions and Sale of Fund Shares assume all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on fund distributions. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns for other classes of shares will differ from those shown above.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Venture 100 Fund.

Shareholder Fees*	None
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)†
Management Fees ..............................................................................................................	.90%
Distribution (12b-1) fees ....................................................................................................	.25%
Other Expenses ..................................................................................................................	.60%
Total Annual Fund Operating Expenses ........................................................................	1.75%

* The Fund may impose a wire transfer charge of $15 on certain redemptions under $5,000.
† This table and the example include both the fees paid by the Fund and its share of the fees of the Venture 100 Master Fund

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's estimated operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

	1 YEAR	3 YEARS	5 YEARS	10 YEARS

VENTURE 100 FUND	$ 184	$ 569	$ 979	$ 2,122

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RYDEX SERIES FUNDS OVERVIEW

U.S. Government Money Market Fund

Fund Objective

The U.S. Government Money Market Fund seeks to provide security of principal, high current income, and liquidity.

Investment Strategy

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The U.S. Government Money Market Fund invests primarily in money market instruments issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and enters into repurchase agreements fully collateralized by U.S. Government securities. The U.S. Government Money Market Fund may invest in Eurodollar time deposits. The Fund operates under Securities and Exchange Commission ("SEC") rules, which impose certain liquidity, maturity, and diversification requirements. All securities purchased by the Fund must have remaining maturities of 397 days or less, and must be found by the Advisor to represent minimal credit risk and be of eligible quality.

Risk Considerations

The U.S. Government Money Market Fund is subject to the following risks that will potentially affect the value of its shares:

Interest Rate Risk - Interest Rate Risk involves the potential for decline in the rate of dividends the Fund pays in the event of declining interest rates.

Stable Price per Share Risk- The Fund´s assets are valued using the amortized cost method, which enables the Fund to maintain a stable price of $1.00 per share. Although the Fund is managed to maintain a stable price per share of $1.00, there is no guarantee that the price will be constantly maintained, and it is possible to lose money. The Fund is not a bank deposit and is not Federally Insured or guaranteed by any government agency or guaranteed to achieve its objective.

Performance
The following bar chart and table provide some indication of the risks of investing in the Fund by showing both the year-by-year performance of the Fund´s Investor Class Shares and the Fund´s average annual returns, compared to the performance of an appropriate broad-based index, over different periods of time. Performance of the Fund´s Advisor Class Shares would differ only to the extent that each Class has different expenses. Past performance is no guarantee of future results.

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U.S. Government Money Market Fund*

Highest Quarter Return 1.51% (quarter ended 9/30/95)

Lowest Quarter Return .50% (quarter ended 3/31/94)

*The year-to-date return for the period from January 1, 2002 through March 31, 2002 is .23%.

Average Annual Total Return1 (for periods ended December 31, 2000)
	1 Year	5 Year	Since Inception (12/03/93)[2]

Investor Class Shares	5.41%	4.69%	4.46%
Advisor Class Shares	4.91%	4.41%	4.26%
90-Day Treasury Composite[3]	5.82%	5.09%	4.96%

1 These figures assume the reinvestment of dividends and capital gains distributions.
2 Inception date reflects commencement of Fund operation. Advisor Class
   Shares were offered beginning April 1, 1998. Performance information prior to that date is based on Investor Class Shares, restated to reflect Advisor
Class Shares' expenses.
3 The 90-day Treasury Composite Index is an unmanaged index that is a widely recognized indicator of general money market performance.

Yield
Call 800.820.0888 or visit www.rydexfunds.com for the Fund´s current yield.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold either Investor Class or Advisor Class Shares of the U.S. Government Money Market Fund.

	Investor Class	Advisor Class

Shareholder Fees* .............................................	None	None
Annual Fund Operating Expenses
(expenses that are deducted from fund assets)
Management Fees .................................................	.50%	.50%
Distribution (12b-1) Fees ......................................	None	.25%
Other Expenses ....................................................	.35%	.59%
Total Annual Fund Operating Expenses ...........	.85%	1.34%

* The Fund may impose a wire transfer charge of $15 on certain redemptions under $5,000.

Example

This Example is intended to help you compare the cost of investing in either the Investor Class or Advisor Class Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund´s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

       1 YEAR

       3 YEARS

       5 YEARS

       10 YEARS

       INVESTOR CLASS

       $ 89

$ 279
$ 484
$ 1,077

       ADVISOR CLASS

       $141

$ 437
$ 756
$ 658

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ADDITIONAL FUND INFORMATION

The Funds'
Investment Objectives

Each Dynamic Fund´s objective is to provide investment results that match the performance measured on a daily basis, of a specific benchmark. The current benchmark used by each Dynamic Fund is set forth below:

       Fund
      Name

       Benchmark

       Titan 500 Fund

       200% of the performance of the S&P 500 Index®

       Tempest 500 Fund

       200% of the inverse (opposite) performance of the S&P 500 Index®

       Velocity 100 Fund

       200% of the performance of the Nasdaq 100 Index®

       Venture 100 Fund

       200% of the inverse (opposite) performance of the Nasdaq 100 Index®

A Brief Guide to the Benchmarks

The S&P 500 Index®. The S&P 500 Index® is
a capitalization-weighted index composed of 500 common stocks, which are chosen by the Standard & Poor´s Corporation ("S&P") on a statistical basis.

The Nasdaq 100 Index®. Nasdaq 100 Index® is a
modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on the National Association of Securities Dealers
Automated Quotations System ("Nasdaq").

Master-Feeder
Investment Structure

As discussed in their respective Fund Overviews, the Titan 500 Fund, Tempest 500
Fund, Velocity 100 Fund, and Venture 100 Fund pursue their respective investment objectives indirectly by investing through what is referred to as a "master-feeder arrangement." The predecessor Titan 500, Tempest 500, Velocity 100, and
Venture 100 Funds were reorganized into this master-feeder structure on December
31, 2000. As a result of the reorganization the predecessor Funds sold all of their assets and liabilities to the Master Funds in exchange for shares of the new Titan 500, Tempest 500, Velocity 100, and Venture 100 Feeder Funds.

Under the master-feeder arrangement, a Fund´s investment portfolio is comprised solely of shares of a "master fund," which is a separate mutual fund that has an identical investment objective, e.g., the Titan 500 Fund acts as a "feeder fund," holding shares of its master fund as its only investment. As a result, the Fund has an indirect interest in all of the securities owned by the master fund. Because of this indirect interest, the Fund´s investment returns should be the same as those of the master fund, adjusted for
Fund expenses.

Rydex Global Advisors (the "Advisor") manages the investment portfolios of each Fund and its corresponding master fund. Under the master-feeder arrangement, the Advisor has adjusted its fees in order to avoid any "layering"
of fees, e.g., each Fund´s Total Annual Operating Expenses have not increased as a result of investing through a master-feeder arrangement. In addition, the
Advisor may discontinue investing through the master-feeder arrangement and resume managing the Funds directly if the Trust´s Board determines that doing so would be in the best interests of shareholders.

Advisor's
Investment Strategy in Managing the Dynamic Master Funds

In managing the Dynamic Master Funds, the Advisor uses a "passive"
investment strategy to manage each Fund´s portfolio, meaning that the Advisor does not attempt to select securities based on their individual potential to perform better than the market. The Advisor´s primary objective is to match the performance of each Fund´s benchmark as closely as possible on a daily basis. The Advisor uses quantitative analysis techniques to structure each Fund to obtain the highest correlation to its particular benchmark. The Advisor does not engage in temporary defensive investing, keeping each Fund´s assets fully invested in all market environments. The Advisor monitors each Fund on an ongoing basis, and makes adjustments to its portfolio, as necessary, to minimize tracking error and to maximize liquidity.

The Advisor pursues the Dynamic Funds´ investment objectives by regularly utilizing leveraged instruments, such as futures contracts and options on securities, futures contracts, and stock indices. In addition, the Advisor will regularly utilize short selling techniques designed to help the Tempest 500 Fund´s and the Venture 100 Fund´s performance to inversely correlate to 200% of the performance of the S&P 500 Index® and the Nasdaq 100 Index®, respectively.

ADDITIONAL FUND INFORMATION

Who
May Want to Invest in the Rydex Dynamic Funds

Investors Seeking to Utilize "Constantly Applied Leverage"

The Dynamic Funds may be appropriate for investors who believe that over the long term, the value of a particular index will increase or decrease, and that by investing with the objective of doubling the index´s daily return they will achieve superior results over time. Investors should understand that since each
Fund seeks to double the daily performance of the index underlying its benchmark, it should have twice the daily volatility of a conventional index fund. This increases the potential risk of loss.

Dynamic Asset Allocators

The Dynamic Funds may be appropriate for investors who use an investment strategy that relies on frequent buying, selling, or exchanging among stock mutual funds, since the Funds do not limit how often an investor may exchange among Funds. In addition, the Funds do not impose any transaction fees (other than wire fees for redemptions under $5,000) when investors buy, sell, or exchange shares. The Funds provide multiple opportunities for investors to capitalize on market trends and to capture market momentum with intra-day Fund share pricing and trading. Dynamic asset allocators may also utilize intra-day trading as a defensive strategy to react to market movements before investments are adversely affected.

Strategic Asset Locators

The Dynamic Funds may be appropriate for investors who use an investment strategy that involves the strategic allocation of investments among different asset classes. By utilizing consistently applied leverage, the Funds´
investment strategy can create alternative investment opportunities for strategic asset allocators who seek to match the S&P 500's or Nasdaq 100's daily return because less capital is needed to achieve a desired exposure. For example, an investor might invest $50,000 in a conventional S&P 500 Index®
fund. Alternatively, that same investor could invest half that amount - $25,000
- in the Titan 500 Fund and target the same daily return. This increased cash position could then be used for a tactical overlay, such as the introduction of an additional asset class or an undervalued market sector.

 Risks of Investing in the
Funds

As indicated below, the Funds (which includes their respective "master fund")
are subject to a number of risks that may affect the value of the Funds´
shares.

Equity Risk

All Dynamic Funds - The Funds invest primarily in instruments that attempt to track the price movement of equity indices as well as equity securities, including common stocks. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Funds invest will cause the net asset value of the Funds to fluctuate. Historically, the equity markets have moved in cycles, and the value of the Funds´ equity securities and equity derivatives may fluctuate drastically from day-to-day.
This price volatility is the principal risk of investing in equity securities.
Because of their link to the equity markets, an investment in the Funds may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations.

Non-Diversification Risk

All Dynamic Funds - Each Fund is non-diversified and may invest in the securities of a limited number of issuers. To the extent that a Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. 325

Industry Concentration Risk

All Dynamic Funds - None of the Funds will invest 25% or more of the value of the Fund´s total assets in the securities of one or more issuers conducting their principal business activities in the same industry; except that, to the extent the index underlying a Fund´s benchmark is concentrated in a particular industry, a Fund will necessarily be concentrated in that industry. Currently, the index underlying the Velocity 100 Fund´s and the Venture 100 Fund´s
benchmark–the Nasdaq 100 Index®–is concentrated in technology companies. The risk of concentrating Fund investments in a limited number of issuers conducting business in the same industry is that the Fund will be more susceptible to the risks associated with those issuers (or that industry) than a fund that does not concentrate its investments.

ADDITIONAL FUND INFORMATION

Tracking Error Risk

All Dynamic Funds - While the Funds do not expect returns to deviate significantly from their respective benchmarks on a daily basis, certain factors may affect their ability to achieve close correlation. These factors may include
Fund expenses, imperfect correlation between the Funds' investments and those of their benchmarks, rounding of share prices, changes to the benchmark, regulatory policies, and leverage. The cumulative effect of these factors may over time cause the Funds' returns to deviate from their respective benchmarks on an aggregate basis. The magnitude of any tracking error may be affected by a higher portfolio turnover rate.

Trading Halt Risk

All Dynamic Funds - The Funds typically will hold short-term options and futures contracts. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange ("CME"), have established limits on how much an option or futures contract may decline over various time periods within a day. If an option or futures contract´s price declines more than the established limits, trading on the exchange is halted on that instrument. If a trading halt occurs, the Funds may temporarily be unable to purchase or sell options or futures contracts. Such a trading halt near the time the Funds price their shares may limit the Funds' ability to use leverage and may prevent the
Funds from achieving their investment objectives. In such an event the Funds also may be required to use a "fair-value" method to price their outstanding contracts.

Futures and Options Risk

All Dynamic Funds - The Funds will invest a percentage of their assets in futures and options contracts. The Funds may use futures contracts and related options for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired. They may also be used to gain exposure to a particular market or instrument, to create a synthetic money market position, and for certain other tax-related purposes. The Funds will only enter into futures contracts traded on a national futures exchange or board of trade. Futures and options contracts are described in more detail on the following page:

Futures Contracts

Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

Options

The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, the Funds may cover their positions by owning the underlying security on which the option is written or by owning a call option on the underlying security. Alternatively, the Funds may cover their position by maintaining in a segregated account cash or liquid securities equal in value to the exercise price of the call option written by the Funds.

The Risks Associated with the Funds' use of Futures and Options Contracts
Include:

• The Funds experiencing losses over certain ranges in the market that exceed losses experienced by funds that do not use futures contracts and options.

• There may be an imperfect correlation between the changes in market value of the securities held by the Funds and the prices of futures and options on futures.

• Although the Funds will only purchase exchange-traded futures, due to market conditions there may not always be a liquid secondary market for a futures contract. As a result, the Funds may be unable to close out their futures contracts at a time which is advantageous.

• Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

• Because option premiums paid or received by the Funds are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

ADDITIONAL FUND INFORMATION

Early Closing Risk

All Dynamic Funds - The normal close of trading of securities listed on
Nasdaq and the New York Stock Exchange ("NYSE") is 4:00 p.m., Eastern Time.
Unanticipated early closings may result in a Fund being unable to sell or buy securities on that day. If an exchange closes early on a day when one or more of the Funds needs to execute a high volume of securities trades late in a trading day, a Fund might incur substantial trading losses.

Short Sale Risk

Tempest 500 Fund and Venture 100 Fund - Short sales are transactions in which a Fund sells a security it does not own. To complete the transaction, the
Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund. If the underlying security goes down in price between the time the Fund sells the security and buys it back, the Fund will realize a gain on the transaction.
Conversely, if the underlying security goes up in price during the period, the
Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

Swaps

All Dynamic Funds - The Funds may enter into equity index or interest rate swap agreements for purposes of attempting to gain exposure to a particular group of stocks or to an index of stocks without actually purchasing those stocks, or to hedge a position. The Funds will use short-term swap agreements to exchange the returns (or differentials in rates of return) earned or realized in particular predetermined investments or instruments. A Fund will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy. The use of equity swaps involves risks that are different from those associated with ordinary portfolio securities transactions.
Swap agreements may be considered to be illiquid. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

 Role of the Money Market Fund

In order to purchase shares of the Dynamic Funds, investors may first be required to purchase shares of the U.S. Government Money Market Fund (The
"Money Market Fund"). The Money Market Fund shares may then be exchanged for shares of the Dynamic Funds. Investors may make subsequent exchanges directly from one or more Dynamic Funds to other Dynamic Funds.
Investors wishing to exchange Dynamic Fund shares for shares of other Rydex
Funds, not included in the Dynamic Funds complex, must first exchange shares of the Dynamic Funds for shares of the Money Market Fund. For additional information, please see "Purchasing Shares by Exchange Transactions."

Investor Class Shares of the Money Market Fund are primarily utilized by individuals investing directly with the Fund or through a registered investment advisor with discretionary authority over the account. Advisor Class Shares of the Money Market Fund are utilized by certain financial intermediaries, who provide distribution and/or shareholder services to their customers. Investors should consider which class best suits their needs. To find out if shares of the
Dynamic Funds may be purchased directly, without first purchasing shares of the
Money Market Fund, investors should check with their financial intermediaries.

SHAREHOLDER INFORMATION GUIDE

Purchasing
Shares by Exchange Transactions

Shares of the Funds are Available Primarily Through Exchanges

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• Investors generally may need to make two separate transactions to acquire shares of the Dynamic Funds. First, you purchase shares of the Money Market
Fund. Then, you acquire shares of the Dynamic Funds by exchanging your Money
Market Fund shares. There are no fees for these transactions.

• You can acquire shares through exchange transactions among the Dynamic Funds or with the Money Market Fund.

• Investors may purchase shares of the Money Market Fund and make exchanges on any day that the NYSE is open for business (a "Business Day").

• You may purchase shares of the Money Market Fund by check, ACH or bank wire transfer. Once you open an account, you may make subsequent wire purchases by telephone, ACH or online. Procedures for purchasing shares of the Money Market
Fund by mail, telephone, fax or by using the Rydex Web site are discussed in more detail in the "Making Investments by Mail, Telephone, Fax or Online"
section.

• Shareholders may acquire shares of the Funds through exchange transactions by using the Rydex Web site - www.rydexfunds.com. By using this option, you can direct your requests for exchange transactions to the transfer agent by following the directions described on the Rydex Web site.

• Initial applications and investments, as well as subsequent investments, in the Money Market Fund must be received in good form by the transfer agent, on any Business Day, at or prior to 3:30 p.m., Eastern Time in order to be processed at that Business Day´s NAV. An initial application that is sent to the transfer agent does not constitute a purchase order until the application has been processed and correct payment by check, ACH or wire transfer has been received by the transfer agent.

• You may also make investments in the Money Market Fund and exchanges into the Funds through intermediaries or securities dealers who have the responsibility to transmit orders promptly. Intermediaries may charge fees for services provided in connection with buying, selling or exchanging shares. Each intermediary also may have its own rules about share transactions and may have earlier cutoff times for purchases. For more information about how to purchase and exchange shares through an intermediary, you should contact that intermediary directly.

Procedures for subsequent exchanges from the Money Market Fund into the
Dynamic Funds (and exchanges among the Dynamic Funds) are discussed in more detail in the "Exchanges" section.

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Determination of
Net Asset Value

The price per share (the offering price) will be the net asset value per share
("NAV") next determined after your exchange request is processed by the transfer agent. NAV is calculated by (1) taking the current market value of a Fund's total assets, (2) subtracting the liabilities, and (3) dividing the amount by the total number of shares owned by shareholders. No sales charges are imposed on initial or subsequent investments in a Fund.

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The Dynamic Funds calculate NAV twice each Business Day, first in the morning and again in the afternoon. The morning NAV is calculated at 10:45 a.m., Eastern
Time and the afternoon NAV is calculated at the close of the New York Stock
Exchange (currently 4:00 p.m., Eastern Time). The Money Market Fund calculates its NAV once each Business Day at the close of the New York Stock Exchange
(currently 4:00 p.m., Eastern Time).

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If the exchange or market where a Fund´s securities or other investments are primarily traded closes early, NAV may be calculated earlier. On days when the exchange or market is scheduled to close early, such as the day before a holiday, the Funds will only calculate NAV once at the close of the exchange or market. For more information on these early closings, please call 800.820.0888 or visit the Rydex Web site. To receive the current NAV, the transfer agent must receive your purchase order before the cut-off times specified in the "Exchanges"
section for each method of investing. Intermediaries may have earlier cut-off times. In addition, intermediaries may not offer intra-day trading or pricing regardless of when you place your order with your intermediary.

Minimum Investment

The minimum initial investment in H Class Shares of the Dynamic Funds and
Investor Class Shares of the Money Market Fund is $25,000 for shareholder accounts that are not managed by a registered investment advisor ("Self-Directed
Accounts"). However, if a registered investment advisor has discretionary authority over your account, the minimum initial investment in H Class Shares of the Dynamic Funds and Investor Class Shares of the Money Market Fund is $15,000.
The minimum initial investment in Advisor Class Shares of the Money Market Fund is $25,000. These minimums also apply to retirement plan accounts. The transfer agent, at its discretion, may accept lesser amounts in certain circumstances.
There is no minimum amount for subsequent investments in the Funds. The Funds reserve the right to modify the minimum investment requirements at any time. The
Funds also reserve the right to reject or refuse, at the Fund´s discretion, any order for the purchase of a Fund´s shares in whole or in part.

SHAREHOLDER INFORMATION GUIDE

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Making
Investments by Mail, Telephone, Fax or Online

You may open an account in the Money Market Fund by mail,  fax or online. Once you have opened an account, you may make subsequent purchases by telephone, mail or online. You may make initial investments in the Money Market
Fund online at www.rydexfunds.com using online account establishment, printing out the Account Application Agreement located on the Rydex Web site, completing it offline and sending it by mail or fax to the transfer agent. You may also obtain an Account Application Agreement by calling 800.820.0888 or 301.296.5100.
Investors must also make arrangements for payment by either bank wire transfer,
ACH or check using the procedures described below.

Investments by mail, telephone, fax or via the Rydex Website for both initial investments and subsequent investments in the Money Market Fund must be received in good form by the transfer agent, on any Business Day, at or prior to 3:30
p.m., Eastern Time to be processed at that Business Day´s NAV. Intermediaries may have earlier cutoff times for purchases. For more information about how to purchase through an intermediary, you should contact that intermediary directly.

Procedures for payment by either bank wire transfer, ACH or check are as follows:

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By Bank Wire Transfer

First, fill out the Account Application Agreement
and send the completed application, along with a request for a shareholder account number, to the transfer agent. You do not need to fill out an Account
Application Agreement to make subsequent investments in the Money Market Fund.
Then, request that your bank wire transfer the purchase amount to our custodian by using the following instructions:

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U.S. Bank

Cincinnati, Ohio

Routing Number: 0420-00013

For Account of: Rydex Series funds - U.S. Government Money Market Fund

Account Number: 48038-9030

[Your Name]

[Your Shareholder Account Number]

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After instructing your bank to transfer money by wire for both initial and subsequent purchases into the Money Market Fund, you must contact the transfer agent by telephone at 800.820.0888 or 301.296.5100 and inform the transfer agent as to the amount that you have transferred and the name of the bank sending the transfer in order to obtain same-day pricing or credit. For initial purchases, you must also supply the time the wire was sent and the Fed Wire reference number. If the purchase is canceled because your wire transfer is not received, you may be liable for any loss that the Fund incurs.

By Check

First, fill out the Account Application Agreement and send the completed application, along with your check, to the transfer agent. The check should be payable to: Rydex Series Funds U.S. Government Money Market Fund, and
mailed to:

Rydex Series Funds

U.S. Government Money Market Fund

Attn: Operations Department

9601 Blackwell Road, Suite 500

Rockville, Maryland 20850

The transfer agent will not process your request until it receives your check.
You may avoid a delay in processing your purchase request by purchasing shares by wire. In addition to charges described elsewhere in this prospectus, the transfer agent also may charge $50 for checks returned for insufficient or uncollectible funds.

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ACH Online Establishment

Select Online Account Establishment from the
menu at www.rydexfunds.com. Follow the instructions for opening  an account online, with purchase amounts to be transferred via ACH. A W-9 Form will be mailed to you upon completion of your online account application. Rydex will include a postage paid envelope for your use. You must return your completed W-9 to Rydex. With the initial purchase and any subsequent purchases you must indicate that you want your payments to be transferred via ACH.

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SHAREHOLDER INFORMATION GUIDE

Tax-Qualified Retirement Plans

Investors may purchase shares of the Money Market Fund (and make subsequent exchanges) through any of the following types of tax-qualified retirement plans:

• Individual Retirement Accounts (IRAs, including Roth IRAs)

• Keogh Accounts - -Defined Contribution Plans (Profit Sharing Plans)

• Keogh Accounts - Pension Plans (Money Purchase Plans)

• Internal Revenue Code Section 403(b) Plans

Retirement plans may be charged an annual $15.00 maintenance fee and a $15.00 account closing fee. Additional information regarding these accounts, including the annual maintenance fee, may be obtained by calling 800.820.0888 or
301.296.5100.

Exchanges

You may exchange shares of any Dynamic Fund for shares of any other Dynamic Fund that currently offers shares on the basis of the respective net asset values of the shares involved. You may also acquire shares of the Dynamic Funds through exchanges with the Money Market Fund. Exchanges may be made subject to the procedures set forth below.

To exchange your shares, you need to provide certain information, including the name on the account, the account number (or your taxpayer identification number), the number or dollar value of shares (or the percentage of the total value of the fund) you want to exchange, and the names of the Funds involved in the exchange transaction. Electronic investors should review the instructions on the Rydex Web site for more information regarding procedures for exchanges made via the Internet.

Exchange requests are processed at the NAV next determined after their receipt by the transfer agent. Exchange requests received before 10:30 a.m., Eastern
Time by the transfer agent will be processed and communicated to a Dynamic Fund in time for its 10:45 a.m., Eastern Time determination of NAV. Exchange requests received before 3:45 p.m., Eastern Time by the transfer agent (3:55 p.m.,
Eastern Time for online transactions) will be processed and communicated to a
Fund in time for its 4:00 p.m., Eastern Time determination of NAV. The exchange privilege may be modified or discontinued at any time.

Redeeming Fund Shares

General

You may redeem all or any portion of your Fund shares at the next determined NAV after the transfer agent receives your redemption request (subject to applicable account minimums). Your redemption proceeds normally will be sent within five
Business Days of the transfer agent´s receipt of your request. For investments made by check, payment on redemption requests may be delayed until the transfer agent is reasonably satisfied that payment has been collected (which may require up to 10 Business Days). If you invest by check, you may not wire out any redemption proceeds for the 30 calendar days following the purchase. You may avoid a delay in receiving redemption proceeds by purchasing shares by wire or
ACH. Telephone redemptions will be sent only to your address or your bank account (as listed in the transfer agent´s records). Each Fund may charge
$15.00 for certain wire transfers of redemption proceeds.

You may also redeem your shares by letter or by telephone subject to the procedures and fees set forth in "Procedures for Exchanges and
Redemptions."

The proceeds of redemption requests will be sent directly to your address (as listed in the transfer agent´s records). If you request payment of redemption proceeds to a third party or to a location other than your address or your bank account (as listed in the transfer agent´s records), this request must be in writing and must include an original signature guarantee. You may have to transmit your redemption request to your intermediary at an earlier time in order for your redemption to be effective that Business Day. Please contact your intermediary to find out their specific requirements for written and telephone requests for redemptions and signature guarantees.

Involuntary Redemptions

Because of the administrative expense of handling small accounts, any request for a redemption when your account balance (a) is below the currently applicable minimum investment, or (b) would be below that minimum as a result of the redemption, will be treated as a request for the complete redemption of that account. If, due to withdrawals or transfers, your account balance across all
Funds drops below the required minimum, the Fund reserves the right to redeem your remaining shares without any additional notification to you.

 SHAREHOLDER INFORMATION GUIDE

Suspension of Redemptions

With respect to each Fund, and as permitted by the SEC, the right of redemption may be suspended, or the date of payment postponed: (1) for any period during which the NYSE is closed (other than customary weekend or holiday closings) or trading on the NYSE is restricted; (2) for any period during which an emergency exists so that disposal of Fund investments or the determination of NAV is not reasonably practicable; or (3) for such other periods as the SEC, by order, may permit for protection of fund investors. In cases where Nasdaq, the CME or
Chicago Board Options Exchange ("CBOE") is closed or trading is restricted, a Fund may ask the SEC to permit the right of redemption to be suspended. On any day that the New York Fed or the NYSE closes early, the principal government securities and corporate bond markets close early (such as on days in advance of holidays generally observed by participants in these markets), or as permitted by the SEC, the right is reserved to advance the time on that day at which NAV is determined and by when purchase and redemption orders must be received.

Procedures for exchanges
and redemptions

You should follow the procedures described on the Rydex Web site for all exchanges allowed via the Internet. The transfer agent anticipates that most shareholders will make exchange requests via the Internet through the Rydex Web site.

You may also request redemptions and exchanges by mail or telephone. Written requests for redemptions and exchanges should be sent to:

Rydex Dynamic Funds

Attn: Operations Department

9601 Blackwell Road, Suite 500

Rockville, Maryland 20850

(Requests should be signed by the record owner or owners.)

Telephone redemption and exchange requests may be made by calling 800.820.0888 or 301.296.5100 by the cut-off time specified in the "Exchanges" section for exchanges between Funds, on any Business Day. The transfer agent´s offices are open between 8:30 a.m. and 5:30 p.m., Eastern Time on each Business Day. The
Funds reserve the right to suspend the right of redemption as described in the previous section.

If you own shares that are registered in your intermediary´s name, and you want to either transfer the registration to another intermediary or register the shares in your name, contact your intermediary for instructions to make this change.

Confirmation of Shareholder Transactions

You will receive confirmation of your investment transactions. The transfer agent may allow you to choose to receive your confirmation either electronically or through the mail by following the instructions made available on the Rydex
Web site. If you consent to receive electronic confirmation of your transactions, you may print a copy of the electronic confirmation you receive for your records. Shareholders who consent to receive all communications (such as trade confirmations; prospectuses and shareholder reports; etc.) from the
Funds through the Rydex Web site or other electronic means must:

• Have and maintain access to the Rydex Web site and provide the transfer agent with a valid and current e-mail address.

• Notify the transfer agent immediately if they no longer have access to the
Rydex Web site, change their e-mail address or wish to revoke their consent to receive all communications from the Funds through the Rydex Web site or other electronic means.

You may revoke your consent to receive electronic confirmations and other communications from the Funds through the Rydex Web site or other electronic means at any time by informing the transfer agent in writing. Once you revoke such consent you will receive all shareholder communications through the mail.

Transactions Over the Internet or Telephone

Telephone redemptions, as well as internet and telephone exchange transactions are extremely convenient, but are not risk-free. To ensure that your Internet and telephone transactions are safe, secure, and as risk-free as possible, the transfer agent has instituted certain safeguards and procedures for determining the identity of Web site users (including the use of secure passwords and
128-bit encryption technology) and of telephone callers and authenticity of instructions. As a result, neither the Funds nor the transfer agent will be responsible for any loss, liability, cost, or expense for following Internet, telephone or wire instructions they reasonably believe to be genuine. If you or your intermediary make exchange or redemption requests via the Internet or telephone, you will generally bear the risk of any loss.

SHAREHOLDER INFORMATION GUIDE

MANAGEMENT OF THE FUNDS

The Investment Advisor

Rydex Global Advisors, Inc. with offices at 9601 Blackwell Road, Suite 500,
Rockville, Maryland 20850, serves as investment advisor and manager of the
Funds.

Chairman of the Board and the President of the Advisor

Albert P. Viragh, Jr., owns a controlling interest in the Advisor. From 1985 until the incorporation of the Advisor, Mr. Viragh was a Vice President of Money
Management Associates ("MMA"), a Maryland-based registered investment advisor. From 1992 to June 1993, Mr. Viragh was the portfolio manager of The
Rushmore Nova Portfolio, a series of The Rushmore Fund, Inc., an investment company managed by MMA.

The Advisor makes investment decisions for the assets of the Funds and continuously reviews, supervises, and administers each Fund's investment program. The Trustees supervise the Advisor and establish policies that the
Advisor must follow in its day-to-day management activities. Under investment advisory agreements between the Trust and the Advisor, the Funds paid the
Advisor a fee at an annualized rate for the fiscal year ended December 31, 2001, based on the average daily net assets for each Fund, as set forth below:


       Fund

       Advisory Fee*

       Titan 500 Master Fund .......................................

       .90%

       Tempest 500 Master Fund .................................

       .90%

       Velocity 100 Master Fund ..................................

       .90%

       Venture 100 Master Fund ..................................

       .90%

       U.S. Government Money Market Fund ..............

       .50%

    *Under the master-feeder
      arrangement described on page 16, the
      Advisor does not receive compensation for managing the feeder funds


  The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the Trustees which are affiliated with the Advisor. The Advisor may make payments from its own resources to broker-dealers and other financial institutions in connection with the sale of Fund shares.

  The Advisor has voluntarily agreed to maintain the actual Total Annual
    Operating Expenses of the H Class Shares of the Dynamic Funds at an "expense cap" of 1.75%. This means that the Advisor will reimburse certain expenses of the Funds so that expenses do not exceed 1.75%. Because the Advisor´s agreement to maintain an expense cap is voluntary, the Advisor may discontinue all or part of its reimbursements at any time. In addition, if at any point during the first three years of Fund operations it becomes unnecessary for the Advisor to make reimbursements, the Advisor may retain the difference between the Total Annual Operating Expenses of any Fund and
    1.75% to recapture any of its prior reimbursements.


Portfolio Managers

Michael P. Byrum, CFA, Chief Investment Officer, has
      been associated with Rydex since the Advisor was founded in 1993, and since that time played a key role in the development of the firm´s investment strategy and product offerings. As Senior Portfolio Manager, he was instrumental in the launch of the OTC, Precious Metals, U.S.
      Government Bond, Ursa and Arktos Funds, and helped to create the Rydex
      Sector Funds. He was named Vice President of Portfolio in 1998, and
      Executive Vice President in 2000. Prior to joining Rydex, Mr. Byrum worked for Money Management Associates, the investment advisor to Rushmore Funds,
      Inc. He holds a degree in finance from Miami University of Ohio.

Charles J. Tennes, Director of Portfolio, joined
      Rydex in 1999 as Senior Portfolio Manager for the Rydex International
      Funds, and was part of the team that developed the Mekros Fund and the four Rydex Dynamic Funds. He was named Senior Vice President in 2000 and
      Director of Portfolio in 2001. From 1991 to 1997, Mr. Tennes was Chief
      Operating Officer for GIT Investment Funds, where he managed an emerging markets equity fund that invested in more than 30 countries. From 1997 to
      1999 he worked as a consultant on privatization in Eastern Europe. He holds a master´s degree in international commerce from George Mason
      University.

      An investment team supervised by Mr. Byrum and Mr. Tennes manages each of the Rydex Funds.


Distribution Plans

The Dynamic Funds have adopted a Distribution Plan (the "Plan") on behalf of Shareholders of H Class Shares that allows the Funds to pay distribution fees to Rydex Distributors, Inc. (the "Distributor") and other firms that enter into arrangements with the distributor to provide distribution services ("Service
Providers") to the Funds. The Dynamic Funds will pay distribution fees to the
Distributor at an annual rate not to exceed .25% of average daily net assets, pursuant to Rule 12b-1 of the 1940 Act. If a Service Provider provides distribution services, the Distributor will, in turn, pay the Service Provider out of its fees. Because the Funds pay these fees out of assets on an ongoing basis, over time these fees may cost you more than other types of sales charges.

The Money Market Fund has adopted a Distribution and Shareholder Services Plan
(the "Advisor Class Plan") applicable to its Advisor Class Shares that allows the Money Market Fund to pay distribution and service fees to the
Distributor and other Service Providers. If a Service Provider provides distribution services, the Fund will pay distribution fees to the Distributor at an annual rate not to exceed .25% of average daily net assets, pursuant to Rule
12b-1 of the 1940 Act. If a Service Provider provides shareholder services, the
Fund will pay service fees to the Distributor at an annual rate not to exceed
..25% of the average daily net assets of the Fund. The Distributor will, in turn, pay the Service Provider out of its fees. Because the Fund pays these fees out of assets on an ongoing basis, over time these fees may cost you more than other types of sales charges.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and
Distributions

Income dividends, if any, are paid at least annually by each of the Funds, except the Money Market Fund, which declares dividends daily and pays them monthly. If you own Fund shares on a Fund´s record date, you will be entitled to receive the dividend. The Funds may declare and pay dividends on the same date. The Funds make distributions of capital gains, if any, at least annually.
Each Fund, however, may declare a special capital gains distribution if the
Trustees believe that such a distribution would be in the best interest of the shareholders of a Fund.

You will receive dividends and distributions in the form of additional fund shares unless you have elected to receive payment in cash. If you have not already elected to receive cash payments on your application, you must notify the transfer agent in writing prior to the date of distribution. Your election will become effective for dividends paid after the transfer agent receives your written notice. To cancel your election, simply send written notice to the transfer agent.

Dividends and distributions from a Fund are taxable to you whether they are reinvested in additional shares of the Fund or are received in cash. You will receive an account statement at least quarterly.

Tax Information

The following is a summary of some important tax issues that affect the Funds and their shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. This is not intended to present a detailed explanation of the tax treatment of the Funds, or the tax consequences of an investment in the Funds. More information about taxes is located in each Statement of Additional Information ("SAI"). You are urged to consult your tax advisor regarding specific questions as to federal, state and local income taxes.

Tax Status of Each Fund

Each Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded regulated investment companies. As long as a Fund qualifies as a regulated investment company, it does not expect to pay federal income tax on the earnings it distributes at least annually to shareholders.

Tax Status of Distributions

Each Fund will distribute substantially all of its net investment income and net realized capital gains, if any, annually. The income dividends you receive from the Funds will be taxed as ordinary income. Capital gains distributions are generally taxable at the rate applicable to long-term capital gain regardless of how long you have owned your shares. The tax treatment of dividends and distributions is the same whether you receive them in cash or in additional shares.

Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive which are attributable to dividends received by a fund from U.S. corporations.

Distributions paid in January but declared by a Fund in October, November or
December of the previous year, may be taxable to you in the previous year.

Tax Status of Share Transactions

Each sale, exchange, or redemption of Fund shares may be a taxable event to you.
For tax purposes an exchange of your Fund shares for shares of a different Rydex
Fund is the same as a sale. You should consider the tax consequences of any redemption or exchange before making such a request.

State Tax Considerations

Distributions by the Funds may be subject to state and local taxation. You should consult with your tax advisor regarding state and local taxes affecting your investment in the Funds.


FINANCIAL
HIGHLIGHTS

TITAN 500 Fund

The financial highlights table is intended to help you understand the Fund´s financial performance for the period of operations of H Class Shares. Certain information reflects financial results for a single H Class Share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in an H Class Share of the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by
PricewaterhouseCoopers LLP, whose report, along with the financial statements and related notes, appears in the Rydex Dynamic Funds´ 2001 Annual Report. The
2001 Annual Report is available by telephoning the transfer agent at
800.820.0888 or 301.296.5100. The Annual Report is incorporated by reference in the SAI.

(For a share outstanding throughout each period)

       H CLASS
      TITAN 500 FUND

       PERIOD
      ENDED
      12/31/01

       PERIOD
      ENDED
      12/31/00*

       PER SHARE OPERATING PERFORMANCE:

       NET ASSET VALUE BEGINNING OF PERIOD

       $20.01

       $25.00

       Net investment income (loss)†

       (.08)

       .60

       Net realizied and unrealized loss on securities

       (6.71)

       (5.58)

       Net decrease in net asset value resulting from operations

       (6.79)

       (4.98)

       DISTRIBUTIONS TO SHAREHOLDERS

       From net investment
      income

       -

       (.01)

       From realized gain on
      investments

       -

       -

       Net decrease in net asset value

       (6.79)

       (4.99)

       NET ASSET VALUE END OF PERIOD

       $13.22

       $20.01

       TOTAL INVESTMENT RETURN

       (33.93)%

       (19.92)%

       RATIOS TO AVERAGE NET ASSETS:

       Gross expenses, including expenses of the corresponding
           Master Portfolio

       1.89%

       2.21%**

       Net expenses, including expenses of the corresponding
           Master Portfolio

       1.75%

       1.75%**

       Net investment income (loss)

       (0.52)%

       4.08%**

       SUPPLEMENTARY DATA:

       Portfolio turnover
      rate***

       1,494%

       -

       Net assets, end of period (000's
      omitted)

       $97,786

       $64,745

  *   Commencement of Operations: May 19,
2000

 **  Annualized

*** Portfolio turnover ratio is calculated without regard to short-term securities

       having a maturity of less than one year.

    † Calculated using the average daily
shares outstanding for the period.

TEMPEST 500 Fund

The financial highlights table is intended to help you understand the Fund´s financial performance for the period of operations of H Class Shares. Certain information reflects financial results for a single H Class Share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in an H Class Share of the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by
PricewaterhouseCoopers LLP, whose report, along with the financial statements and related notes, appears in the Rydex Dynamic Funds´ 2001 Annual Report. The
2001 Annual Report is available by telephoning the transfer agent at
800.820.0888 or 301.296.5100. The Annual Report is incorporated by reference in the SAI.

(For a share outstanding throughout each period)

       H CLASS
      TEMPEST 500 FUND

       PERIOD
      ENDED
      12/31/01

       PERIOD
      ENDED
      12/31/00*

       PER SHARE OPERATING PERFORMANCE:

       NET ASSET VALUE BEGINNING OF PERIOD

       $56.61

       $50.00

       Net investment income (loss)†

       (.27)

       .95

       Net realizied and unrealized gains on securities

       12.05

       5.98

       Net increase in net asset value resulting from operations

       11.78

       6.93

       DISTRIBUTIONS TO SHAREHOLDERS

       From net investment
      income

       -

(0.32)

       From realized gain on
      investments

       -

       -

       Net increase in net asset value

       11.78

       6.61

       NET ASSET VALUE END OF PERIOD

       $68.39

       $56.61

       TOTAL INVESTMENT RETURN

       20.81%

       13.92%

       RATIOS TO AVERAGE NET ASSETS:

       Gross expenses, including expenses of the corresponding
           Master Portfolio

       1.75%

       2.59%**

       Net expenses, including expenses of the corresponding
           Master Portfolio

       1.75%

       1.75%**

       Net investment income (loss)

       (0.39)%

       2.95%**

       SUPPLEMENTARY DATA:

       Portfolio turnover
      rate***

       -

       -

       Net assets, end of period (000's
      omitted)

       $128,237

       $35,941

  *   Commencement of Operations: May 19,
2001

 **  Annualized

*** Portfolio turnover ratio is calculated without regard to short-term securities

       having a maturity of less than one year.

    † Calculated using the average daily
shares outstanding for the period.

FINANCIAL HIGHLIGHTS

Velocity 100 Fund

The financial highlights table is intended to help you understand the Fund´s financial performance for the period of operations of H Class Shares. Certain information reflects financial results for a single H Class Share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in an H Class Share of the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by
PricewaterhouseCoopers LLP, whose report, along with the financial statements and related notes, appears in the Rydex Dynamic Funds´ 2001 Annual Report. The
2001 Annual Report is available by telephoning the transfer agent at
800.820.0888 or 301.296.5100. The Annual Report is incorporated by reference in the SAI.

(For a share outstanding throughout each period)

       H CLASS
      VELOCITY 100 FUND

       PERIOD
      ENDED
      12/31/01

       PERIOD
      ENDED
      12/31/00††*

       PER SHARE OPERATING PERFORMANCE:

       NET ASSET VALUE BEGINNING OF PERIOD

       $104.70

       $250.00

       Net investment income (loss)†

       (.14)

       2.30

       Net realizied and unrealized loss on securities

       (72.50)

       (147.60)

       Net decrease in net asset value resulting from operations

       (72.64)

       (145.30)

       DISTRIBUTIONS TO SHAREHOLDERS

       From net investment
      income

       -

       -

       From realized gain on
      investments

       -

       -

       Net decrease in net asset value

       (72.64)

       (145.30)

       NET ASSET VALUE END OF PERIOD

       $32.06

       $104.70

       TOTAL INVESTMENT RETURN

       (69.38)%

       (58.12)%

       RATIOS TO AVERAGE NET ASSETS:

       Gross expenses, including expenses of the corresponding
           Master Portfolio

       1.75%

       2.16%**

       Net expenses, including expenses of the corresponding
           Master Portfolio

       1.75%

       1.75%**

       Net investment income (loss)

       (0.81)%

       (1.89)%**

       SUPPLEMENTARY DATA:

       Portfolio turnover
      rate***

       733%

       757%

       Net assets, end of period (000's
      omitted)

       $197,495

       $130.126

  *   Commencement of Operations: May 24,
2000

 **  Annualized

*** Portfolio turnover ratio is calculated without regard to short-term securities

       having a maturity of less than one year.

    † Calculated using the average daily
shares outstanding for the period.

   †† Per share amounts for periods ended
December 31, 2000 have been restated to

      reflect a 1:10 reverse stock split.

Venture 100 Fund

The financial highlights table is intended to help you understand the Fund´s financial performance for the period of operations of H Class Shares. Certain information reflects financial results for a single H Class Share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in an H Class Share of the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by
PricewaterhouseCoopers LLP, whose report, along with the financial statements and related notes, appears in the Rydex Dynamic Funds´ 2001 Annual Report. The
2001 Annual Report is available by telephoning the transfer agent at
800.820.0888 or 301.296.5100. The Annual Report is incorporated by reference in the SAI.

(For a share outstanding throughout each period)

       H CLASS
      VENTURE 100 FUND

       PERIOD
      ENDED
      12/31/01

       PERIOD
      ENDED
      12/31/00*

       PER SHARE OPERATING PERFORMANCE:

       NET ASSET VALUE BEGINNING OF PERIOD

       $48.87

       $50.00

       Net investment income (loss)†

       (.29)

       1.01

       Net realizied and unrealized gains (losses) on securities

       (2.28)

       .90

       Net increase (decrease) in net asset value resulting from
      operations

(2.57)

       1.91

       DISTRIBUTIONS TO SHAREHOLDERS

       From net investment
      income

       -

(.47)

       From realized gain on
      investments

       -

       -

       Net increase (decrease) in net asset value

       (2.57)

       1.44

       NET ASSET VALUE END OF PERIOD

       $48.87

       $51.44

       TOTAL INVESTMENT RETURN

       (5.00)%

       3.92%

       RATIOS TO AVERAGE NET ASSETS:

       Gross expenses, including expenses of the corresponding
           Master Portfolio

       1.75%

       2.41%**

       Net expenses, including expenses of the corresponding
           Master Portfolio

       1.75%

       1.75%**

       Net investment income (loss)

       (.50)%

       4.87%**

       SUPPLEMENTARY DATA:

       Portfolio turnover
      rate***

       -

       -

       Net assets, end of period (000's
      omitted)

       $136,249

       $28,808

  *   Commencement of Operations: May 23,
2000

 **  Annualized

*** Portfolio turnover ratio is calculated without regard to short-term securities

       having a maturity of less than one year.

    † Calculated using the average daily
shares outstanding for the period.

FINANCIAL HIGHLIGHTS

U.S. Government Money Market Fund

The financial highlights tables are intended to help you understand the Money
Market Fund´s financial performance for the past five years. Certain information reflects financial results for a single Investor Class Share and an
Advisor Class Share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the financial statements and related notes, appears in the Rydex Series Funds´ 2001 Annual
Report. The 2001 Annual Report is available by telephoning the transfer agent at
800.820.0888 or 301.296.5100. The Annual Report is incorporated by reference in the SAI.

(For a share outstanding throughout each period)

       INVESTOR CLASS

       YEAR ENDED   3/31/01

       YEAR ENDED  3/31/00

       YEAR ENDED 3/31/99

       YEAR ENDED 3/31/98

       PERIOD ENDED 3/31/97*

       PER SHARE OPERATING PERFORMANCE:

       NET ASSET VALUE,

       BEGINNING OF PERIOD

       $1.00

       $1.00

       $1.00

       $1.00

       $1.00

       Net investment income†

        .05

        .04

       .04

        .04

       .03

       Net increase in net asset value resulting from
      operations

        .05

        .04

       .04

       .04

       .03

       Distributions to shareholders from net investment
      income

        (.05)

        (.04)

       (.04)

       (.04)

       (.03)

       Net increase in net asset value

        .00

        .00

       .00

        .00

       .00

       NET ASSET VALUE, END OF PERIOD

       $1.00

       $1.00

       $1.00

       $1.00

       $1.00

       TOTAL INVESTMENT RETURN(%)

       5.48

        4.48

       4.55

       4.69

       4.39**

       RATIOS TO AVERAGE NET ASSETS

        Gross expenses
      (%)

        .85

        .89

        .84

       .89

       .86**

        Net expenses
      (%)

        .85

        .88

        .83

       .89

       .86**

        Net investment income
      (%)

       5.38

       4.36

        4.37

        4.37

       4.06**

       SUPPLEMENTARY DATA

         Net assets, end of period

        (000's
      omitted)

        $948,275

        $686,198

       $949,802

       $253,295

       $283,553

   † Calculated using the
average daily shares outstanding for the year.

  * During 1997, the Trust changed its fiscal year end from June 30 to March 31. Accordingly, the period ended March 31, 1997 reflects nine months of activity.

** Annualized

       ADVISOR CLASS
      (For a share outstanding throughout each period)

       YEAR ENDED   3/31/01

       YEAR ENDED  3/31/00

       YEAR ENDED 3/31/99

       PER SHARE OPERATING PERFORMANCE:

       NET ASSET VALUE,

       BEGINNING OF PERIOD

       $1.00

       $1.00

       $1.00

       Net investment income †

        .05

        .04

       .04

       Net increase in net asset value resulting from
      operations

        .05

        .04

       .04

       Distributions to shareholders from net investment
      income

        (.05)

        (.04)

       (.04)

       Net increase in net asset value

        .00

        .00

       .00

       NET ASSET VALUE, END OF PERIOD

       $1.00

       $1.00

       $1.00

       TOTAL INVESTMENT RETURN(%)

       4.99

       3.64

       4.02

       RATIOS TO AVERAGE NET ASSETS

        Gross expenses
      (%)

        1.34

       1.41

       1.34**

        Net expenses
      (%)

        1.34

       1.40

       1.33**

        Net investment income
      (%)

       4.87

       3.85

       3.83**

       SUPPLEMENTARY DATA

         Net assets, end of period

        (000's
      omitted)

       $ 451,796

       $ 212,181

       $ 321,581

   † Calculated using the
average daily shares outstanding for the year.

   * Since the commencement of operations: April 1, 1998.

** Annualized


BENCHMARK
INFORMATION

S&P and Nasdaq do not sponsor, endorse, sell or promote the Titan 500
Fund, Tempest 500 Fund, Velocity 100 Fund, or Venture 100 Fund (the "Funds")
and make no representation or warranty, implied or express, to the investors in the Funds, or any members of the public, regarding:

  the advisability of investing in index funds;

  the ability of any index to track stock market performance;

  the accuracy and/or the completeness of the aforementioned indices or any data included therein;

  the results to be obtained by any of the Funds, the investors in the
    Funds, or any person or entity from the use of the indices or data included therein; and

  the merchantability or fitness for a particular purpose for use with respect to the indices or any data included therein.

Back Cover

       A FAMILY
      OF FUNDS DESIGNED EXCLUSIVELY
      FOR FINANCIAL PROFESSIONALS AND
       SOPHISTICATED PROFESSIONALS

Additional information about the Dynamic Funds is included in the SAI dated May 1, 2002, which contains more detailed information about the Dynamic
Funds. Additional information about the Money Market Fund is included in an SAI dated August 1, 2001, which contains more information about the Rydex Series
Funds. Each SAI has been filed with the SEC and is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.

The SEC maintains the EDGAR database on its Web site
("http://www.sec.gov") that contains each SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC.

You may also review and copy documents at the SEC Public Reference room in
Washington, D.C. (for information on the operation of the Public Reference Room, call 202.942.8090). You may request documents by mail from the SEC, upon payment of a duplication fee, by writing to: Securities and Exchange Commission, Public
Reference Section, Washington, D.C. 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

You may obtain a copy of each SAI or the annual or semi-annual reports, without charge by calling 800.820.0888 or by writing to Rydex Dynamic Funds, at
9601 Blackwell Road, Suite 500, Rockville, Maryland 20850. Additional
information about the Funds´ investments is available in the annual and semi-annual reports. Also, in the Funds´ annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds´ performance during its last fiscal year.

No one has been authorized to give any information or to make any representations not contained in this Prospectus or each SAI in connection with the offering of Fund Shares. Do not rely on any such information or representations as having been authorized by the Funds or Rydex Global Advisors.
This prospectus does not constitute an offering by the Funds in any jurisdiction where such an offering is not lawful.

Titan 500 Fund, Tempest 500 Fund, Velocity 100 Fund, and Venture 100 Fund
are series of Rydex Dynamic Funds, SEC File number 811-9525. U.S. Government
Money Market Fund is a series of Rydex Series Funds, SEC File number 811-7584.

9601 Blackwell Road, Suite 500

Rockville, Maryland 20850

www.rydexfunds.com

Rydex  Dynamic
      Funds

PROSPECTUS

      C
      CLASS SHARES

      May 1, 2002

      TITAN 500 FUND

      TEMPEST 500 FUND

      VELOCITY 100 FUND

      VENTURE 100 FUND

      RYDEX SERIES FUNDS

      U.S. GOVERNMENT MONEY MARKET FUND

      (dated August 1, 2001)

 The Securities and Exchange
      Commission has not approved or disapproved the Trust´s shares or passed upon the accuracy or adequacy of this Prospectus.Any representation to the contrary is a criminal offense.

    2
      2
      5
      8
      11
      14
      14
      16
      16
      16
      16
      17
      18
      19
      23
      24
      24
      24
      25
      25
      26
      28
      28
      29
      30
      31
      33
      34
      34
      35
      36
41

Rydex Dynamic FundsOverview

      Titan 500 Fund

      Tempest 500 Fund

      Velocity 100 Fund

      Venture 100 Fund

      Rydex Series Funds Overview

      U.S. Government Money Market
      Fund

      Additional Fund Information

      The Funds' Investment
      Objectives

      A Brief Guide to the Benchmarks

      Master-Feeder Investment
      Structure

      Advisor's
      Investment Strategy in Managing the Dynamic Funds

      Who May Want
      to Invest in the Rydex Dynamic Funds

      Risks of Investing in the Funds

      Role of the Money Market Fund

      Shareholder Information Guide

      Purchasing C Class Shares

      Purchasing Shares By
      Exchange Transactions

      Determination of Net Asset
      Value

      Minimum Investment

      Making
      Investments by Mail, Telephone or Fax

      Tax-Qualified Retirement Plans

      Exchanges

      Redeeming Fund Shares

      Sales Charges

      Procedures for
      Exchanges and Redemptions

      Management of the Funds

      Dividends, Distributions, and Taxes

      Dividends and Distributions

      Tax Information

      Financial Highlights

      Benchmark Information

RYDEX DYNAMIC FUNDS

C CLASS SHARES

9601 BLACKWELL ROAD, Suite 500, Rockville, Maryland 20850

800.820.0888 • 301.296.5100 • www.rydexfunds.com

     Rydex Dynamic Funds (the
"Trust") is part of a mutual fund family with a number of separate investment portfolios, four of which are described in this Prospectus (the
"Dynamic Funds"). In addition, the Rydex U.S. Government Money Market
Fund (the "Money Market Fund") is a portfolio within Rydex Series
Funds, a separate mutual fund in the Rydex Family of Funds (together with the
Dynamic Funds, the "Funds"). C Class Shares of the Dynamic Funds are
sold primarily through broker-dealers and other financial institutions whose clients take part in certain strategic and tactical asset allocation investment programs. Investors may exchange shares of the Funds through the Rydex Web site
- www.rydexfunds.com - and over the phone.

The Funds´ Investment Objectives

Each Fund has a separate investment objective. The investment objective of each Dynamic Fund is non-fundamental and may be changed without shareholder approval.

Risks of Investing in the Funds

The value of the Funds may fluctuate. In addition, Fund shares:

     • may decline in value, and
you may lose money

     • are not federally insured

     • are not guaranteed by any government agency

     • are not bank deposits

     • are not guaranteed to achieve their
objectives.

RYDEX DYNAMIC FUNDS OVERVIEW

Titan 500 Fund

Fund Objective


The Titan 500 Fund seeks to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund´s current benchmark is 200% of the performance of the S&P 500 Index®
(the "underlying index").

 If the Fund meets its objective, the value
of the Fund´s shares will tend to increase on a daily basis by 200% of the value of any increase in the underlying index. When the value of the underlying index declines, the value of the Fund´s shares should also decrease on a daily basis by 200% of the value of any decrease in the underlying index (e.g., if the underlying index goes down by 5%, the value of the Fund´s shares should go down by 10% on that day).


Investment Strategy

The Fund pursues its investment objective through what is referred to as a
"master-feeder arrangement." The Fund invests all of its assets in the
Titan 500 Master Fund, a separate series of the Trust with an identical investment objective.

The Titan 500 Master Fund employs as its investment strategy a program of investing in leveraged instruments, such as equity index swaps, futures contracts and options on securities, futures contracts, and stock indices.
Equity index swaps,  futures and options contracts enable the Titan 500
Master Fund to pursue its objective without investing directly in the securities included in the benchmark, or in the same proportion that those securities are represented in that benchmark. On a day-to-day basis, the Titan 500 Master Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Titan 500 Master Fund also may purchase equity securities and enter into repurchase agreements.

Risk Considerations

The Titan 500 Master Fund is subject to a number of risks that will affect the value of its shares, including:

Equity Risk - The equity markets are volatile, and the value of the
Fund´s futures and options contracts and other securities may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

Leveraging Risk-The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments.

Swap Counterparty Credit Risk -The Fund is subject to credit risk on the amount it expects to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease.

Tracking Error Risk -The Advisor may not be able to cause the Fund´s performance to match that of the Fund´s benchmark, either on a daily or aggregate basis. Tracking error may cause the Fund´s performance to be less than you expect.

Trading Halt Risk -If a trading halt occurs, the Fund may temporarily be unable to purchase or sell options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund´s ability to use leverage and may prevent the Fund from achieving its investment objective.

Investor Profile

Investors who expect the S&P 500 Index® to
go up and want highly accelerated investment gains when that index does so.
These investors must also be willing to bear the risk of equally accelerated losses if the S&P 500 Index® goes down.

Performance

The bar chart and table below show the performance of the Titan 500 Fund for one year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the
Fund. Of course, this past performance does not necessarily indicate how the
Fund will perform in the future.

Titan 500 Fund


    Highest Quarter Return 18.59%
(quarter ended 12/31/02)

    Lowest Quarter Return -30.67%
(quarter ended 9/30/01)

       AVERAGE ANNUAL TOTAL RETURN (for periods ending December 31,
2001) [1]

       FUND RETURN
      BEFORE TAXES
C CLASS SHARES

       FUND RETURN
      AFTER TAXES ON
      DISTRIBUTIONS
C CLASS SHARES[3]

       FUND RETURN
      AFTER TAXES ON
      DISTRIBUTIONS
      AND SALE OF
      FUND SHARES
C CLASS SHARES[3]

S&P 500 INDEX[2]

PAST ONE YEAR

-34.60%

-34.60%

-21.07%

-13.04%

SINCE INCEPTION (11/27/00)

-36.10%

-36.10%

-28.75%

-13.71%

       1 These figures assume the
reinvestment of dividends and capital gains distributions.

       2 The S&P 500 Index®
      is an unmanaged index that is a widely recognized indicator of general stock market performance. Returns reflect no deduction for fees, expenses, or taxes.

[3] After-tax returns are calculated using
      the highest historical federal income and capital gains tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown.
      Fund Returns After Tax on Distributions assume a continued investment in the fund and shows the effect of taxes on fund distributions. Fund Returns
      After Taxes on Distributions and Sale of Fund Shares assume all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on fund distributions. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns for other classes of shares will differ from those shown above.

RYDEX DYNAMIC FUNDS OVERVIEW

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold
C Class Shares of the Titan 500 Fund.

SHAREHOLDER FEES*

Maximum Deferred Sales Charge (Load)**

    (as a percentage of initial purchase price)
.........................................................................
1.00%

    Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)†

    Management Fees
................................................................................................................
.90%

    Distribution (12b-1) and Shareholder Service Fees
...............................................................
1.00%

    Other Expenses**
................................................................................................................
.74%

    Total Annual Fund Operating Expenses***
......................................................................
2.64%

    * The Fund may impose a wire transfer charge
of $15 on certain redemptions under $5,000.

    ** The deferred sales charge applies for the
      first year following purchase and will be waived for customers of financial intermediaries that have entered into arrangements with the
      Distributor to forego transaction-based compensation in connection with the initial purchase.

    *** Actual total fund operating expenses for
      the most recent fiscal year were 2.50% due to fee waiver arrangements. The
      Advisor has voluntarily agreed to waive fees or reimburse certain fund expenses, as necessary to maintain this expense cap. For more information on the Advisor´s fee waiver arrangements, please see page
33

    † This table and the example
      include both the fees paid by the Fund and its share of the fees of the
Titan 500 Master Fund

Example

This Example is intended to help you compare the cost of investing in the C
Class Shares of the Fund with the cost of investing in other mutual funds.

 The
Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund´s estimated operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

       TITAN 500 FUND

       1 YEAR

       3 YEARS

       5 YEARS

       10 YEARS

       IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD:

       $ 377

$ 850
$ 1,449
$ 3,067

IF YOU DO NOT SELL YOUR SHARES AT THE END OF THE PERIOD:
$ 277
$ 850
$ 1,449

       $ 3,067


Tempest 500 Fund


Fund Objective

The Tempest 500 Fund seeks to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund´s current benchmark is 200% of the inverse (opposite) performance of the S&P 500 Index®
(the "underlying index").

 If the Fund meets its objective, the value
of the Fund´s shares will tend to increase on a daily basis by 200% of the value of any decrease in the underlying index (e.g., if the underlying index goes down by 5%, the value of the Fund´s shares should go up by 10% on that day). When the value of the underlying index increases, the value of the Fund´s shares should decrease on a daily basis by 200% of the value of any increase in the underlying index (e.g., if the underlying index goes up by 5%, the value of the Fund´s shares should go down by 10% on that day).


Investment Strategy

The Fund pursues its investment objective through what is referred to as a
"master-feeder arrangement." The Fund invests all of its assets in the
Tempest 500 Master Fund, a separate series of the Trust with an identical investment objective.

The Tempest 500 Master Fund employs as its investment strategy a program of engaging in short sales of securities and investing in leveraged instruments, such as equity index swaps, futures contracts and options on securities, futures contracts, and stock indices. Equity index swaps, short sales, and futures and options contracts enable the Tempest 500 Master Fund to pursue its objective without investing directly in the securities included in the benchmark. On a day-to-day basis, the Tempest 500 Master Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The
Tempest 500 Master Fund also may enter into repurchase agreements.

Risk Considerations

The Tempest 500 Master Fund is subject to a number of risks that will affect the value of its shares, including:

Equity Risk - The equity markets are volatile, and the value of the
Fund´s futures and options contracts and other securities may fluctuate significantly from day to day. Equity market volatility may also negatively affect the Fund´s short sales of securities. This volatility may cause the value of your investment in the Fund to decrease.

Leveraging Risk - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments.

Swap Counterparty Credit Risk - The Fund is subject to credit risk on the amount it expects to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease.

Tracking Error Risk - The Advisor may not be able to cause the Fund´s performance to match that of the Fund´s benchmark, either on a daily or aggregate basis. Tracking error may cause the Fund´s performance to be less than you expect.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund´s ability to use leverage and may prevent the Fund from achieving its investment objective.

RYDEX DYNAMIC FUNDS OVERVIEW

Investor Profile

Investors who expect the S&P 500 Index® to
go down and want highly accelerated investment gains when that index does so.
These investors must also be willing to bear the risk of equally accelerated losses if the S&P 500 Index® goes up.

Performance

The bar chart and table show the performance of the H Class Shares of the
Tempest 500 Fund (which are not offered in this Prospectus) for one year. Since the H Class Shares are invested in the same portfolio of securities, returns for the C Class Shares of the Fund will be substantially similar to that of the H
Class Shares shown here, and will differ only to the extent that each class has different expenses. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

Tempest 500 Fund


    Highest Quarter Return 34.51%
(quarter ended 9/30/01)

    Lowest Quarter Return -19.40%
(quarter ended 12/31/01)

       AVERAGE ANNUAL TOTAL RETURN (for periods ending December 31,
2001) [1]

       FUND RETURN
      BEFORE TAXES
H CLASS SHARES

       FUND RETURN
      AFTER TAXES ON
      DISTRIBUTIONS
H CLASS SHARES[3]

       FUND RETURN
      AFTER TAXES ON
      DISTRIBUTIONS
      AND SALE OF
      FUND SHARES
H CLASS SHARES[3]

S&P 500 INDEX[2]

PAST ONE YEAR
20.81%
20.81%
12.67%
-13.04%

SINCE INCEPTION (11/27/00)
21.80%
21.62%
17.54%
-11.80%

       1 These figures assume the
reinvestment of dividends and capital gains distributions.

       2 The S&P 500 Index®
      is an unmanaged index that is a widely recognized indicator of general stock market performance. Returns reflect no deduction for fees, expenses, or taxes.

[3] After-tax returns are calculated using
      the highest historical federal income and capital gains tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor´s tax situation and may differ from those shown.
      Fund Returns After Tax on Distributions assume a continued investment in the fund and shows the effect of taxes on fund distributions. Fund Returns
      After Taxes on Distributions and Sale of Fund Shares assume all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on fund distributions. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns for other classes of shares will differ from those shown above.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold
C Class Shares of the Tempest 500 Fund.

SHAREHOLDER FEES*

Maximum Deferred Sales Charge (Load)**

    (as a percentage of initial purchase price)
..........................................................................
1.00%

    Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)†

    Management Fees
.................................................................................................................
.90%

    Distribution (12b-1) and Shareholder Service Fees
................................................................
1.00%

    Other Expenses
.....................................................................................................................
.60%

    Total Annual Fund Operating Expenses
...........................................................................
2.50%

    * The Fund may impose a wire transfer charge
of $15 on certain redemptions under $5,000.

    ** The deferred sales charge applies for the
      first year following purchase and will be waived for customers of financial intermediaries that have entered into arrangements with the
      Distributor to forego transaction-based compensation in connection with the initial purchase.

    † This table and the example
      include both the fees paid by the Fund and its share of the fees of the
Tempest 500 Master Fund

Example

This Example is intended to help you compare the cost of investing in the C
Class Shares of the Fund with the cost of investing in other mutual funds.

 The
Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund´s estimated operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

       TEMPEST 500 FUND

       1 YEAR

       3 YEARS

       5 YEARS

       10 YEARS

       IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD:

       $ 363

$ 806
$ 1,376
$ 2,924

    IF YOU DO NOT SELL YOUR SHARES AT THE END OF THE
PERIOD:

$ 263
$ 806
$ 1,376

       $ 2,924


RYDEX DYNAMIC FUNDS OVERVIEW

Velocity 100 Fund


Fund Objective

The Velocity 100 Fund seeks to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund´s current benchmark is 200% of the performance of the Nasdaq 100 Index®
(the "underlying index").

 If the Fund meets its objective, the value
of the Fund´s shares will tend to increase on a daily basis by 200% of the value of any increase in the underlying index. When the value of the underlying index declines, the value of the Fund´s shares should also decrease on a daily basis by 200% of the value of any decrease in the underlying index (e.g., if the underlying index goes down by 5%, the value of the Fund´s shares should go down by 10% on that day).


Investment Strategy

The Fund pursues its investment objective through what is referred to as a
"master-feeder arrangement." The Fund invests all of its assets in the
Velocity 100 Master Fund, a separate series of the Trust with an identical investment objective.

 The Velocity 100 Master Fund employs as its investment
strategy a program of investing in leveraged instruments, such as equity index swaps, futures contracts and options on securities, futures contracts, and stock indices. Equity index swaps, futures and options contracts enable the Velocity
100 Master Fund to pursue its objective without investing directly in the securities included in the benchmark, or in the same proportion that those securities are represented in that benchmark. On a day-to-day basis, the
Velocity 100 Master Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Velocity 100 Master Fund also may purchase equity securities and enter into repurchase agreements.

Risk Considerations

The Velocity 100 Master Fund is subject to a number of risks that will affect the value of its shares, including:

Equity Risk - The equity markets are volatile, and the value of the
Fund´s futures and options contracts and other securities may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

Leveraging Risk - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments.

Swap Counterparty Credit Risk - The Fund is subject to credit risk on the amount it expects to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease.

Tracking Error Risk - The Advisor may not be able to cause the Fund´s performance to match that of the Fund´s benchmark, either on a daily or aggregate basis. Tracking error may cause the Fund´s performance to be less than you expect.

Trading Halt Risk -If a tradinghalt occurs, the Fund may temporarily be unable to purchase or sell options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund´s ability to use leverage and may prevent the Fund from achieving its investment objective.

Investor Profile

Investors who expect the Nasdaq 100 Index® to
go up and want highly accelerated investment gains when that index does so.
These investors must also be willing to bear the risk of equally accelerated losses if the Nasdaq 100 Index® goes down.

Performance

The bar chart and table below show the performance of the Velocity 100 Fund for one year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the
Fund. Of course, this past performance does not necessarily indicate how the
Fund will perform in the future.

Velocity 100 Fund


    Highest Quarter Return 73.85%
(quarter ended 12/31/01)

    Lowest Quarter Return -62.97%
(quarter ended 9/30/01)

       AVERAGE ANNUAL TOTAL RETURN (for periods ending December 31,
2001) [1]

       FUND RETURN
      BEFORE TAXES
C CLASS SHARES

       FUND RETURN
      AFTER TAXES ON
      DISTRIBUTIONS
C CLASS SHARES[3]

       FUND RETURN
      AFTER TAXES ON
      DISTRIBUTIONS
      AND SALE OF
      FUND SHARES
C CLASS SHARES[3]

Nasdaq[2]

PAST ONE YEAR

-69.90%

-69.90%

-42.57%

-32.66%

SINCE INCEPTION (11/27/00)

-76.83%

-76.83%

-60.36%

-40.17%

       1 These figures assume the
reinvestment of dividends and capital gains distributions.

       2 The Nasdaq 100 Index®
      is an unmanaged index that is a widely recognized indicator of general stock market performance. Returns reflect no deduction for fees, expenses, or taxes.

[3] After-tax returns are calculated using
      the highest historical federal income and capital gains tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown.
      Fund Returns After Tax on Distributions assume a continued investment in the fund and shows the effect of taxes on fund distributions. Fund Returns
      After Taxes on Distributions and Sale of Fund Shares assume all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on fund distributions. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns for other classes of shares will differ from those shown above.

RYDEX DYNAMIC FUNDS OVERVIEW

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold
C Class Shares of the Velocity 100 Fund.

SHAREHOLDER FEES*

Maximum Deferred Sales Charge (Load)**

    (as a percentage of initial purchase price)
..........................................................................
1.00%

    Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)†

    Management Fees
.................................................................................................................
.90%

    Distribution (12b-1) and Shareholder Service Fees
................................................................
1.00%

    Other Expenses**
................................................................................................................
.60%

Total Annual Fund Operating Expenses ...........................................................................
2.50%

    * The Fund may impose a wire transfer charge
of $15 on certain redemptions under $5,000.

    ** The deferred sales charge applies for the
      first year following purchase and will be waived for customers of financial intermediaries that have entered into arrangements with the
      Distributor to forego transaction-based compensation in connection with the initial purchase.

    † This table and the example
      include both the fees paid by the Fund and its share of the fees of the
Velocity 100 Master Fund

Example

This Example is intended to help you compare the cost of investing in the C
Class Shares of the Fund with the cost of investing in other mutual funds.

 The
Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund´s estimated operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

       VELOCITY 100 FUND

       1 YEAR

       3 YEARS

       5 YEARS

       10 YEARS

       IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD:

       $ 363

$ 806
$ 1,376
$ 2,924

    IF YOU DO NOT SELL YOUR SHARES AT THE END OF THE
PERIOD:

$ 263
$ 806
$ 1,376

       $ 2,924


Venture 100 Fund


Fund Objective

The Venture 100 Fund seeks to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund´s current benchmark is 200% of the inverse (opposite) performance of the Nasdaq 100 Index®
(the "underlying index").

 If the Fund meets its objective, the value
of the Fund´s shares will tend to increase on a daily basis by 200% of the value of any decrease in the underlying index (e.g., if the underlying index goes down by 5%, the value of the Fund´s shares should go up by 10% on that day). When the value of the underlying index increases, the value of the Fund´s shares should decrease on a daily basis by 200% of the value of any increase in the underlying index (e.g., if the underlying index goes up by 5%, the value of the Fund´s shares should go down by 10% on that day).


Investment Strategy

The Fund pursues its investment objective through what is referred to as a
"master-feeder arrangement." The Fund invests all of its assets in the
Venture 100 Master Fund, a separate series of the Trust with an identical investment objective.

 The Venture 100 Master Fund employs as its investment
strategy a program of engaging in short sales of securities and investing in leveraged instruments, such as equity index swaps, futures contracts and options on securities, futures contracts, and stock indices. Equity index swaps, short sales,  futures and options contracts enable the Venture 100 Master Fund to pursue its objective without investing directly in the securities included in the benchmark. On a day-to-day basis, the Venture 100 Master Fund holds U.S.
Government securities or cash equivalents to collateralize these futures and options contracts. The Venture 100 Master Fund also may enter into repurchase agreements.

Risk Considerations

The Venture 100 Master Fund is subject to a number of risks that will affect the value of its shares, including:

Equity Risk - The equity markets are volatile, and the value of the
Fund´s futures and options contracts and other securities may fluctuate significantly from day to day. Equity market volatility may also negatively affect the Fund´s short sales of securities. This volatility may cause the value of your investment in the Fund to decrease.

Leveraging Risk -The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments.

Swap Counterparty Credit Risk - The Fund is subject to credit risk on the amount it expects to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease.

Tracking Error Risk -The Advisor may not be able to cause the Fund´s performance to match that of the Fund´s benchmark, either on a daily or aggregate basis. Tracking error may cause the Fund´s performance to be less than you expect.

Trading Halt Risk -If a trading halt occurs, the Fund may temporarily be unable to purchase or sell options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund´s ability to use leverage and may prevent the Fund from achieving its investment objective.

RYDEX DYNAMIC FUNDS OVERVIEW

Investor Profile

Investors who expect the Nasdaq 100 Index® to
go down and want highly accelerated investment gains when that index does so.
These investors must also be willing to bear the risk of equally accelerated losses if the Nasdaq 100 Index® goes up.

Performance

The bar chart and table show the performance of the H Class Shares of the
Venture 100 Fund (which are not offered in this Prospectus) for one year. Since the H Class Shares are invested in the same portfolio of securities, returns for the C Class Shares of the Fund will be substantially similar to that of the H
Class Shares shown here, and will differ only to the extent that each class has different expenses. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

Venture 100 Fund


    Highest Quarter Return 116.97%
(quarter ended 9/30/01)

    Lowest Quarter Return -51.13%
(quarter ended 12/31/01)

       AVERAGE ANNUAL TOTAL RETURN (for periods ending December 31,
2001) [1]

       FUND RETURN
      BEFORE TAXES
H CLASS SHARES

       FUND RETURN
      AFTER TAXES ON
      DISTRIBUTIONS
H CLASS SHARES[3]

       FUND RETURN
      AFTER TAXES ON
      DISTRIBUTIONS
      AND SALE OF
      FUND SHARES
H CLASS SHARES[3]

Nasdaq 100 Index[2]

PAST ONE YEAR
-5.00%
-5.00%
-3.04%
-32.66%

SINCE INCEPTION (11/27/00)
-0.79%
-1.04%
-0.76%
-33.28%

       1 These figures assume the
reinvestment of dividends and capital gains distributions.

       2 The Nasdaq 100 Index®
      is an unmanaged index that is a widely recognized indicator of general stock market performance. Returns reflect no deduction for fees, expenses, or taxes.

[3] After-tax returns are calculated using
      the highest historical federal income and capital gains tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor´s tax situation and may differ from those shown.
      Fund Returns After Tax on Distributions assume a continued investment in the fund and shows the effect of taxes on fund distributions. Fund Returns
      After Taxes on Distributions and Sale of Fund Shares assume all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on fund distributions. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns for other classes of shares will differ from those shown above.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold
C Class Shares of the Venture 100 Fund.

SHAREHOLDER FEES*

Maximum Deferred Sales Charge (Load)**

    (as a percentage of initial purchase price)
...........................................................................
1.00%

    Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)†

    Management Fees
..................................................................................................................
.90%

    Distribution (12b-1) and Shareholder Service Fees
.................................................................
1.00%

    Other Expenses ....
................................................................................................................
.60%

Total Annual Fund Operating Expenses ............................................................................
2.50%

    * The Fund may impose a wire transfer charge
of $15 on certain redemptions under $5,000.

    ** The deferred sales charge applies for the
      first year following purchase and will be waived for customers of financial intermediaries that have entered into arrangements with the
      Distributor to forego transaction-based compensation in connection with the initial purchase.

    † This table and the example
      include both the fees paid by the Fund and its share of the fees of the
Venture 100 Master Fund

Example

This Example is intended to help you compare the cost of investing in the C
Class Shares of the Fund with the cost of investing in other mutual funds.

 The
Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund´s estimated operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

       VENTURE 100 FUND

       1 YEAR

       3 YEARS

       5 YEARS

       10 YEARS

       IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD:

       $ 363

$ 806
$ 1,376
$ 2,924

    IF YOU DO NOT SELL YOUR SHARES AT THE END OF THE
PERIOD:

$ 263
$ 806
$ 1,376

       $ 2,924


RYDEX SERIES FUNDS OVERVIEW

U.S. Government
Money Market Fund

Fund Objective

The U.S. Government Money Market Fund seeks to provide security of principal, high current income, and liquidity.


Investment Strategy

The U.S. Government Money Market Fund invests primarily in money market instruments issued or guaranteed as to principal and interest by the U.S.
Government, its agencies or instrumentalities, and enters into repurchase agreements fully collateralized by U.S. Government securities. The U.S.
Government Money Market Fund may invest in Eurodollar time deposits. The Fund operates under Securities and Exchange Commission ("SEC") rules, which impose certain liquidity, maturity, and diversification requirements. All securities purchased by the Fund must have remaining maturities of 397 days or less, and must be found by the Advisor to represent minimal credit risk and be of eligible quality.


Risk Considerations

The U.S. Government Money Market Fund is subject to the following risks that will potentially affect the value of its shares:

Interest Rate Risk - Interest Rate Risk involves
      the potential for decline in the rate of dividends the Fund pays in the event of declining interest rates.

Stable Price per Share Risk - The Fund´s assets
      are valued using the amortized cost method, which enables the Fund to maintain a stable price of $1.00 per share. Although the Fund is managed to maintain a stable price per share of $1.00, there is no guarantee that the price will be constantly maintained, and it is possible to lose money. The Fund is not a bank deposit and is not Federally Insured or guaranteed by any government agency or guaranteed to achieve its objective.

Performance The following bar chart and table provide
some indication of the risks of investing in the Fund by showing both the year by year performance of the Fund´s Investor Class Shares and the Fund´s average annual returns, compared to the performance of an appropriate broad-based index, over different periods of time. Performance of the Fund´s C Class Shares would differ only to the extent that each Class has different expenses. Past performance is no guarantee of future results.

U.S. Government Money Market Fund*


    Highest Quarter
      Return      1.51%
(quarter ended 9/30/95)

    Lowest Quarter
      Return         .50%
(quarter ended 3/31/94)

*The year-to-date return for the
period from January 1, 2002 through March 31, 2002 is .23%.

Average Annual Total Return (for
periods ended December 31, 2000)
1

       1 Year

       5 Year

       Since Inception
      (12/03/93)[2]

       Investor Class
      Shares

       5.41%

       4.69%

       4.46%

       90-Day Treasury Composite[3]

       5.82%

       5.09%

       4.96%

        [1] These figures assume the reinvestment
      of dividends and capital gains distributions.

 [2] Inception date reflects commencement
      of Fund operation. Advisor Class Shares were offered

          beginning April 1, 1998. Performance information prior
      to that date is based on Investor Class

          Shares, restated to reflect Advisor Class Shares'
      Expenses.

        [3] The 90-day Treasury Composite Index
      is an unmanaged index that is a widely recognized
          indicator of general money
      market   performance.

Yield

Call 800.820.0888 or visit www.rydexfunds.com for the Fund´s current yield.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold
C Class Shares of the U.S. Government Money Market Fund.

C Class

Shareholder Fees*

MAXIMUM DEFERRED SALES CHARGE (LOAD)**

(as a percentage of initial purchase price) .........................................................................
1.00%

    Annual Fund Operating Expenses(expenses
that are deducted from Fund assets)

    Management Fees
................................................................................................................
.50%

    Distribution (12b-1) and shareholder service Fees
.................................................................
1.00%

    Other Expenses
....................................................................................................................
.29%

Total Annual Fund Operating Expenses ..........................................................................
1.79%

* The Fund may impose a wire transfer charge of
$15 on certain redemptions under $5,000.

** The deferred sales charge applies for the first year following purchase and will be waived for customers of financial intermediaries that have entered into arrangements with the Distributor to forego transaction-based compensation in connection with the initial purchase.

Example

This Example is intended to help you compare the cost of
investing in the C Class Shares of the Fund with the cost of investing in other mutual funds.

 The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund´s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

       U.S GOVERNMENT MONEY MARKET FUND

       1 YEAR

       3 YEARS

       5 YEARS

       10 YEARS

       IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD:

       $ 288

$ 582
$ 1,000
$ 2,167

IF YOU DO NOT SELL YOUR SHARES AT THE END OF THE PERIOD:

$ 188
$ 582
$ 1,000

       $ 2,167


ADDITIONAL FUND INFORMATION

The Funds´
Investment Objectives

Each Dynamic Fund´s objective is to provide investment results that match the performance measured on a daily basis, of a specific benchmark.
The current benchmark used by each Dynamic Fund is set forth below:

       Fund
      Name

       Benchmark

       Titan 500 Fund

       200% of the performance, of the S&P 500 Index®

       Tempest 500 Fund

       200% of the inverse (opposite) performance,  of the S&P 500
      Index®

       Velocity 100 Fund

       200% of the performance, of the NASDAQ 100 Index®

       Venture 100 Fund

       200% of the inverse (opposite) performance,  of the NASDAQ 100
      Index®

A Brief Guide to
the Benchmarks

The S&P 500 Index®. The
S&P 500 Index® is a
capitalization-weighted index composed of 500 common stocks, which are chosen by the Standard & Poor´s Corporation ("S&P") on a statistical
basis.

The Nasdaq 100 Index®. The
Nasdaq 100 Index® is a modified
capitalization-weighted index composed of 100 of the largest non-financial companies listed on the National Association of Securities Dealers Automated
Quotations System ("Nasdaq").

Master-Feeder
Investment Structure

As discussed in their respective Fund Overviews, the Titan 500
Fund, Tempest 500 Fund, Velocity 100 Fund, and Venture 100 Fund pursue their respective investment objectives indirectly by investing through what is sometimes referred to as a "master-feeder arrangement." The
predecessor Titan 500, Tempest 500, Velocity 100, and Venture 100 Funds were reorganized into this master-feeder structure on December 31, 2000. As a result of the reorganization the predecessor Funds sold all of their assets and liabilities to the Master Funds in exchange for shares of the new Titan 500,
Tempest 500, Velocity 100, and Venture 100 Feeder Funds.

Under the master-feeder arrangement, a Fund´s investment
portfolio is comprised solely of shares of a "master fund," which is a separate mutual fund that has an identical investment objective, e.g., the Titan
500 Fund acts as a "feeder fund," holding shares of its master fund as its only investment. As a result, the Fund has an indirect interest in all of the securities owned by the master fund. Because of this indirect interest, the
Fund´s investment returns should be the same as those of the master fund, adjusted for Fund expenses.

Rydex Global Advisors (the "Advisor") manages the
investment portfolios of each Fund and its corresponding master fund. Under the master-feeder arrangement, the Advisor has adjusted its fees in order to avoid any "layering" of fees, e.g., each Fund´s Total Annual Operating
Expenses have not increased as a result of investing through a master-feeder arrangement. In addition, the Advisor may discontinue investing through the master-feeder arrangement and resume managing the Funds directly if the Trust´s
Board of Trustees determines that doing so would be in the best interests of shareholders.

Advisor´s
Investment Strategy in Managing the Dynamic Master Funds

In managing the Dynamic Master Funds, the advisor uses a
"passive" investment strategy to manage each Fund´s portfolio, meaning that the Advisor does not attempt to select securities based on their individual potential to perform better than the market. The Advisor´s primary objective is to match the performance of each Fund´s benchmark as closely as possible on a daily basis. The Advisor uses quantitative analysis techniques to structure each Fund to obtain the highest correlation to its particular benchmark. The Advisor does not engage in temporary defensive investing, keeping each Fund´s assets fully invested in all market environments. The Advisor monitors each Fund on an ongoing basis, and makes adjustments to its portfolio, as necessary, to minimize tracking error and to maximize liquidity.

The Advisor pursues the Dynamic Funds´ investment objectives by regularly utilizing leveraged instruments, such as futures contracts and options on securities, futures contracts, and stock indices. In addition, the Advisor will regularly utilize short selling techniques designed to help the Tempest 500
Fund´s and the Venture 100 Fund´s performance to inversely correlate to 200%
of the performance of the S&P 500 Index®
and the Nasdaq 100 Index®, respectively.

ADDITIONAL FUND INFORMATION

Who
May Want to Invest in the Rydex Dynamic Funds

Investors Seek to Utilize "Consistently Applied
Leverage"

The Dynamic Funds may be appropriate for investors who believe that over the long term, the value of a particular index will increase or decrease, and that by investing with the objective of doubling the index´s daily return they will achieve superior results over time. Investors should understand that since each
Fund seeks to double the daily performance of the index underlying its benchmark, it should have twice the daily volatility of a conventional index fund. This increases the potential risk of loss.

Dynamic Asset Allocators

The Dynamic Funds may be appropriate for investors who use an investment strategy that relies on frequent buying, selling, or exchanging among stock mutual funds, since the Funds do not limit how often an investor may exchange among Funds. In addition, the Funds do not impose any transaction fees when investors exchange shares. The Funds provide multiple opportunities for investors to capitalize on market trends and to capture market momentum with intra-day Fund share pricing and trading. Dynamic asset allocators may also utilize intra-day trading as a defensive strategy to react to market movements before investments are adversely affected.

Strategic Asset Allocators

The Dynamic Funds may be appropriate for investors who use an investment strategy that involves the strategic allocation of investments among different asset classes. By utilizing consistently applied leverage, the Funds´
investment strategy can create alternative investment opportunities for strategic asset allocators who seek to match the S&P 500's or NASDAQ 100's daily return because less capital is needed to achieve a desired exposure. For example, an investor might invest $50,000 in a conventional S&P 500 Index®
fund. Alternatively, that same investor could invest half that amount - $25,000
- in the Titan 500 Fund and target the same daily return. This increased cash position could then be used for a tactical overlay, such as the introduction of an additional asset class or an undervalued market sector.

Risks of Investing
in the Funds

As indicated below, the Funds (which includes their respective
"master fund") are subject to a number of risks that may affect the value of the Funds´ shares.

Equity Risk

All Dynamic Funds - The Funds invest primarily in instruments that attempt to track the price movement of equity indices as well as equity securities, including common stocks. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Funds invest will cause the net asset value of the Funds to fluctuate. Historically, the equity markets have moved in cycles, and the value of the Funds´ equity securities and equity derivatives may fluctuate drastically from day-to-day.
This price volatility is the principal risk of investing in equity securities.
Because of their link to the equity markets, an investment in the Funds may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations.

Non-Diversification Risk

All Dynamic Funds - Each Fund is non-diversified and may invest in the securities of a limited number of issuers. To the extent that a Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence.

Industry Concentration Risk

All Dynamic Funds - None of the Funds will invest 25% or more of the value of the Fund´s total assets in the securities of one or more issuers conducting their principal business activities in the same industry; except that, to the extent the index underlying a Fund´s benchmark is concentrated in a particular industry, a Fund will necessarily be concentrated in that industry. Currently, the index underlying the Velocity 100 Fund´s and the Venture 100 Fund´s
benchmark-the NASDAQ 100 Index®-is
concentrated in technology companies. The risk of concentrating Fund investments in a limited number of issuers conducting business in the same industry is that the Fund will be more susceptible to the risks associated with those issuers (or that industry) than a fund that does not concentrate its investments.

ADDITIONAL FUND INFORMATION

Tracking Error Risk

All Dynamic Funds - While the Funds do not expect returns to deviate significantly from their respective benchmarks on a daily basis, certain factors may affect their ability to achieve close correlation. These factors may include
Fund expenses, imperfect correlation between the Funds´ investments and those of their benchmarks, rounding of share prices, changes to the benchmark, regulatory policies, and leverage. The cumulative effect of these factors may over time cause the Funds´ returns to deviate from their respective benchmarks on an aggregate basis. The magnitude of any tracking error may be affected by a higher portfolio turnover rate.

Trading Halt Risk

All Dynamic Funds - The Funds typically will hold short-term options and futures contracts. The major exchanges on which these contracts are traded, such as the
Chicago Mercantile Exchange ("CME"), have established limits on how much an option or futures contract may decline over various time periods within a day. If an option or futures contract´s price declines more than the established limits, trading on the exchange is halted on that instrument. If a trading halt occurs, the Funds may temporarily be unable to purchase or sell options or futures contracts. Such a trading halt near the time the Funds price their shares may limit the Funds' ability to use leverage and may prevent the
Funds from achieving their investment objectives. In such an event, the Funds also may be required to use a "fair-value" method to price their outstanding contracts.

Futures and Options Risk

All Dynamic Funds - The Funds will invest a percentage of their assets in futures and options contracts. The Funds may use futures contracts and related options for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired. They may also be used to gain exposure to a particular market or instrument, to create a synthetic money market position, and for certain other tax-related purposes. The Funds will only enter into futures contracts traded on a national futures exchange or board of trade. Futures and options contracts are described in more detail below:

Futures Contracts

Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

Options

The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, the Funds may cover their positions by owning the underlying security on which the option is written or by owning a call option on the underlying security. Alternatively, the Funds may cover their position by maintaining in a segregated account cash or liquid securities equal in value to the exercise price of the call option written by the Funds.

The Risks Associated with the Fund´s use of Futures and Options Contracts
Include:

   The Funds experiencing losses over certain ranges in the
market that exceed losses experienced by the funds that do not use futures contracts and options.

  There may be an imperfect correlation between the changes in market value of the securities held by Funds and the prices of futures and options on futures.

   Although the Funds will only purchase exchange-traded
futures, due to market conditions there may not always be a liquid secondary market for a futures contract. As a result, the Funds may be unable to close out their futures contracts at a time which is advantageous.

   Trading restrictions or limitations may be imposed by an
exchange, and government regulations may restrict trading in futures contracts and options.

   Because option premiums paid or received by the Funds are
small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

Early Closing Risk

All Dynamic Funds - The normal close of trading of securities listed on NASDAQ and the New York Stock Exchange ("NYSE") is 4:00 p.m., Eastern Time.
Unanticipated early closings may result in a Fund being unable to sell or buy securities on that day. If an exchange closes early on a day when one or more of the Funds needs to execute a high volume of securities trades late in a trading day, a Fund might incur substantial trading losses.

Short Sales Risk

Tempest 500 Fund and Venture 100 Fund - Short sales are transactions in which a
Fund sells a security it does not own. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund. If the underlying security goes down in price between the time the Fund sells the security and buys it back, the Fund will realize a gain on the transaction.
Conversely, if the underlying security goes up in price during the period, the
Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

Swaps

All Dynamic Funds - The Funds may enter into equity index or interest rate swap agreements for purposes of attempting to gain exposure to a particular group of stocks or to an index of stocks without actually purchasing those stocks, or to hedge a position. The Funds will use short-term swap agreements to exchange the returns (or differentials in rates of return) earned or realized in particular predetermined investments or instruments. A Fund will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy. The use of equity swaps involves risks that are different from those associated with ordinary portfolio securities transactions. Swap agreements may be considered to be illiquid. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

Role of the Money
Market Fund

In order to purchase shares of the Dynamic Funds, investors may first be required to purchase shares of the U.S. Government Money Market Fund (the
"Money Market Fund"). The Money Market Fund shares may then be exchanged for shares of the Dynamic Funds. Investors may make subsequent exchanges directly from one or more Dynamic Funds to other Dynamic Funds.
Investors wishing to exchange Dynamic Fund shares for shares of other Rydex
Funds, not included in the Dynamic Funds complex, must first exchange shares of the Dynamic Funds for shares of the Money Market Fund. For additional information, please see "Purchasing Shares by Exchange Transactions."

C Class Shares of the Money Market Fund are primarily utilized by individuals investing through certain financial intermediaries, who provide distribution and/or shareholder services to their customers. To find out if shares of the Dynamic Funds may be purchased directly, without first purchasing shares of the Money Market Fund, investors should check with their financial intermediaries.

SHAREHOLDER INFORMATION GUIDE

Purchasing C Class Shares

You may acquire C Class Shares of the Dynamic Funds either through a financial intermediary or directly through the transfer agent. You are encouraged to consult with a financial intermediary who can open an account for you and help you with your financial decisions. In most cases, you may only invest in a
Dynamic Fund through an exchange transaction as described below. Nonetheless, you may be able to purchase shares of the Dynamic Funds without first purchasing shares of the Money Market Fund. Please contact your financial intermediary directly for more information and to determine if this option is available to you.

Purchasing
Shares by Exchange Transactions


Shares of the funds are available primarily through exchanges

• Investors generally may need to make two separate transactions to acquire shares of the Dynamic Funds. First, you purchase shares of the Money Market
Fund. Then, you acquire shares of the Dynamic Funds by exchanging your Money
Market Fund shares. There are no fees for these transactions.

• You can acquire shares through exchange transactions among the Dynamic Funds or with the Money Market Fund.

• Investors may purchase shares of the Money Market Fund and make exchanges on any day that the NYSE is open for business (a "Business
Day").

• You may purchase shares of the Money Market Fund by check,
ACH or bank wire transfer. Once you open an account, you may make subsequent wire purchases by telephone, ACH, or online. Procedures for purchasing shares of the Money Market Fund by mail, telephone,  fax or by using the Rydex Web site are discussed in more detail in the "Making
Investments by Mail, Telephone or Fax" section.

• Shareholders may acquire shares of the Funds through
exchange transactions by using the Rydex Web site - www.rydexfunds.com. By using this option, you can direct your requests for exchange transactions to the transfer agent by following the directions described on the Rydex Web site.

• Initial applications and investments, as well as subsequent investments, in the Money Market Fund must be received in good form by the transfer agent, on any Business Day, at or prior to 3:30 p.m., Eastern Time in order to be processed at that Business Day´s NAV. An initial application that is sent to the transfer agent does not constitute a purchase order until the application has been processed and correct payment by check, ACH or wire transfer has been received by the transfer agent.


Procedures for subsequent exchanges from the Money Market Fund into the Dynamic
Funds (and exchanges among the Dynamic Funds) are discussed in more detail in the "Exchanges" section.

Determination of
Net Asset Value

The price per share (the offering price) will be the net asset value per share ("NAV") next determined after your exchange request is processed by the transfer agent. NAV is calculated by (1) taking the current market value of a Fund´s total assets, (2) subtracting the liabilities, and (3)
dividing the amount by the total number of shares owned by shareholders. No sales charges are imposed on initial or subsequent investments in a Fund.


The Dynamic Funds calculate NAV twice each Business Day, first in the morning and again in the afternoon. The morning NAV is calculated at
10:45 a.m., Eastern Time and the afternoon NAV is calculated as of the regularly-scheduled close of normal trading of the New York Stock Exchange
(normally, 4:00 p.m., Eastern Time). The Money Market Fund calculates its NAV once each Business Day, as of the regularly-scheduled close of normal trading of the New York Stock Exchange (normally, 4:00 p.m., Eastern Time).


If the exchange or market where a Fund´s securities or other investments are primarily traded closes early, NAV may be calculated earlier. On days when the exchange or market is scheduled to close early, such as the day before a holiday, the Funds will only calculate NAV once at the close of the exchange or market. For more information on these early closings, please call
800.820.0888 or visit the Rydex Web site. To receive the current NAV, the transfer agent must receive your purchase order before the cut-off times specified in the "Exchanges" section for each method of investing.
Intermediaries may have earlier cut-off times. In addition, intermediaries may not offer intra-day trading or pricing regardless of when you place your order with your intermediary.

Minimum Investment

The minimum initial investment in C Class Shares is $1,000 for all IRA, Roth IRA and other retirement accounts and $2,500 for all other accounts. The transfer agent, at its discretion, may accept lesser amounts in certain circumstances. There is no minimum amount for subsequent investments in the Funds. The Funds reserve the right to modify the minimum investment requirements at any time. The Funds also reserve the right to reject or refuse, at the Fund´s discretion, any order for the purchase of a Fund´s shares in whole or in part.

SHAREHOLDER INFORMATION GUIDE

Making Investments by Mail, Telephone or Fax

You may open an account in the Money Market Fund by mail or fax.
Once you have opened an account, you may make subsequent purchases by telephone, mail or online. You may make initial investments in the Money Market Fund online at www.rydexfunds.com by printing out the Account Application Agreement located on the Rydex Web site, completing it offline and sending it by mail or fax to the transfer agent. You may also obtain an Account Application Agreement by calling 800.820.0888 or 301.296.5100. Investors must also make arrangements for payment by either bank wire transfer, ACH  or check using the procedures described below.

Investments by mail, telephone, fax or via the Rydex Web site for both initial investments and subsequent investments in the Money Market Fund must be received in good form by the transfer agent, on any Business Day, at or prior to 3:30
p.m., Eastern Time to be processed in the Money Market Fund at that Business
Day´s NAV. Intermediaries may have earlier cut-off times for purchases. For more information about how to purchase through an intermediary, you should contact that intermediary directly.

Procedures for payment by either bank wire transfer, check, or
ACH are as follows:

By Bank Wire Transfer

First, fill out the Account Application Agreement and send the completed application, along with a request for a shareholder account number, to the transfer agent. You do not need to fill out an Account Application Agreement to make subsequent investments in the Money Market Fund. Then, request that your bank wire transfer the purchase amount to our custodian by using the following instructions:


U.S. Bank

Cincinnati,Ohio

Routing Number: 0420-00013

For Account of: Rydex Series Funds C Class Shares- U.S. Government Money Market
Fund

Account Number: 48038-9030

[Your Name]

[Your Shareholder Account Number]


After instructing your bank to transfer money by wire for both initial and subsequent purchases into the Money Market Fund, you must contact the transfer agent by telephone at 800.820.0888 or 301.296.5100 and inform the transfer agent as to the amount that you have transferred and the name of the bank sending the transfer in order to obtain same-day pricing or credit. For initial purchases, you must also supply the time the wire was sent and the Fed Wire reference number. If the purchase is canceled because your wire transfer is not received, you may be liable for any loss that the Fund incurs.

By Check

First, fill out the Account Application Agreement and send the completed application, along with your check to the transfer agent. The check should be payable to: Rydex Series Funds - U.S. Government Money Market Fund, and mailed along with the application, to:

Rydex Series Funds C Class Shares

U.S. Government Money Market Fund

Attn:Operations Department

9601 Blackwell Road, Suite500

Rockville, Maryland 20850

The transfer agent will not process your request until it
receives your check. You may avoid a delay in processing your purchase request by purchasing shares by wire. In addition to charges described elsewhere in this prospectus, the transfer agent also may charge $50 for checks returned for insufficient or uncollectible funds.

SHAREHOLDER INFORMATION GUIDE

Tax-Qualified
Retirement Plans

Investors may purchase shares of the Money Market Fund (and make subsequent exchanges) through any of the following types of tax-qualified retirement plans:

• Individual Retirement Accounts (IRAs, including Roth IRAs)

• Keogh Accounts - Defined Contribution Plans (Profit Sharing Plans)

• Keogh Accounts - Pension Plans (Money Purchase Plans)

• Internal Revenue Code Section 403(b) Plans

Retirement plans may be charged an annual $15.00 maintenance fee and a $15.00 account closing fee. Additional information regarding these accounts, including the annual maintenance fee, may be obtained by calling 800.820.0888 or
301.296.5100.

Exchanges

You may exchange C Class Shares of any Dynamic Fund for C Class
Shares of any other Dynamic Fund that currently offers shares on the basis of the respective net asset values of the shares involved. You may also acquire shares of the Dynamic Funds through exchanges with the Money Market Fund.
Exchanges may be made subject to the procedures set forth below.

To exchange your shares, you need to provide certain information, including the name on the account, the account number (or your taxpayer identification number), the number or dollar value of shares (or the percentage of the total value of the Fund) you want to exchange, and the names of the Funds involved in the exchange transaction. Electronic investors should review the instructions on the Rydex Web site for more information regarding procedures for exchanges made via the Internet.

Exchange requests are processed at the NAV next determined after their receipt by the transfer agent. Exchange requests received before 10:30 a.m., Eastern
Time by the transfer agent will be processed and communicated to a Dynamic Fund in time for its 10:45 a.m., Eastern Time determination of NAV. Exchange requests received before 3:45 p.m., Eastern Time by the transfer agent (3:55 p.m. for online transactions) will be processed and communicated to a Fund in time for its 4:00 p.m., Eastern Time determination of NAV. The exchange privilege may be modified or discontinued at any time.

Redeeming Fund Shares

General

You may redeem all or any portion of your Fund shares at the next determined NAV after the transfer agent receives your redemption request (subject to applicable account minimums). Your redemption proceeds, less any applicable CDSC, normally will be sent within five Business Days of the transfer agent´s receipt of your request. For investments made by check, payment on redemption requests may be delayed until the transfer agent is reasonably satisfied that payment has been collected (which may require up to 10 Business Days). If you invest by check, you may not wire out any redemption proceeds for the 30 calendar days following the purchase. You may avoid a delay in receiving redemption proceeds by purchasing shares by wire, or ACH. Telephone redemptions will be sent only to your address or your bank account (as listed in the transfer agent´s records).
Each Fund may charge $15.00 for certain wire transfers of redemption proceeds.

You may also redeem your shares by letter
or by telephone subject to the procedures and fees set forth in "Procedures for Exchanges and Redemptions."

The proceeds of redemption requests will be sent directly to your address (as listed in the transfer agent´s records). If you request payment of redemption proceeds to a third party or to a location other than your address or your bank account (as listed in the transfer agent´s records), this request must be in writing and must include an original signature guarantee. You may have to transmit your redemption request to your intermediary at an earlier time in order for your redemption to be effective that Business Day. Please contact your intermediary to find out their specific requirements for written and telephone requests for redemptions and signature guarantees.

Involuntary Redemptions

Because of the administrative expense of handling small accounts, any request for a redemption when your account balance (a) is below the currently applicable minimum investment, or (b) would be below that minimum as a result of the redemption, will be treated as a request for the complete redemption of that account. If, due to withdrawals or transfers, your account balance across all
Funds drops below the required minimum, the Fund reserves the right to redeem your remaining shares without any additional notification to you.

SHAREHOLDER INFORMATION GUIDE

Suspension of Redemptions

With respect to each Fund, and as permitted by the SEC, the right of redemption may be suspended, or the date of payment postponed: (1) for any period during which the NYSE is closed (other than customary weekend or holiday closings) or trading on the NYSE is restricted; (2) for any period during which an emergency exists so that disposal of Fund investments or the determination of NAV is not reasonably practicable; or (3) for such other periods as the SEC, by order, may permit for protection of fund investors. In cases where NASDAQ, the CME or
Chicago Board Options Exchange ("CBOE") is closed or trading is restricted, a Fund may ask the SEC to permit the right of redemption to be suspended. On any day that the New York Fed or the NYSE closes early, the principal government securities and corporate bond markets close early (such as on days in advance of holidays generally observed by participants in these markets), or as permitted by the SEC, the right is reserved to advance the time on that day at which NAV is determined and by when purchase and redemption orders must be received.

Sales Charges

You can buy C Class Shares at the offering price, which is the net asset value per share, without any up-front sales charge so that the full amount of your purchase is invested in the Funds. If you sell your shares within 12 months of purchase, you will normally have to pay a 1% CDSC based on your initial purchase price. The CDSC is used to reimburse the Distributor for paying your financial intermediary a sales commission equal to 1.00% of the purchase price of your investment in connection with your initial purchase. If your intermediary has entered into arrangements with the Distributor to forego receipt of that initial
1.00% sales commission, the Fund will waive any otherwise applicable CDSC when you redeem your C Class Shares. For more information about whether your broker-dealer has entered into such an arrangement, contact your intermediary directly.

Waiver of the CDSC

The CDSC will be waived for the redemption of C Class Shares:

  purchased through a financial intermediary that has entered into arrangements with the Distributor to forego transaction-based compensation in connection with the initial purchase;

  purchased by reinvesting dividends;

  following the death or disability of a shareholder;

  that, in the aggregate, do not exceed 10% of the initial value of each purchase into the account; and

  resulting from the Funds' right to redeem accounts that maintain a balance below the current applicable minimum investment.

    The policy of waiving the CDSC for certain redemptions may be modified or discontinued, with respect to new shareholders, at any time.

Distribution and Shareholder Services Plan -The Funds have adopted a
Distribution and Shareholder Services Plan (the "C Class Plan")
applicable to C Class Shares that allows the Funds to pay annual distribution and service fees of 1.00% of the Funds´ average daily net assets. The annual
..25% service fee compensates your broker-dealer for providing on-going services to you. Rydex Distributors, Inc. (the "Distributor") retains the service and distribution fees on accounts with no authorized dealer of record.
The annual .75% distribution fee reimburses the Distributor for paying your broker-dealer an on-going sales commission. The Distributor advances the first year´s service and distribution fees. Because the Fund pays these fees out of assets on an on-going basis, over time these fees may cost you more than other types of sales charges.

Procedures
for exchanges and redemptions


You should follow the procedures described on the Rydex Web site for all exchanges allowed via the Internet. The transfer agent anticipates that most shareholders will make exchange requests via the Internet through the Rydex Web site.

You may also request redemptions and exchanges by mail or
telephone. Written requests for redemptions and exchanges should be sent to:

Rydex Dynamic Funds

Attn: Operations Department

9601 Blackwell Road, Suite 500

Rockville, Maryland 20850

(Requests should be signed by the record owner
or owners.)

Telephone redemption and exchange requests may be made by
calling 800.820.0888 or 301.296.5100 by the cut-off time specified in the
"Exchanges" section for exchanges between Funds, on any Business Day.
The transfer agent´s offices are open between 8:30 a.m. and 5:30 p.m., Eastern
Time on each Business Day. The Funds reserve the right to suspend the right of redemption as described in the previous section.

If you own shares that are registered in your intermediary´s name, and you want to either transfer the registration to another intermediary or register the shares in your name, contact your intermediary for instructions to make this change.

SHAREHOLDER INFORMATION GUIDE

Confirmation of Shareholder Transactions

You will receive confirmation of your investment transactions. The transfer agent may allow you to choose to receive your confirmation either electronically or through the mail by following the instructions made available on the Rydex
Web site. If you consent to receive electronic confirmation of your transactions, you may print a copy of the electronic confirmation you receive for your records. Shareholders who consent to receive all communications (such as trade confirmations; prospectuses and shareholder reports; etc.) from the
Funds through the Rydex Web site or other electronic means must:

  Have and maintain access to the Rydex Web site and provide the transfer agent with a valid and current e-mail address.

  Notify the transfer agent immediately if they no longer have access to the
    Rydex Web site, change their e-mail address or wish to revoke their consent to receive all communications from the Funds through the Rydex Web site or other electronic means.

You may revoke your consent to receive electronic confirmations and other communications from the Funds through the Rydex Web site or other electronic means at any time by informing the transfer agent in writing. Once you revoke such consent you will receive all shareholder communications through the mail.

Transactions Over the Internet or Telephone

Telephone redemptions, as well as internet and telephone exchange transactions are extremely convenient, but are not risk-free. To ensure that your Internet and telephone transactions are safe, secure, and as risk-free as possible, the transfer agent has instituted certain safeguards and procedures for determining the identity of Web site users (including the use of secure passwords and
128-bit encryption technology) and of telephone callers and authenticity of instructions. As a result, neither the Funds nor the transfer agent will be responsible for any loss, liability, cost, or expense for following Internet, telephone or wire instructions they reasonably believe to be genuine. If you or your intermediary make exchange or redemption requests via the Internet or telephone, you will generally bear the risk of any loss.


Management of the Funds

The Investment Advisor

Rydex Global Advisors, Inc., with offices at 9601 Blackwell Road, Suite 500,
Rockville, Maryland 20850, serves as investment advisor and manager of the
Funds.

CHAIRMAN OF THE BOARD AND PRESIDENT OF THE ADVISOR

Albert P. Viragh, Jr., owns a controlling interest in the Advisor. From 1985 until the incorporation of the Advisor, Mr. Viragh was a Vice President of Money
Management Associates ("MMA"), a Maryland-based registered investment advisor. From 1992 to June 1993, Mr. Viragh was the portfolio manager of The
Rushmore Nova Portfolio, a series of The Rushmore Fund, Inc., an investment company managed by MMA.

The Advisor makes investment decisions for the assets of the
Funds and continuously reviews, supervises, and administers each Fund´s investment program. The Trustees of both, the Trust and the Rydex Series Funds, supervise the Advisor and establish policies that the Advisor must follow in its day-to-day management activities. Under investment advisory agreements between the Trust and the Advisor, the Funds paid the Advisor a fee at an annualized rate for the fiscal year ended December 31, 2001 based on the average daily net assets for each Fund, as set forth below:


       Fund

       Advisory* Fee

       Titan 500 Master Fund

       .90%

       Tempest 500 Master Fund

       .90%

       Velocity 100 Master Fund

       .90%

       Venture 100 Master Fund

       .90%

       U.S. Government Money Market Fund

       .50%

    *Under the Master-Feeder
      arrangement described on
      page 14, the Advisor does not receive compensation
for managing the feeder funds.


  The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the Trustees which are affiliated with the Advisor. The Advisor may make payments from its own resources to broker-dealers and other financial institutions in connection with the sale of Fund shares.

  The Advisor has voluntarily agreed to maintain the actual Total Annual
    Operating Expenses of the C Class Shares of the Dynamic Funds at an
    "expense cap" of 2.50% (before sales charge). This means that the
    Advisor will reimburse certain expenses of the Funds so that expenses do not exceed 2.50%. Because the Advisor´s agreement to maintain an expense cap is voluntary, the Advisor may discontinue all or part of its reimbursements at any time. In addition, if at any point during the first three years of Fund operations it becomes unnecessary for the Advisor to make reimbursements, the Advisor may retain the difference between the Total Annual Operating
    Expenses of C Class Shares of any Fund and 2.50% (before sales charge) to recapture any of its prior reimbursements.


Portfolio Managers

Michael P. Byrum, CFA, Chief Investment Officer, has
      been associated with Rydex since the Advisor was founded in 1993, and since that time played a key role in the development of the firm´s investment strategy and product offerings. As Senior Portfolio Manager, he was instrumental in the launch of the OTC, Precious Metals, U.S.
      Government Bond, Ursa and Arktos Funds, and helped to create the Rydex
      Sector Funds. He was named Vice President of Portfolio in 1998, and
      Executive Vice President in 2000. Prior to joining Rydex, Mr. Byrum worked for Money Management Associates, the investment advisor to Rushmore Funds,
      Inc. He holds a degree in finance from Miami University of Ohio.

Charles J. Tennes, Director of Portfolio, joined
      Rydex in 1999 as Senior Portfolio Manager for the Rydex International
      Funds, and was part of the team that developed the Mekros Fund and the four Rydex Dynamic Funds. He was named Senior Vice President in 2000 and
      Director of Portfolio in 2001. From 1991 to 1997, Mr. Tennes was Chief
      Operating Officer for GIT Investment Funds, where he managed an emerging markets equity fund that invested in more than 30 countries. From 1997 to
      1999 he worked as a consultant on privatization in Eastern Europe. He holds a master´s degree in international commerce from George Mason
      University.

      An investment team supervised by Mr. Byrum and Mr. Tennes manages each of the Rydex Funds.


DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

Income dividends, if any, are paid at least annually by each of the Funds, except the Money Market Fund, which declares dividends daily and pays them monthly. If you own Fund shares on a Fund´s record date, you will be entitled to receive the dividend. The Funds may declare and pay dividends on the same date. The Funds make distributions of capital gains, if any, at least annually. Each Fund, however, may declare a special capital gains distribution if the Trustees believe that such a distribution would be in the best interest of the shareholders of a Fund.

You will receive dividends and distributions in the form of
additional fund shares unless you have elected to receive payment in cash. If you have not already elected to receive cash payments on your application, you must notify the transfer agent in writing prior to the date of distribution.
Your election will become effective for dividends paid after the transfer agent receives your written notice. To cancel your election, simply send written notice to the transfer agent.

Dividends and distributions from a Fund are taxable to you
whether they are reinvested in additional shares of the Fund or are received in cash. You will receive an account statement at least quarterly.

Tax Information

The following is a summary of some important tax issues that affect the Funds and their shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action.
This is not intended to present a detailed explanation of the tax treatment of the Funds, or the tax consequences of an investment in the Funds. More information about taxes is located in each Statement of Additional Information
("SAI"). You are urged to consult your tax advisor regarding specific questions as to federal, state and local income taxes.

Tax Status of Each Fund

Each Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded regulated investment companies. As long as a Fund qualifies as a regulated investment company, it does not expect to pay federal income tax on the earnings it distributes at least annually to shareholders.

 Tax Status of
Distributions

Each Fund will distribute substantially all of its investment income and net realized capital gains, if any, annually. The income dividends you receive from the Funds will be taxed as ordinary income. Capital gains distributions are generally taxable at the rate applicable to long-term capital gain regardless of how long you have owned your shares. The tax treatment of dividends and distributions is the same whether you receive them in cash or in additional shares.

Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive which are attributable to dividends received by a fund from U.S. corporations.

Distributions paid in January but declared by a Fund in October, November or
December of the previous year, may be taxable to you in the previous year.

 Tax Status
of Share Transactions

Each sale, exchange, or redemption of Fund shares may be a taxable event to you.
For tax purposes an exchange of your Fund shares for shares of a different Rydex
Fund is the same as a sale. You should consider the tax consequences of any redemption or exchange before making such a request.

 State Tax Considerations

Distributions by the Funds may be subject to state and local taxation. You should consult with your tax advisor regarding state and local taxes affecting your investment in the FFunds.


FINANCIAL HIGHLIGHTS

TITAN 500 Fund

The financial highlights table is intended to help you
understand the Fund´s financial performance for the period of operation of C
Class Shares. Certain information reflects financial results for a single C
Class Share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a C Class Share of the Fund
(assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the financial statements and related notes, appears in the Rydex Dynamic Funds´
2001 Annual Report. The 2001 Annual Report is available by telephoning the transfer agent at 800.820.0888 or 301.296.5100. The Annual Report is incorporated by reference in the SAI.

(For a share outstanding throughout each period)

       C CLASS
      TITAN 500 FUND

       PERIOD
      ENDED
      12/31/01

       PERIOD
      ENDED
      12/31/00*

       PER SHARE OPERATING PERFORMANCE:

       NET ASSET VALUE BEGINNING OF PERIOD

       $20.00

       $21.34

       Net investment income loss†

       (.19)

       .06

       Net realizied and unrealized loss on securities

       (6.73)

       (1.40)

       Net decrease in net asset value resulting from operations

       (6.92)

       (1.34)

       DISTRIBUTIONS TO SHAREHOLDERS

       From net investment
      income

       -

       -

       From realized gain on
      investments

       -

       -

       Net decrease in net asset value

       (6.92)

       (1.34)

       NET ASSET VALUE END OF PERIOD

       $13.08

       $20.00

       TOTAL INVESTMENT RETURN

       (34.60)%

       (6.28)%

       RATIOS TO AVERAGE NET ASSETS:

       Gross expenses, including expenses of the corresponding
           Master Portfolio

       2.64%

       2.50%**

       Net expenses, including expenses of the corresponding
           Master Portfolio

       2.50%

       2.50%**

       Net investment income (loss)

       (2.08)%

       3.10%**

       SUPPLEMENTARY DATA:

       Portfolio turnover
      rate***

       1,494%

       -

       Net assets, end of period (000's
      omitted)

       $7,965

       $190

  *   Commencement of Operations: November 27, 2000

 **  Annualized

*** Portfolio turnover ratio is calculated without regard to short-term securities

       having a maturity of less than one year.

    † Calculated using the average daily
shares outstanding for the period.

TEMPEST 500 Fund

The financial highlights table is intended to help you
understand the Fund´s financial performance for the period of operation of C
Class Shares. Certain information reflects financial results for a single C
Class Share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in an C Class Share of the Fund
(assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the financial statements and related notes, appears in the Rydex Dynamic Funds´
2001 Annual Report. The 2001 Annual Report is available by telephoning the transfer agent at 800.820.0888 or 301.296.5100. The Annual Report is incorporated by reference in the SAI.

(For a share outstanding throughout each period)

       C CLASS
      TEMPEST 500 FUND

       PERIOD
      ENDED
      12/31/01*

       PER SHARE OPERATING PERFORMANCE:

       NET ASSET VALUE BEGINNING OF PERIOD

       $61.02

       Net investment loss†

       (.88)

       Net realizied and unrealized gain on securities

       7.84

       Net increase in net asset value resulting from operations

       6.96

       DISTRIBUTIONS TO SHAREHOLDERS

       From net investment
      income

       -

       From realized gain on
      investments

       -

       Net increase in net asset value

       6.96

       NET ASSET VALUE END OF PERIOD

       $67.98

       TOTAL INVESTMENT RETURN

       11.41%

       RATIOS TO AVERAGE NET ASSETS:

       Gross expenses, including expenses of the corresponding
           Master Portfolio

       2.50%**

       Net expenses, including expenses of the corresponding
           Master Portfolio

       2.50%**

       Net investment loss

       (1.52)%**

       SUPPLEMENTARY DATA:

       Portfolio turnover
      rate***

       -

       Net assets, end of period (000's
      omitted)

       $1,231

  *   Commencement of Operations: March 7, 2001

 **  Annualized

*** Portfolio turnover ratio is calculated without regard to short-term securities

       having a maturity of less than one year.

    † Calculated using the average daily
shares outstanding for the period.

FINANCIAL HIGHLIGHTS

VELOCITY 100 FUND

The financial highlights table is intended to help you
understand the Fund´s financial performance for the period of operation of C
Class Shares. Certain information reflects financial results for a single C
Class Share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a C Class Share of the Fund
(assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the financial statements and related notes, appears in the Rydex Dynamic Funds´
2001 Annual Report. The 2001 Annual Report is available by telephoning the transfer agent at 800.820.0888 or 301.296.5100. The Annual Report is incorporated by reference in the SAI.

(For a share outstanding throughout each period)

       C CLASS
      VELOCITY 100 FUND

       PERIOD
      ENDED
      12/31/01

       PERIOD
      ENDED
      12/31/00††*

       PER SHARE OPERATING PERFORMANCE:

       NET ASSET VALUE BEGINNING OF PERIOD

       $104.50

       $160.00

       Net investment loss†

       (.45)

       (2.00)

       Net realizied and unrealized loss on securities

       (72.60)

       (53.50)

       Net decrease in net asset value resulting from operations

       (73.05)

       (55.50)

       DISTRIBUTIONS TO SHAREHOLDERS

       From net investment
      income

       -

       -

       From realized gain on
      investments

       -

       -

       Net decrease in net asset value

       (73.05)

       (55.50)

       NET ASSET VALUE END OF PERIOD

       $31.45

       $104.50

       TOTAL INVESTMENT RETURN

       (69.90)%

       (34.69)%

       RATIOS TO AVERAGE NET ASSETS:

       Gross expenses, including expenses of the corresponding
           Master Portfolio

       2.50%

       2.50%**

       Net expenses, including expenses of the corresponding
           Master Portfolio

       2.50%

       2.50%**

       Net investment loss

       (1.58)%

       (14.36)%**

       SUPPLEMENTARY DATA:

       Portfolio turnover
      rate***

       733%

       757%

       Net assets, end of period (000's
      omitted)

       $15,205

       $83

  *   Commencement of Operations: November 27, 2000

 **  Annualized

*** Portfolio turnover ratio is calculated without regard to short-term securities

       having a maturity of less than one year.

    † Calculated using the average daily
shares outstanding for the period.

   †† Per share amounts for periods ended
December 31, 2000 have been restated to reflect a 1:10 reverse stock split

VENTURE 100 FUND

The financial highlights table is intended to help you
understand the Fund´s financial performance for the period of operation of C
Class Shares. Certain information reflects financial results for a single C
Class Share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in an C Class Share of the Fund
(assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the financial statements and related notes, appears in the Rydex Dynamic Funds´
2001 Annual Report. The 2001 Annual Report is available by telephoning the transfer agent at 800.820.0888 or 301.296.5100. The Annual Report is incorporated by reference in the SAI.

(For a share outstanding throughout each period)

       C CLASS
      VENTURE 100 FUND

       PERIOD
      ENDED
      12/31/01*

       PER SHARE OPERATING PERFORMANCE:

       NET ASSET VALUE BEGINNING OF PERIOD

       $57.68

       Net investment loss†

       (.69)

       Net realizied and unrealized loss on securities

       (8.27)

       Net decrease in net asset value resulting from operations

       (8.96)

       DISTRIBUTIONS TO SHAREHOLDERS

       From net investment
      income

       -

       From realized gain on
      investments

       -

       Net decrease in net asset value

       (8.96)

       NET ASSET VALUE END OF PERIOD

       $48.72

       TOTAL INVESTMENT RETURN

       (15.53)%

       RATIOS TO AVERAGE NET ASSETS:

       Gross expenses, including expenses of the corresponding
           Master Portfolio

       2.50%**

       Net expenses, including expenses of the corresponding
           Master Portfolio

       2.50%**

       Net investment loss

       (1.42)%**

       SUPPLEMENTARY DATA:

       Portfolio turnover
      rate***

       -

       Net assets, end of period (000's
      omitted)

       $5,794

  *   Commencement of Operations: March 8, 2001

 **  Annualized

*** Portfolio turnover ratio is calculated without regard to short-term securities

       having a maturity of less than one year.

    † Calculated using the average daily
shares outstanding for the period.

FINANCIAL HIGHLIGHTS

U.S. Government Money Market Fund

The financial highlights table is intended to help you understand the Money
Market Fund´s financial performance for the past five years. Certain information reflects financial results for a single Investor Class Share. The total returns in the table represent the rate that an investor would have earned
(or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). C Class Shares of the Fund were not offered as of 3/31/00 and therefore no financial highlights are presented for that class. Because C
Class Shares are subject to different sales charges and expense levels, total return will ordinarily differ for the same period. This information has been audited by Deloitte & Touche LLP, whose report, along with the financial statements and related notes, appears in the Rydex Series Funds´ 2001 Annual
Report. The 2001 Annual Report is available by telephoning the transfer agent at
800.820.0888 or 301.296.5100. The Annual Report is incorporated by reference in the SAI.

(For a share outstanding throughout each period)

       INVESTOR CLASS

       YEAR ENDED 3/31/01

       YEAR ENDED 3/31/00

       YEAR ENDED 3/31/99

       YEAR ENDED 3/31/98

       PERIOD ENDED 3/31/97*

YEAR ENDED 6/30/96

       PER SHARE OPERATING PERFORMANCE:†

       NET ASSET VALUE,

       BEGINNING OF PERIOD

       $1.00

       $1.00

       $1.00

       $1.00

       $1.00

       $1.00

       Net investment income†

        .05

        .04

       .04

        .04

       .03

       .04

       Net increase in net asset value resulting from
      operations

        .05

        .04

       .04

       .04

       .03

.04

       Distributions to shareholders from net investment
      income

        (.05)

        (.04)

       (.04)

       (.04)

       (.03)

       (.04)

       Net increase in net asset value

        .00

        .00

       .00

        .00

       .00

       .00

       NET ASSET VALUE, END OF PERIOD

       $1.00

       $1.00

       $1.00

       $1.00

       $1.00

       $1.00

       TOTAL INVESTMENT RETURN(%)

       5.48

        4.48

       4.55

       4.69

       4.39**

4.60

       RATIOS TO AVERAGE NET ASSETS

        Gross expenses
      (%)

        .85

        .89

        .84

       .89

       .86**

       -

        Net expenses
      (%)

        .85

        .88

        .83

       .89

       .86**

       .99

        Net investment income
      (%)

       5.38

       4.36

        4.37

        4.37

       4.06**

       4.18

       SUPPLEMENTARY DATA

         Net assets, end of period

        (000's
      omitted)

        $948,275

        $686,198

       $949,802

       $253,295

       $283,553

$153,925

   † Calculated using the average daily shares
outstanding for the year.

   * During 1997, the Trust changed its fiscal year end from
June 30 to March 31. Accordingly, the period ended March 31, 1997 reflects nine months of activity.

** Annualized


BENCHMARK INFORMATION

S&P and Nasdaq do not sponsor, endorse, sell or promote the Titan 500 Fund,
Tempest 500 Fund, Velocity 100 Fund, or Venture 100 Fund (the "Funds")
and make no representation or warranty, implied or express, to the investors in the Funds, or any members of the public, regarding:

  the advisability of investing in index funds;

  the ability of any index to track stock market performance;

  the accuracy and/or the completeness of the aforementioned indices or any data included therein;

  the results to be obtained by any of the Funds, the investors in the
    Funds, or any person or entity from the use of the indices or data included therein; and

  the merchantability or fitness for a particular purpose for use with respect to the indices or any data included therein.

Back Cover

       A FAMILY
      OF FUNDS DESIGNED EXCLUSIVELY
      FOR FINANCIAL PROFESSIONALS AND
       SOPHISTICATED PROFESSIONALS

Additional information about the Dynamic Funds is included in the SAI dated May 1, 2002, which contains more detailed information about the Dynamic
Funds. Additional information about the Money Market Fund is included in an SAI dated August 1, 2001, which contains more information about the Rydex Series
Funds. Each SAI has been filed with the SEC and is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.

The SEC maintains the EDGAR database on its Web site
("http://www.sec.gov") that contains each SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC.

You may also review and copy documents at the SEC Public Reference room in
Washington, D.C. (for information on the operation of the Public Reference Room, call 202.942.8090). You may request documents by mail from the SEC, upon payment of a duplication fee, by writing to: Securities and Exchange Commission, Public
Reference Section, Washington, D.C. 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

You may obtain a copy of each SAI or the annual or semi-annual reports, without charge by calling 800.820.0888 or by writing to Rydex Dynamic Funds, at
9601 Blackwell Road, Suite 500, Rockville, Maryland 20850. Additional
information about the Funds´ investments is available in the annual and semi-annual reports. Also, in the Funds´ annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds´ performance during its last fiscal year.

No one has been authorized to give any information or to make any representations not contained in this Prospectus or each SAI in connection with the offering of Fund Shares. Do not rely on any such information or representations as having been authorized by the Funds or Rydex Global Advisors.
This prospectus does not constitute an offering by the Funds in any jurisdiction where such an offering is not lawful.

Titan 500 Fund, Tempest 500 Fund, Velocity 100 Fund, and Venture 100 Fund
are series of Rydex Dynamic Funds, SEC File number 811-9525. U.S. Government
Money Market Fund is a series of Rydex Series Funds, SEC File number 811-7584.

9601 Blackwell Road, Suite 500

Rockville, Maryland 20850

www.rydexfunds.com

DYN-1-5/02

Rydex  Dynamic
      Funds

PROSPECTUS

      May 1, 2002

      TITAN 500 MASTER FUND

      TEMPEST 500 MASTER FUND

      VELOCITY 100 MASTER FUND

      VENTURE 100 MASTER FUND

 The Securities and Exchange
      Commission has not approved or disapproved the Trust&3180;s shares or passed upon the accuracy or adequacy of this Prospectus.Any representation to the contrary is a criminal offense.

3
Rydex Dynamic Funds Overview

3
          Titan
500 Master Fund

5
          Tempest
500 Master Fund

7
          Velocity
100 Master Fund

9
         Venture
100 Master Fund

11
Additional Fund Information

11
          The
Funds' Investment Objectives

11
          Advisor's
Investment Strategy in Managing the Dynamic Funds

12
          Risks
of Investing in the Funds

16
Shareholder Information Guide

16
          Purchasing
Shares

16
          Determination
of Net Asset Value

17
          Management
of the Funds

18
Dividends, Distributions, and Taxes

18
          Dividends
and Distributions

19
          Tax
Information

20
Financial Highlights

21
Benchmark Information

RYDEX DYNAMIC FUNDS

9601 Blackwell Road, Suite 500, Rockville, Maryland 20850

800.820.0888 • 301.296.5100 • www.rydexfunds.com

Rydex Dynamic Funds (the "Trust") is part of a mutual fund
family with a number of separate investment portfolios, four of which are described in this Prospectus (the "Master Funds" or " Funds"). Shares of the Master Funds are available solely through "master-feeder arrangements"
with feeder funds of the Trust.

The Funds´ Investment Objectives

Each Fund has a separate investment objective. The investment objective of each Master Fund is non-fundamental and may be changed without shareholder approval.

Risks of Investing in the Funds

The value of the Funds may fluctuate. In addition, Fund shares:

     • may decline in value, and
you may lose money

     • are not federally insured

     • are not guaranteed by any government agency

     • are not bank deposits

     • are not guaranteed to achieve their objectives

RYDEX DYNAMIC FUNDS OVERVIEW

Titan 500 Master
Fund

Fund Objective


The Titan 500 Master Fund seeks to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the S&P 500®
Index (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 200% of the value of any increase in the underlying index. When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by 200% of the value of any decrease in the underlying index (e.g., if the underlying index goes down by 5%, the value of the Fund's shares should go down by 10% on that day).


Investment Strategy

The Titan 500 Master Fund employs as its investment strategy a program of investing in leveraged instruments, such as equity index swaps, futures contracts and options on securities, futures contracts, and stock indices.
Equity index swaps and futures and options contracts enable the Titan 500 Master
Fund to pursue its objective without investing directly in the securities included in the benchmark, or in the same proportion that those securities are represented in that benchmark. On a day-to-day basis, the Titan 500 Master Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Titan 500 Master Fund also may purchase equity securities and enter into repurchase agreements.

Risk Considerations

The Titan 500 Master Fund is subject to a number of risks that will affect the value of its shares, including:

Equity Risk - The equity markets are volatile, and the value of the Fund´s futures and options contracts and other securities may fluctuate significantly from day to day. This volatility may cause the value of your investment in the
Fund to decrease.

Leveraging Risk - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments.

Swap Counterparty Credit Risk - The Fund is subject to credit risk on the amount it expects to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease.

Tracking Error Risk - The Advisor may not be able to
cause the Fund's performance to match that of the Fund's benchmark, either on a daily or aggregate basis. Tracking Error may cause the Fund's performance to be less than you expect.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

Performance

The bar chart and table below show the performance of the Titan 500 Master Fund for one year. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

Titan 500 Master Fund


    Highest Quarter Return* 18.88%
(quarter ended 12/31/01)

    Lowest Quarter Return* -30.46%
(quarter ended 9/30/01)

    * Reflects the
      performance of
H Class Shares of the Titan 500 Fund

       AVERAGE ANNUAL TOTAL RETURN
(for periods ending December 31, 2001) [1]

    FUND RETURN
      BEFORE TAXES
MASTER FUND
    S&P 500
INDEX[2]

PAST ONE YEAR[3]
-33.19%
-13.04%

[1] These
      figures assume the reinvestment of dividends and capital gains distributions.

      [2] The S&P 500 Index®  is an unmanaged index
      that is a widely recognized indicator of

      general stock market performance. Returns reflect no deduction for fees, expenses, or taxes.

      [3] The
      Fund commenced operation January 1, 2001.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Titan 500 Master Fund.

       Shareholder Fees
      .....................................................

       None

       Annual Fund Operating Expenses

       (expenses that are deducted from fund assets)

       Management Fees  ............................................

       .90%

       Distribution (12b-1) Fees ..................................

       None

       Other Expenses .................................................

       .29%

       Total Annual Fund Operating Expenses ................

       1.19%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's estimated operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

        1 Year

       3 Years

       5 Years

       10 Years

       Titan 500 Master Fund

       $ 125

       $ 389

       $ 673

       $ 1,483


Tempest 500
Master Fund

Fund Objective


The Tempest 500 Master Fund seeks to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund´s current benchmark is 200% of the inverse (opposite) performance of the S&P 500®
Index (the "underlying index").

If the Fund meets its objective, the value of the Fund´s shares will tend to increase on a daily basis by 200% of the value of any decrease in the underlying index (e.g., if the underlying index goes down by 5%, the value of the Fund´s shares should go up by 10% on that day). When the value of the underlying index increases, the value of the Fund´s shares should decrease on a daily basis by 200% of the value of any increase in the Index (e.g., if the underlying index goes up by 5%, the value of the Fund´s shares should go down by 10% on that day).


Investment Strategy

The Tempest 500 Master Fund employs as its investment strategy a program of engaging in short sales of securities and investing in leveraged instruments, such as equity index swaps, futures contracts and options on securities, futures contracts, and stock indices. Equity index swaps, short sales, and futures and options contracts enable the Tempest 500 Master Fund to pursue its objective without investing directly in the securities included in the benchmark. On a day-to-day basis, the Tempest 500 Master Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The
Tempest 500 Master Fund also may enter into repurchase agreements.

Risk Considerations

The Tempest 500 Master Fund is subject to a number of risks that will affect the value of its shares, including:

Equity Risk - The equity markets are volatile, and the value of the
Fund's futures and options contracts and other securities may fluctuate significantly from day to day. Equity market volatility may also negatively affect the Fund's short sales of securities. This volatility may cause the value of your investment in the Fund to decrease.

Leveraging Risk - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments.

Swap Counterparty Credit Risk- The Fund is subject to
credit risk on the amount it expects to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease.

Tracking Error Risk -

The Advisor may not be able to cause the Fund's performance to match that of the
Fund's benchmark, either on a daily or aggregate basis. Tracking Error may cause the Fund's performance to be less than you expect.

Trading Halt Risk -

If a trading halt occurs, the Fund may temporarily be unable to purchase or sell options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

Performance

The bar chart and table below show the performance of the Tempest 500 Master
Fund for one year. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

Tempest 500 Master Fund


    Highest Quarter Return* 34.51%
(quarter ended 9/30/01)

    Lowest Quarter Return* -19.40%
(quarter ended 12/31/01)

    * Reflects the performance
      of
H Class Shares of the Tempest 500 Fund

       AVERAGE ANNUAL TOTAL RETURN
(for periods ending December 31, 2001) [1]

       FUND RETURN
      BEFORE TAXES

MASTER FUND

       S&P 500
INDEX[2]

PAST ONE YEAR[3]
21.69%
-13.04%

[1] These
      figures assume the reinvestment of dividends and capital gains distributions.

      [2] The S&P 500 Index®  is an unmanaged index
      that is a widely recognized indicator of

      general stock market performance. Returns reflect no deduction for fees, expenses, or taxes.

      [3] The
      Fund commenced operation January 1, 2001.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Tempest 500 Master Fund.

       Shareholder Fees
      .....................................................

       None

       Annual Fund Operating Expenses

       (expenses that are deducted from fund assets)

       Management Fees  ............................................

       .90%

       Distribution (12b-1) Fees ..................................

       None

       Other Expenses .................................................

       .01%

       Total Annual Fund Operating Expenses ................

       0.91%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund´s estimated operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

        1 Year

       3 Years

       5 Years

       10 Years

       Tempest 500 Master Fund

       $ 96

       $ 298

       $ 517

       $1,150


Velocity 100
Master Fund


Fund Objective

The Velocity 100 Master Fund seeks to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund´s current benchmark is 200% of the performance of the Nasdaq 100 Index®
(the "underlying index").

If the Fund meets its objective, the value of the Fund´s shares will tend to increase on a daily basis by 200% of the value of any increase in the underlying index. When the value of the underlying index declines, the value of the Fund´s shares should also decrease on a daily basis by 200% of the value of any decrease in the underlying index (e.g., if the underlying index goes down by 5%, the value of the Fund´s shares should go down by 10% on that day).


Investment Strategy

The Velocity 100 Master Fund employs as its investment strategy a program of investing in leveraged instruments, such as equity index swaps, futures contracts and options on securities, futures contracts, and stock indices.
Equity index swaps, futures and options contracts enable the Velocity 100 Master
Fund to pursue its objective without investing directly in the securities included in the benchmark, or in the same proportion that those securities are represented in that benchmark. On a day-to-day basis, the Velocity 100 Master
Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Velocity 100 Master Fund also may purchase equity securities and enter into repurchase agreements.

Risk Considerations

The Velocity 100 Master Fund is subject to a number of risks that will affect the value of its shares, including:

Equity Risk- The equity markets are volatile, and the value of the Fund´s futures and options contracts and other securities may fluctuate significantly from day to day. This volatility may cause the value of your investment in the
Fund to decrease.

Leveraging Risk - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments.

Swap Counterparty Credit Risk - The Fund is subject to credit risk on the amount it expects to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease.

Tracking Error Risk - The Advisor may not be able to cause the Fund's performance to match that of the Fund's benchmark, either on a daily or aggregate basis. Tracking Error may cause the Fund's performance to be less than you expect.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

Performance

The bar chart and table below show the performance of the Velocity 100
Master Fund for one year. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

Velocity 100 Master Fund


    Highest Quarter Return* 72.09%
(quarter ended 12/31/01)

    Lowest Quarter Return* -62.24%
(quarter ended 9/30/01)

    * Reflects the performance
      of
H Class Shares of the Velocity 100 Fund

       AVERAGE ANNUAL TOTAL RETURN
(for periods ending December 31, 2001) [1]

       FUND RETURN
      BEFORE TAXES

MASTER FUND

       NASDAQ 100
INDEX[2]

PAST ONE YEAR[3]
-69.12%
-32.66%

[1] These
      figures assume the reinvestment of dividends and capital gains distributions.

      [2] The Nasdaq 100 Index®  is an unmanaged index
      that is a widely recognized indicator of

      general stock market performance. Returns reflect no deduction for fees, expenses, or taxes.

      [3] The
      Fund commenced operation January 1, 2001.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Velocity Master 100 Fund.

       Shareholder Fees
      .....................................................

       None

       Annual Fund Operating Expenses

       (expenses that are deducted from fund assets)

       Management Fees  ............................................

       .90%

       Distribution (12b-1) Fees ..................................

       None

       Other Expenses .................................................

       .07%

       Total Annual Fund Operating Expenses ................

       0.97%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund´s estimated operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

        1 Year

       3 Years

       5 Years

       10 Years

       Velocity 100 Master Fund

       $ 102

       $ 318

       $ 551

       $ 1,222


Venture 100
Master Fund

Fund Objective


The Venture 100 Master Fund seeks to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the inverse (opposite) performance of the underlying index.

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 200% of the value of any decrease in the underlying index (e.g., if the underlying index goes down by 5%, the value of the Fund's shares should go up by 10% on that day). When the value of the underlying index increases, the value of the Fund's shares should decrease on a daily basis by
200% of the value of any increase in the underlying index (e.g., if the underlying index goes up by 5%, the value of the Fund's shares should go down by
10% on that day).


Investment Strategy

The Venture 100 Master Fund employs as its investment strategy a program of engaging in short sales of securities and investing in leveraged instruments, such as equity index swaps, futures contracts and options on securities, futures contracts, and stock indices. Equity index swaps, short sales, and futures and options contracts enable the Venture 100 Master Fund to pursue its objective without investing directly in the securities included in the benchmark. On a day-to-day basis, the Venture 100 Master Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The
Venture 100 Master Fund also may enter into repurchase agreements.

Risk Considerations

The Venture 100 Master Fund is subject to a number of risks that will affect the value of its shares, including:

Equity Risk - The equity markets are volatile, and the value of the
Fund's futures and options contracts and other securities may fluctuate significantly from day to day. Equity market volatility may also negatively affect the Fund's short sales of securities. This volatility may cause the value of your investment in the Fund to decrease.

Leveraging Risk - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments.

Swap Counterparty Credit Risk - The Fund is subject to credit risk on the amount it expects to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease.

Tracking Error Risk - The Advisor may not be able to cause the Fund's performance to match that of the Fund's benchmark, either on a daily or aggregate basis. Tracking Error may cause the Fund's performance to be less than you expect.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

Performance

The bar chart and table below show the performance of the Venture 100 Master
Fund for one year. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

Venture 100 Master Fund


    Highest Quarter Return* 116.97%
(quarter ended 9/30/01)

    Lowest Quarter Return* -51.13%
(quarter ended 12/31/01)

    * Reflects the performance
      of
H Class Shares of the Venture 100 Fund

       AVERAGE ANNUAL TOTAL RETURN
(for periods ending December 31, 2001) [1]

       FUND RETURN
      BEFORE TAXES

MASTER FUND

       NASDAQ 100
INDEX[2]

PAST ONE YEAR[3]
-4.31%
-32.66%

[1] These
      figures assume the reinvestment of dividends and capital gains distributions.

      [2] The Nasdaq 100 Index®  is an unmanaged index
      that is a widely recognized indicator of

      general stock market performance. Returns reflect no deduction for fees, expenses, or taxes.

      [3] The
      Fund commenced operation January 1, 2001.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Venture 100 Master Fund.

       Shareholder Fees
      .....................................................

       None

       Annual Fund Operating Expenses

       (expenses that are deducted from fund assets)

       Management Fees  ............................................

       .89%

       Distribution (12b-1) Fees ..................................

       None

       Other Expenses .................................................

       None

       Total Annual Fund Operating Expenses ................

       0.89%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund´s estimated operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

        1 Year

       3 Years

       5 Years

       10 Years

       Venture 100 Master Fund

       $ 93

       $ 292

       $ 506

       $ 1,125


ADDITIONAL FUND INFORMATION

The Funds'
Investment Objectives

Each Master Fund´s objective is to provide investment results that match the performance of a specific benchmark. The current benchmark used by each
Master Fund is set forth below:

       Fund
      Name

       Benchmark

       Titan 500 Master Fund

       200% of the performance, measured on a daily

       basis, of the S&P 500® Index

       Tempest 500 Master Fund

       200% of the inverse (opposite) performance,

       measured on a daily basis, of the

       S&P 500® Index

       Velocity 100 Master Fund

       200% of the performance, measured on a daily

       basis, of the Nasdaq 100 Index®

       Venture 100 Master Fund

       200% of the inverse (opposite) performance,

       measured on a daily basis, of the

       Nasdaq 100 Index®

A Brief Guide to the Benchmarks

The S&P 500® Index. The S&P 500®
Index is a capitalization-weighted index composed of 500 common stocks, which are chosen by the Standard & Poor´s Corporation ("S&P") on a statistical basis.

The Nasdaq 100 Index®. The Nasdaq 100
Index® is a modified capitalization-weighted
index composed of 100 of the largest non-financial companies listed on the
National Association of Securities Dealers Automated Quotations System ("Nasdaq").

Advisor's
Investment Strategy in Managing the Dynamic Funds

In managing the Master Funds, the Advisor uses a "passive" investment strategy to manage each Fund´s portfolio, meaning that the Advisor does not attempt to select securities based on their individual potential to perform better than the market. The Advisor´s primary objective is to match the performance of each Fund´s benchmark as closely as possible on a daily basis.
The Advisor uses quantitative analysis techniques to structure each Fund to obtain the highest correlation to its particular benchmark. The Advisor does not engage in temporary defensive investing, keeping each Fund´s assets fully invested in all market environments. The Advisor monitors each Fund on an ongoing basis, and makes adjustments to its portfolio, as necessary, to minimize tracking error and to maximize liquidity.

The Advisor pursues the Master Funds´ investment objectives by regularly utilizing leveraged instruments, such as futures contracts and options on securities, futures contracts, and stock indices. In addition, the Advisor will regularly utilize short selling techniques designed to help the Tempest 500
Master Fund´s and the Venture 100 Master Fund´s performance to inversely correlate to 200% of the performance of the S&P 500®
Index and the Nasdaq 100 Index®,
respectively.

Risks of Investing in the Funds

As indicated below, the Funds are subject to a number of risks that may affect the value of the Funds´ shares.

Equity Risk

All Master Funds - The Funds invest primarily in instruments that attempt to track the price movement of equity indices as well as equity securities, including common stocks. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Funds invest will cause the net asset value of the Funds to fluctuate. Historically, the equity markets have moved in cycles, and the value of the Funds´ equity securities and equity derivatives may fluctuate drastically from day to day.
This price volatility is the principal risk of investing in equity securities.
Because of their link to the equity markets, an investment in the Funds may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations.

Non-Diversification Risk

All Master Funds - Each Fund is non-diversified and may invest in the securities of a limited number of issuers. To the extent that a Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence.

Industry Concentration Risk

Velocity 100 Master and Venture 100 Master Funds - None of the Funds will invest 25% or more of the value of the Fund´s total assets in the securities of one or more issuers conducting their principal business activities in the same industry; except that, to the extent the index underlying a Fund´s benchmark is concentrated in a particular industry, a Fund will necessarily be concentrated in that industry. Currently, the index underlying the Velocity 100
Master Fund´s and the Venture 100 Master Fund´s benchmark–the Nasdaq 100
Index®–is concentrated in technology
companies. The risk of concentrating Fund investments in a limited number of issuers conducting business in the same industry is that the Fund will be more susceptible to the risks associated with those issuers (or that industry) than a fund that does not concentrate its investments.

Tracking Error Risk

All Master Funds - While the Funds do not expect returns to deviate significantly from their respective benchmarks on a daily basis, certain factors may affect their ability to achieve close correlation. These factors may include
Fund expenses, imperfect correlation between the Funds' investments and those of their benchmarks, rounding of share prices, changes to the benchmark, regulatory policies, and leverage. The cumulative effect of these factors may over time cause the Funds' returns to deviate from their respective benchmarks on an aggregate basis. The magnitude of any tracking error may be affected by a higher portfolio turnover rate.

Trading Halt Risk

All Master Funds - The Funds typically will hold short-term options and futures contracts. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange ("CME"), have established limits on how much an option or futures contract may decline over various time periods within a day. If an option or futures contract´s price declines more than the established limits, trading on the exchange is halted on that instrument. If a trading halt occurs, the Fund may temporarily be unable to purchase or sell options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund´s ability to use leverage and may prevent the
Fund from achieving its investment objective. In such an event, a Fund also may be required to use a "fair-value" method to price its outstanding contracts.

Futures and Options Risk

All Master Funds - The Funds will invest a percentage of their assets in futures and options contracts. The Funds may use futures contracts and related options for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired. They may also be used to gain exposure to a particular market or instrument, to create a synthetic money market position, and for certain other tax-related purposes. The Funds will only enter into futures contracts traded on a national futures exchange or board of trade. Futures and options contracts are described in more detail on the following page:

Futures Contracts

• Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

Options

• The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option)
the underlying security. When writing (selling) call options on securities, the
Funds may cover their positions by owning the underlying security on which the option is written or by owning a call option on the underlying security.
Alternatively, the Funds may cover their position by maintaining in a segregated account cash or liquid securities equal in value to the exercise price of the call option written by the Funds.

The Risks Associated with the Funds' use of Futures and Options Contracts
Include:

• A Fund experiencing losses over certain ranges in the market that exceed losses experienced by a fund that does not use futures contracts and options.

• There may be an imperfect correlation between the changes in market value of the securities held by a Fund and the prices of futures and options on futures.

• Although the Funds will only purchase exchange-traded futures, due to market conditions there may not always be a liquid secondary market for a futures contract. As a result, the Funds may be unable to close out their futures contracts at a time which is advantageous.

• Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

• Because option premiums paid or received by the Funds are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

Early Closing Risk

All Master Funds - The normal close of trading of securities listed on
Nasdaq and the New York Stock Exchange ("NYSE") is 4:00 p.m., Eastern Time.
Unanticipated early closings may result in a Fund being unable to sell or buy securities on that day. If an exchange closes early on a day when one or more of the Funds needs to execute a high volume of securities trades late in a trading day, a Fund might incur substantial trading losses.

Short Sales Risk

Tempest 500 Master Fund and Venture 100 Master Fund - Short sales are transactions in which a Fund sells a security it does not own. To complete the transaction, the Fund must borrow the security to make delivery to the buyer.
The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the
Fund. If the underlying security goes down in price between the time the Fund sells the security and buys it back, the Fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

Swaps

All Master Funds - The Funds may enter into equity index or interest rate swap agreements for purposes of attempting to gain exposure to a particular group of stocks or to an index of stocks without actually purchasing those stocks, or to hedge a position. The Funds will use short-term swap agreements to exchange the returns (or differentials in rates of return) earned or realized in particular predetermined investments or instruments. A Fund will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy. The use of equity swaps involves risks that are different from those associated with ordinary portfolio securities transactions.
Swap agreements may be considered to be illiquid. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

SHAREHOLDER INFORMATION GUIDE

Purchasing and Redeeming Shares

Shares of the Master Funds are offered only to feeder funds in the Trust´s "master-feeder"
structure.

Determination of
Net Asset Value

The price per share (the offering price) will be the net asset value per share ("NAV") next determined after purchase and sale requests are processed by the transfer agent. NAV is calculated by (1) taking the current market value of a Fund's total assets, (2) subtracting the liabilities, and (3) dividing the amount by the total number of shares owned by shareholders. No sales charges are imposed on initial or subsequent investments in a Fund.

The Master Funds calculate NAV twice each Business Day, first in the morning and again in the afternoon. The morning NAV is calculated at 10:45 a.m., Eastern
Time and the afternoon NAV is calculated at the close of the New York Stock
Exchange (currently 4:00 p.m., Eastern Time).

If the exchange or market where a Fund´s securities or other investments are primarily traded closes early, NAV may be calculated earlier. On days when the exchange or market is scheduled to close early, such as the day before a holiday, the Funds will only calculate NAV once at the close of the exchange or market. For more information on these early closings, please call 800.820.0888 or visit the Rydex web site.

MANAGEMENT OF THE FUNDS

The Investment Advisor

Rydex Global Advisors with offices at 9601 Blackwell Road, Suite 500, Rockville,
Maryland 20850, serves as investment advisor and manager of the Funds.

Chairman of the Board and the President of the Advisor

Albert P. Viragh, Jr., owns a controlling interest in the Advisor. From 1985 until the incorporation of the Advisor, Mr. Viragh was a Vice President of Money
Management Associates ("MMA"), a Maryland-based registered investment advisor. From 1992 to June 1993, Mr. Viragh was the portfolio manager of The
Rushmore Nova Portfolio, a series of The Rushmore Fund, Inc., an investment company managed by MMA.

The Advisor makes investment decisions for the assets of the Funds and continuously reviews, supervises, and administers each Fund's investment program.

The Trustees of the Trust supervise the Advisor and establish policies that the
Advisor must follow in its day-to-day management activities.

Under investment advisory agreements with the Advisor, the Funds pay the Advisor a fee at an annualized rate, based on the average daily net assets for each
Fund, as set forth below:

       Fund

       Advisory Fee

       Titan 500 Master Fund ....................................

       .90%

       Tempest 500 Master Fund ..............................

       .90%

       Velocity 100 Master Fund ...............................

       .90%

       Venture 100 Master Fund ...............................

       .90%

• Each Master Fund is managed by a team and no one person is responsible for making investment decisions for a Fund.

• The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the Trustees which are affiliated with the
Advisor. The Advisor may make payments from its own resources to broker-dealers and other financial institutions in connection with the sale of fund shares.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and
Distributions

Income dividends, if any, are paid at least annually by each of the Funds to shareholders of record on the Fund's record date. The Funds may declare and pay dividends on the same date. The Funds make distributions of capital gains, if any, at least annually. Each Fund, however, may declare a special capital gains distribution if the Trustees believe that such a distribution would be in the best interest of the shareholders of a Fund.

Dividends and distributions are paid in the form of additional fund shares to the Feeder Funds.

Dividends and distributions from a Fund are taxable to you whether they are reinvested in additional shares of the Fund or are received in cash.

TAX INFORMATION

The following is a summary of some important tax issues that affect the Funds and their shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. This is not intended to present a detailed explanation of the tax treatment of the Funds, or the tax consequences of an investment in the Funds. More information about taxes is located in each Statement of Additional Information ("SAI").

Tax Status of Each Fund

Each Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded regulated investment companies. As long as a Fund qualifies as a regulated investment company, it does not expect to pay federal income tax on the earnings it distributes at least anually to shareholders.

Tax Status of Distributions

Each Fund will distribute substantially all of its investment income and net realized capital gains, if any, annually. The income dividends you receive from the Funds will be taxed as ordinary income. Capital gains distributions are generally taxable at the rates applicable to long-term capital gain regardless of how long you have owned your shares. The tax treatment of dividends and distributions is the same whether you receive them in cash or in additional shares.

Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive which are attributable to dividends received by a fund from U.S. corporations.

Distributions paid in January but declared by a Fund in October, November or
December of the previous year, may be taxable to you in the previous year.

Tax Status of Share Transactions

Each sale, exchange, or redemption of Fund shares may be a taxable event. For tax purposes, an exchange of your Fund shares for shares of a different Rydex
Fund is the same as a sale. You should consider the tax consequences of any redemption or exchange before making such a request.

State Tax Considerations

Distributions by the Funds may be subject to state and local taxation. You should consult with your tax advisor regarding state and local taxes affecting your investment in the Funds.

FINANCIAL
HIGHLIGHTS


The financial highlights table is intended to help you understand the Fund's financial performance for the period of operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a share of the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the financial statements and related notes, appears in the Rydex Dynamic Funds' 2001 Annual Report. The 2001 Anual Report is available by telephoning the transfer agent at 800.820.0888 or 301.296.5100.  The
Annual Report is incorporated by reference in the SAI.

(For a share outstanding throughout each period)

       Titan 500
      Master
      Portfolio*

       Tempest 500
      Master
      Portfolio*

       Velocity 100
      Master
      Portfolio*

       Venture 100
      Master
      Portfolio*

       Net Asset Value, Beginning of Period ..............

       $

       50.00

       $

50.00

       $

       50.00

       $

       50.00

            Net Investment Income
      ....................................

       0.76

       0.81

       0.09

       0.45

            Net Realized and Unrealized
                Gain (Loss) on
      Securities ............................

       (17.21)

       10.00

       (34.65)

       (2.51)

            Net Increase (Decrease) in Net Asset Value
                Resulting from
      Operations ...........................

       (16.45)

       10.81

       (34.56)

       (2.06)

       Distributions to Feeder Funds:

            From Net Investment Income
      ..........................

       (0.03)

       (0.38)

-

       (0.21)

            Return of Capital
      .............................................

       (0.61)

       -

-

-

       Net Increase (Decrease) in Net Asset Value .........

       (17.09)

       10.43

       (34.56)

       (2.27)

       Net Asset Value, End of Period ........................

       $

       32.91

       $

       60.43

       $

       15.44

       $

       47.73

       Total Investment Return ...................................

       (33.19)

       %

       21.69

       %

       (69.12)

       %

       (4.31)

       %

       Ratios to Average Net Assets:

            Gross Expenses
      ...............................................

       1.19

       %

       0.91

       %

       0.97

       %

       0.89

       %

            Net Expenses
      ..................................................

       1.19

       %

       0.91

       %

       0.97

       %

       0.89

       %

            Net Investment Income
      ....................................

       1.50

       %

       1.93

       %

       0.74

       %

       2.52

       %

       Supplementary Data:

            Portfolio Turnover Rate** ................................

       1,494

       %

       -

       733

       %

       -

            Net Assets, End of Period (000's omitted)
      .......

       $

       105,454

       $

       129,611

       $

       213,072

       $

       142,174

* Since the commencement of operations: Jamuary 1, 2001 -Titan
Master Portfolio, Tempest Master Portfolio, Velocity Master Portfolio, Venture
Master Portfolio.

** Portfolio turnover ratio is calculated without regard to
short-term securities having a maturity of less than one year. The Tempest
Master Portfolio and the Venture Master Portfolio typically hold most of their investments in options and futures contracts which are deemd short-term securities.


BENCHMARK
INFORMATION

S&P and Nasdaq do not
sponsor, endorse, sell or promote the Titan 500 Master Fund, Tempest 500 Master
Fund, Velocity 100 Master Fund, or Venture 100 Master Fund (the "Funds") and
make no representation or warranty, implied or express, to the investors in the
Funds, or any members of the public, regarding:

  the advisability of investing in index funds;

  the ability of any index to track stock market performance;

  the accuracy and/or the completeness of the aforementioned indices or any data included therein;

  the results to be obtained by any of the Funds, the investors in the
    Funds, or any person or entity from the use of the indices or data included therein; and

  the merchantability or fitness for a particular purpose for use with respect to the indices or any data included therein.

Additional information about the Master Funds is included in the SAI dated
May 1, 2002, which contains more detailed information about the Dynamic Funds.
The SAI has been filed with the SEC and is incorporated by reference into this
Prospectus and, therefore, legally forms a part of this Prospectus.

The SEC maintains the EDGAR database on its web site
("http://www.sec.gov") that contains each SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC.

You may also review and copy documents at the SEC Public Reference room in
Washington, D.C. (for information on the operation of the Public Reference Room, call 202.942.8090). You may request documents by mail from the SEC, upon payment of a duplication fee, by writing to: Securities and Exchange Commission, Public
Reference Section, Washington, D.C. 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

You may obtain a copy of each SAI or the annual or semi-annual reports, without charge by calling 800.820.0888 or by writing to Rydex Dynamic Funds, at 9601
Blackwell Road, Suite 500, Rockville, Maryland 20850. Additional information about the Funds´ investments is available in the annual and semi-annual reports. Also, in the Funds´ annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the
Funds´ performance during its last fiscal year.

No one has been authorized to give any information or to make any representations not contained in this Prospectus or each SAI in connection with the offering of Fund Shares. Do not rely on any such information or representations as having been authorized by the Funds or Rydex Global Advisors.
This prospectus does not constitute an offering by the Funds in any jurisdiction where such an offering is not lawful.

Titan 500 Master Fund, Tempest 500 Master Fund, Velocity 100 Master Fund, and
Venture 100 Master Fund are series of Rydex Dynamic Funds, SEC File number
811-9525.

9601 Blackwell Road, Suite 500,

Rockville, Maryland 20850

www.rydexfunds.com

DYN-1-5/02

Statement of
Additional Information

Rydex Dynamic Funds

9601 Blackwell Road, Suite 500,

Rockville, Maryland 20850

800.820.0888

301.296.5100

www.rydexfunds.com

This Statement of Additional Information ("SAI") relates to shares of the following portfolios (the "Funds") of Rydex Dynamic Funds (the
"Trust"):

Titan 500 Fund

Tempest 500 Fund

Velocity 100 Fund

Venture 100 Fund

Titan 500 Master Portfolio

Tempest 500 Master Portfolio

Velocity 100 Master Portfolio

Venture 100 Master Portfolio

This SAI is not a prospectus. It should be read in conjunction with the
Trust´s Prospectuses, dated May 1, 2002. Copies of the Trust´s Prospectuses are available, without charge, upon request to the Trust at the address above or by telephoning the Trust at the telephone numbers above. The Trust´s most recent financial statements are incorporated herein by reference, and must be delivered, with this SAI.

The date of this SAI is May 1, 2002

STATEMENT  OF ADDITIONAL INFORMATION

Page i

GENERAL INFORMATION ABOUT THE
TRUST

The Trust was organized as a Delaware business trust on August 6, 1999. The
Trust is permitted to offer separate portfolios and different classes of shares.
All payments received by the Trust for shares of any Fund belong to that Fund.
Each Fund has its own assets and liabilities. Currently, the Trust is comprised of the following series: Titan 500 Fund, Tempest 500 Fund, Velocity 100 Fund,
Venture 100 Fund, Titan 500 Master Portfolio, Tempest 500 Master Portfolio,
Velocity 100 Master Portfolio, and Venture 100 Master Portfolio. The Titan 500
Master Portfolio, Tempest 500 Master Portfolio, Velocity 100 Master Portfolio,
and Venture 100 Master Portfolio (collectively, the "Master Funds")
serve as master funds in a master-feeder arrangement with the Titan 500 Fund,
Tempest 500 Fund, Velocity 100 Fund, and Venture 100 Fund, respectively (the
"Feeder Funds").

The Feeder Funds currently offer C Class Shares and H Class Shares. The different classes provide for variations in certain shareholder servicing and distribution expenses and in the minimum initial investment requirement. In addition, a contingent deferred sales load is imposed on the redemption of C
Class Shares. Sales charges and minimum investment requirements are described in the Prospectuses. For more information on shareholder servicing and distribution expenses, see "Distributor." Additional Funds and/or classes may be created from time to time.

INVESTMENT
POLICIES, TECHNIQUES AND RISK FACTORS

General

Each Fund´s investment objective and principal investments are described in the Prospectuses. The following information supplements, and should be read in conjunction with, those sections of the Prospectuses. Under the master-feeder arrangement, the Feeder Funds invest exclusively in the Master Funds. As a result, references in this section to "Funds" generally apply to the
Master Funds only. Except as otherwise designated, each Feeder Fund reserves the right to invest in the types of instruments as its corresponding Master Fund.
However, each Feeder Fund has no present intention to pursue its respective investment strategy other than by investing 100% of its assets in its corresponding Master Fund.

The investment strategies of the Funds discussed below and in the
Prospectuses may be used by a Fund if, in the opinion of the Advisor, these strategies will be advantageous to that Fund. A Fund is free to reduce or eliminate its activity in any of those areas without violating the Fund´s fundamental investment policies. There is no assurance that any of these strategies or any other strategies and methods of investment available to a Fund will result in the achievement of that Fund´s objectives.

Borrowing

The Funds may borrow money, including borrowing for investment purposes.
Borrowing for investment is known as leveraging. Leveraging investments, by purchasing securities with borrowed money, is a speculative technique, which increases investment risk, but also increases investment opportunity. Since substantially all of a Fund´s assets will fluctuate in value, whereas the interest obligations on borrowings may be fixed, the net asset value per share of the Fund will increase more when the Fund´s portfolio assets increase in value and decrease more when the Fund´s portfolio assets decrease in value than would otherwise be the case. Moreover, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the returns on the borrowed funds. Under adverse conditions, the Funds might have to sell portfolio securities to meet interest or principal payments at a time investment considerations would not favor such sales. The Funds intend to use leverage during periods when the Advisor believes that the respective
Fund´s investment objective would be furthered.

Each Fund may also borrow money to facilitate management of the Fund´s portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous. Such borrowing is not for investment purposes and will be repaid by the borrowing
Fund promptly.

As required by the 1940 Act, a Fund must maintain continuous asset coverage
(total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If, at any time, the value of the Fund´s assets should fail to meet this 300% coverage test, the
Fund, within three days (not including Sundays and holidays), will reduce the amount of the Fund´s borrowings to the extent necessary to meet this 300%
coverage. Maintenance of this percentage limitation may result in the sale of portfolio securities at a time when investment considerations otherwise indicate that it would be disadvantageous to do so.

In addition to the foregoing, the Funds are authorized to borrow money as a temporary measure for extraordinary or emergency purposes in amounts not in excess of 5% of the value of the Fund´s total assets. This borrowing is not subject to the foregoing 300% asset coverage requirement The Funds are authorized to pledge portfolio securities as the Advisor deems appropriate in connection with any borrowings.

Illiquid Securities

While none of the Funds anticipates doing so, each Fund may purchase illiquid securities, including securities that are not readily marketable and securities that are not registered ("restricted securities") under the Securities
Act of 1933, as amended (the "1933 Act"), but which can be offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act. A Fund will not invest more than 15% of the Fund´s net assets in illiquid securities. If the percentage of a Fund´s net assets invested in illiquid securities exceeds 15% due to market activity, the Fund will take appropriate measures to reduce its holdings of illiquid securities. Each Fund will adhere to a more restrictive limitation on the Fund´s investment in illiquid securities as required by the securities laws of those jurisdictions where shares of the Fund are registered for sale. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities. Under the current guidelines of the staff of the Securities and Exchange Commission (the "SEC"), illiquid securities also are considered to include, among other securities, purchased over-the-counter options, certain cover for over-the-counter options, repurchase agreements with maturities in excess of seven days, and certain securities whose disposition is restricted under the federal securities laws. The Fund may not be able to sell illiquid securities when the Advisor considers it desirable to do so or may have to sell such securities at a price that is lower than the price that could be obtained if the securities were more liquid. In addition, the sale of illiquid securities also may require more time and may result in higher dealer discounts and other selling expenses than does the sale of securities that are not illiquid. Illiquid securities also may be more difficult to value due to the unavailability of reliable market quotations for such securities, and investment in illiquid securities may have an adverse impact on net asset value.

Institutional markets for restricted securities have developed as a result of the promulgation of Rule 144A under the 1933 Act, which provides a "safe harbor" from 1933 Act registration requirements for qualifying sales to institutional investors. When Rule 144A restricted securities present an attractive investment opportunity and meet other selection criteria, a Fund may make such investments whether or not such securities are "illiquid"
depending on the market that exists for the particular security. The trustees of the Trust (the "Trustees") have delegated the responsibility for determining the liquidity of Rule 144A restricted securities, which may be invested in by a Fund, to the Advisor.

Investments in Other Investment Companies

The Master Funds presently may invest in the securities of other investment companies to the extent that such an investment would be consistent with the requirements of Section 12(d)(1) of the 1940 Act. A Fund, therefore, may invest in the securities of another investment company (the "acquired company") provided that the Fund, immediately after such purchase or acquisition, does not own in the aggregate: (i) more than 3% of the total outstanding voting stock of the acquired company; (ii) securities issued by the acquired company having an aggregate value in excess of 5% of the value of the total assets of the Fund; or (iii) securities issued by the acquired company and all other investment companies (other than Treasury stock of the Fund) having an aggregate value in excess of 10% of the value of the total assets of the Fund. A
Fund may also invest in the securities of other investment companies if such securities are the only investment securities held by the Fund, such as through a master-feeder arrangement. Each Feeder Fund currently pursues its respective investment objective through such an arrangement.

If a Fund invests in, and, thus, is a shareholder of, another investment company, the Fund´s shareholders will indirectly bear the Fund´s proportionate share of the fees and expenses paid by such other investment company, including advisory fees, in addition to both the management fees payable directly by the
Fund to the Fund´s own investment adviser and the other expenses that the Fund bears directly in connection with the Fund´s own operations.

Lending of Portfolio Securities

Subject to the investment restrictions set forth below, each of the Funds may lend portfolio securities to brokers, dealers, and financial institutions, provided that cash equal to at least 100% of the market value of the securities loaned is deposited by the borrower with the Fund and is maintained each business day in a segregated account pursuant to applicable regulations. While such securities are on loan, the borrower will pay the lending Fund any income accruing thereon, and the Fund may invest the cash collateral in portfolio securities, thereby earning additional income. A Fund will not lend its portfolio securities if such loans are not permitted by the laws or regulations of any state in which the Fund´s shares are qualified for sale, and the Funds will not lend more than 33 1/3% of the value of the Fund´s
total assets. Loans would be subject to termination by the lending Fund on four business days´ notice, or by the borrower on one day´s notice. Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities, which occurs during the term of the loan inures to the lending Fund and that Fund´s shareholders. A lending Fund may pay reasonable finders, borrowers, administrative, and custodial fees in connection with a loan.

Options Transactions

Options on Securities. The Titan 500 Master Fund and Velocity 100 Master
Fund may buy call options and write (sell) put options on securities, and the
Tempest 500 Master Fund and Venture 100 Master Fund may buy put options and write call options on securities for the purpose of realizing the Fund´s investment objective. By writing a call option on securities, a Fund becomes obligated during the term of the option to sell the securities underlying the option at the exercise price if the option is exercised. By writing a put option, a Fund becomes obligated during the term of the option to purchase the securities underlying the option at the exercise price if the option is exercised.

During the term of the option, the writer may be assigned an exercise notice by the broker-dealer through whom the option was sold. The exercise notice would require the writer to deliver, in the case of a call, or take delivery of, in the case of a put, the underlying security against payment of the exercise price. This obligation terminates upon expiration of the option, or at such earlier time that the writer effects a closing purchase transaction by purchasing an option covering the same underlying security and having the same exercise price and expiration date as the one previously sold. Once an option has been exercised, the writer may not execute a closing purchase transaction.
To secure the obligation to deliver the underlying security in the case of a call option, the writer of a call option is required to deposit in escrow the underlying security or other assets in accordance with the rules of the Option
Clearing Corporation (the "OCC"), an institution created to interpose itself between buyers and sellers of options. The OCC assumes the other side of every purchase and sale transaction on an exchange and, by doing so, gives its guarantee to the transaction.

A Fund may purchase and write options on an exchange or over-the-counter.
Over-the-counter options ("OTC options") differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker. It is the position of the SEC that OTC options are illiquid.

Options on Security Indices. The Titan 500 Master Fund and Velocity 100
Master Fund may purchase call options and write put options, and the Tempest 500
Master Fund and Venture 100 Master Fund may purchase put options and write call options, on stock indices listed on national securities exchanges or traded in the over-the-counter market as an investment vehicle for the purpose of realizing the Fund´s investment objective.

Options on indices are settled in cash, not in delivery of securities. The exercising holder of an index option receives, instead of a security, cash equal to the difference between the closing price of the securities index and the exercise price of the option. When a Fund writes a covered option on an index, the Fund will be required to deposit and maintain with a custodian cash or liquid securities equal in value to the aggregate exercise price of a put or call option pursuant to the requirements and the rules of the applicable exchange. If, at the close of business on any day, the market value of the deposited securities falls below the contract price, the Fund will deposit with the custodian cash or liquid securities equal in value to the deficiency.

Options on Futures Contracts. Under Commodities Futures Trading
Commission ("CFTC") Regulations, a Fund may engage in futures transactions, either for "bona fide hedging" purposes, as this term is defined in the CFTC Regulations, or for non-hedging purposes to the extent that the aggregate initial margins and option premiums required to establish such non-hedging positions do not exceed 5% of the liquidation value of the Fund´s portfolio. In the case of an option on futures contracts that is
"in-the-money" at the time of purchase (i.e., the amount by
which the exercise price of the put option exceeds the current market value of the underlying security, or the amount by which the current market value of the underlying security exceeds the exercise price of the call option), the in-the-money amount may be excluded in calculating this 5% limitation.

When a Fund purchases or sells a stock index futures contract, or sells an option thereon, the Fund "covers" its position. To cover its position, a Fund may maintain with its custodian bank (and marked-to-market on a daily basis), a segregated account consisting of cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise "cover"
its position. If the Fund continues to engage in the described securities trading practices and properly segregates assets, the segregated account will function as a practical limit on the amount of leverage which the Fund may undertake and on the potential increase in the speculative character of the
Fund´s outstanding portfolio securities. Additionally, such segregated accounts will generally assure the availability of adequate funds to meet the obligations of the Fund arising from such investment activities.

A Fund may cover its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (i.e., an exercise price) as high or higher than the price of the futures contract. In the alternative, if the strike price of the put is less than the price of the futures contract, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. A Fund may also cover its long position in a futures contract by taking a short position in the instruments underlying the futures contract, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract. A Fund may cover its short position in a futures contract by taking a long position in the instruments underlying the futures contracts, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract.

A Fund may cover its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option. In the alternative, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the call and the price of the futures contract. A Fund may also cover its sale of a call option by taking positions in instruments with prices, which are expected to move relatively consistently with the call option. A Fund may cover its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. A Fund may also cover its sale of a put option by taking positions in instruments with prices, which are expected to move relatively consistently with the put option.

Swap Agreements

The Funds may enter into equity index or interest rate swap agreements for purposes of attempting to gain exposure to the stocks making up an index of securities in a market without actually purchasing those stocks, or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or
"swapped" between the parties are calculated with respect to a
"notional amount," i.e., the return on or increase in value of a particular dollar amount invested in a "basket" of securities representing a particular index. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or
"cap," interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor"; and interest rate dollars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Most swap agreements entered into by the Funds calculate the obligations of the parties to the agreement on a "net basis." Consequently, a Fund´s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the
"net amount").

A Fund´s current obligations under a swap agreement will be accrued daily
(offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating assets determined to be liquid. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of a Fund´s investment restriction concerning senior securities. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid for the Fund illiquid investment limitations. A Fund will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

Each Fund may enter into swap agreements to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker/dealer. The counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks. The Fund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to the Fund on any swap agreement should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount.

Swap agreements typically are settled on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement or periodically during its term. Swap agreements do not involve the delivery of securities or other underlying assets.
Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a Fund is contractually obligated to make. If the other party to a swap agreement defaults, a Fund´s risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive, if any. The net amount of the excess, if any, of a Fund´s obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess will be maintained in a segregated account by a Fund´s custodian. Inasmuch as these transactions are entered into for hedging purposes or are offset by segregated cash of liquid assets, as permitted by applicable law, the Funds and their Advisor believe that these transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to a Fund´s borrowing restrictions.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments, which are traded in the over-the-counter market. The Advisor, under the supervision of the Board of Trustees, is responsible for determining and monitoring the liquidity of Fund transactions in swap agreements.

The use of equity swaps is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

Portfolio Turnover

The Trust anticipates that investors in the Funds, as part of an asset allocation investment strategy, will frequently purchase and/or redeem shares of the Funds. The nature of the Funds as asset allocation tools will cause the
Funds to experience substantial portfolio turnover. (See "Risks of
Investing in the Funds" in the Trust´s Prospectuses). Because each Fund´s portfolio turnover rate to a great extent will depend on the purchase, redemption, and exchange activity of the Fund´s investors, it is very difficult to estimate what the Fund´s actual turnover rate will be in the future.

"Portfolio Turnover Rate" is defined under the rules of the SEC as the value of the securities purchased or securities sold, excluding all securities whose maturities at the time of acquisition were one year or less, divided by the average monthly value of such securities owned during the year.
Based on this definition, instruments with remaining maturities of less than one year are excluded from the calculation of the portfolio turnover rate.
Instruments excluded from the calculation of portfolio turnover generally would include the futures contracts and option contracts in which the Funds invest since such contracts generally have remaining maturities of less than one year.

Repurchase Agreements

As discussed in the Trust´s Prospectuses, each of the Funds may enter into repurchase agreements with financial institutions. The Funds each follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose condition will be continually monitored by the Advisor. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, a Fund will seek to liquidate such collateral. However, the exercising of each Fund´s right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the
Fund could suffer a loss. It is the current policy of each of the Funds not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Fund, amounts to more than 15% of the Fund´s total assets. The investments of each of the Funds in repurchase agreements, at times, may be substantial when, in the view of the
Advisor, liquidity or other considerations so warrant.

Reverse Repurchase Agreements

The Tempest 500 Fund, Tempest 500 Master Fund, Venture 100 Fund, and Venture
100 Master Fund may use reverse repurchase agreements as part of that Fund´s investment strategy. Reverse repurchase agreements involve sales by a Fund of portfolio assets concurrently with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. Generally, the effect of such a transaction is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while the Fund will be able to keep the interest income associated with those portfolio securities. Such transactions are advantageous only if the interest cost to the Fund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. Opportunities to achieve this advantage may not always be available, and the Funds intend to use the reverse repurchase technique only when this will be advantageous to the Funds. Each Fund will establish a segregated account with the Trust´s custodian bank in which the
Fund will maintain cash or cash equivalents or other portfolio securities equal in value to the Fund´s obligations in respect of reverse repurchase agreements.

Short Sales

The Tempest 500 Fund, Tempest 500 Master Fund, Venture 100 Fund, and Venture
100 Master Fund also may engage in short sales transactions under which the Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay to the lender amounts equal to any dividends or interest, which accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet the margin requirements, until the short position is closed out.

Until the Tempest 500 Fund, Tempest 500 Master Fund, Venture 100 Fund, or
Venture 100 Master Fund closes its short position or replaces the borrowed security, the Fund will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short; or (b) otherwise cover the Fund´s short position. Each of the Funds may use up to 100% of its portfolio to engage in short sales transactions and collateralize its open short positions.

The Titan 500 Fund, Titan 500 Master Fund, Velocity 100 Fund, and Velocity
100 Master Fund each may engage in short sales if, at the time of the short sale, the Fund owns or has the right to acquire an equal amount of the security being sold at no additional cost. While none of these Funds currently expect to do so, these Funds may make a short sale when the Fund wants to sell the security it owns at a current attractive price, in order to hedge or limit the exposure of the Fund´s position.

Stock Index Futures Contracts

A Fund may buy and sell stock index futures contracts with respect to any stock index traded on a recognized stock exchange or board of trade. A stock index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract.

At the time a Fund purchases a futures contract, an amount of cash, U.S.
Government securities or other liquid securities equal to the market value of the futures contract will be deposited in a segregated account with the Fund´s custodian. When writing a futures contract, the Fund will maintain with its custodian liquid assets that, when added to the amounts deposited with a futures commission merchant or broker as margin, are equal to the market value of the instruments underlying the contract. Alternatively, a Fund may "cover"
its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in liquid assets with the Fund´s custodian).

Tracking Error

The following factors may affect the ability of the Funds to achieve correlation with the performance of their respective benchmarks: (1) Fund expenses, including brokerage (which may be increased by high portfolio turnover); (2) a Fund holding less than all of the securities in the benchmark and/or securities not included in the benchmark; (3) an imperfect correlation between the performance of instruments held by a Fund, such as futures contracts and options, and the performance of the underlying securities in the market; (4) bid-ask spreads (the effect of which may be increased by portfolio turnover); (5) a Fund holding instruments traded in a market that has become illiquid or disrupted; (6) Fund share prices being rounded to the nearest cent; (7) changes to the index underlying a benchmark that are not disseminated in advance; (8) the need to conform a Fund´s portfolio holdings to comply with investment restrictions or policies or regulatory or tax law requirements; or (9) market movements that run counter to a leveraged
Fund´s investments. Market movements that run counter to a leveraged Fund´s investments will cause some divergence between the Fund and its benchmark over time due to the mathematical effects of leveraging. The magnitude of the divergence is dependent upon the magnitude of the market movement, its duration, and the degree to which the Fund is leveraged. The tracking error of a leveraged
Fund is generally small during a well-defined up trend or downtrend in the market when measured from price peak to price peak, absent a market decline and subsequent recovery, however, the deviation of the Fund from its benchmark may be significant.

U.S. Government Securities

The Funds may invest in U.S. Government Securities. Securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities include
U.S. Treasury securities, which are backed by the full faith and credit of the
U.S. Treasury and which differ only in their interest rates, maturities, and times of issuance. U.S. Treasury bills have initial maturities of one year or less; U.S. Treasury notes have initial maturities of one to ten years; and U.S.
Treasury bonds generally have initial maturities of greater than ten years.
Certain U.S. Government Securities are issued or guaranteed by agencies or instrumentalities of the U.S. Government including, but not limited to, obligations of U.S. Government agencies or instrumentalities such as Fannie Mae, the Government National Mortgage Association, the Small Business Administration,
the Federal Farm Credit Administration, the Federal Home Loan Banks, Banks for
Cooperatives (including the Central Bank for Cooperatives), the Federal Land
Banks, the Federal Intermediate Credit Banks, the Tennessee Valley Authority,
the Export-Import Bank of the United States, the Commodity Credit Corporation,
the Federal Financing Bank, the Student Loan Marketing Association, and the
National Credit Union Administration.

Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities, including, for example, Government National Mortgage
Association pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by federal agencies, such as those securities issued by Fannie Mae, are supported by the discretionary authority of the U.S. Government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury, while the U.S. Government provides financial support to such U.S. Government-sponsored federal agencies, no assurance can be given that the U.S. Government will always do so, since the U.S. Government is not so obligated by law. U.S. Treasury notes and bonds typically pay coupon interest semi-annually and repay the principal at maturity.

When-Issued and Delayed-Delivery Securities

Each Fund, from time to time, in the ordinary course of business, may purchase securities on a when-issued or delayed-delivery basis (i.e., delivery and payment can take place between a month and 120 days after the date of the transaction). These securities are subject to market fluctuation and no interest accrues to the purchaser during this period. At the time a Fund makes the commitment to purchase securities on a when-issued or delayed-delivery basis, the Fund will record the transaction and thereafter reflect the value of the securities, each day, of such security in determining the Fund´s net asset value. A Fund will not purchase securities on a when-issued or delayed-delivery basis if, as a result, more than 15% of the Fund´s net assets would be so invested. At the time of delivery of the securities, the value of the securities may be more or less than the purchase price. The Fund will also establish a segregated account with the Fund´s custodian bank in which the Fund will maintain cash or liquid securities equal to or greater in value than the Fund´s purchase commitments for such when-issued or delayed-delivery securities. The
Trust does not believe that a Fund´s net asset value or income will be adversely affected by the Fund´s purchase of securities on a when-issued or delayed-delivery basis.

INVESTMENT RESTRICTIONS

Fundamental Policies

The following investment limitations (and those set forth in the
Prospectuses) are fundamental policies of the Funds, which cannot be changed with respect to a Fund without the consent of the holders of a majority of that
Fund´s outstanding shares. The term "majority of the outstanding shares" means the vote of (i) 67% or more of a Fund´s shares present at a meeting, if more than 50% of the outstanding shares of that Fund are present or represented by proxy, or (ii) more than 50% of that Fund´s outstanding shares, whichever is less.

A Fund shall not:

  Borrow money in an amount exceeding 33 1/3%
    of the value of its total assets, provided that, for purposes of this limitation, investment strategies which either obligate the Fund to purchase securities or require the Fund to segregate assets are not considered to be borrowing. Asset coverage of a least 300% is required for all borrowing, except where the Fund has borrowed money for temporary purposes in amounts not exceeding 5% of its total assets. The Fund will not purchase securities while its borrowing exceeds 5% of its total assets.

  Make loans if, as a result, more than 33 1/3% of its
    total assets would be lent to other parties, except that the Fund may (i)
    purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii)
    lend its securities.

  Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

  Invest in interests in oil, gas, or other mineral exploration or development programs and oil, gas or mineral leases.

  Issue senior securities (as defined in the 1940 Act) except as permitted by rule, regulation or order of the SEC.

  Purchase or sell real estate, physical commodities, or commodities contracts, except that the Fund may purchase (i) marketable securities issued by companies which own or invest in real estate (including real estate investment trusts), commodities, or commodities contracts; and (ii)
    commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

  Invest 25% or more of the value of the Fund´s total assets in the securities of one or more issuers conducting their principal business activities in the same industry; except that, to the extent the benchmark selected for a particular Fund is concentrated in a particular industry, the
    Fund will necessarily be concentrated in that industry. This limitation does not apply to investments or obligations of the U.S. Government or any of its agencies or instrumentalities.

Non-Fundamental Policies

The following investment limitations are non-fundamental policies of the
Funds and may be changed with respect to any Fund by the Board of Trustees.

Each Fund may not:

   Invest in warrants.

  Invest in real estate limited partnerships.

  Invest in mineral leases.

  Pledge, mortgage or hypothecate assets except to secure permitted borrowings or related to the deposit of assets in escrow or the posting of collateral in segregated accounts in compliance with the SEC´s position regarding the asset segregation requirements imposed by Section 18 of the
    1940 Act.

  Invest in companies for the purpose of exercising control.

  Purchase securities on margin or effect short sales, except that a Fund may (i) obtain short-term credits as necessary for the clearance of security transactions; (ii) provide initial and variation margin payments in connection with transactions involving futures contracts and options on such contracts; and (iii) make short sales "against the box" or in compliance with the SEC´s position regarding the asset segregation requirements imposed by Section 18 of the 1940 Act.

  Invest its assets in securities of any investment company, except as permitted by the 1940 Act or any rule, regulation or order of the SEC.

  Purchase or hold illiquid securities, i.e., securities that cannot be disposed of for their approximate carrying value in seven days or less
    (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities.

The foregoing percentages (except for the limitation on illiquid securities):
(i) are based on total assets; (ii) will apply at the time of the purchase of a security; and (iii) shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of a purchase of such security.


BROKERAGE ALLOCATION AND
OTHER PRACTICES

Brokerage Transactions. Generally, equity securities are bought and sold through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer´s mark-up or reflect a dealer´s mark-down. Money Market Securities and other debt securities are usually bought and sold directly from the issuer or an underwriter or market maker for the securities. Generally, a Fund will not pay brokerage commissions for such purchases. When a debt security is bought from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer´s mark up or reflect a dealer´s mark down. When a Fund executes transactions in the over-the-counter market, it will generally deal with primary market makers unless prices that are more favorable are otherwise obtainable.

In addition, the Adviser may place a combined order, often referred to as
"bunching," for two or more accounts it manages, including a Fund, engaged in the purchase or sale of the same security or other instrument if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund.
Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or the Fund may obtain, it is the opinion of the Adviser and the
Trust´s Board of Trustees that the advantages of combined orders outweigh the possible disadvantages of separate transactions. In addition, in some instances the Fund effecting the larger portion of a combined order may not benefit to the same extent as participants effecting smaller portions of the combined order.
Nonetheless, the Adviser believes that the ability of a Fund to participate in higher volume transactions will generally be beneficial to the Fund.

For the fiscal period ended December 31, 2000 and 2001 the Funds paid the following brokerage commissions:

Fund

       Total Brokerage
      Commissions Paid for the fiscal year ending 2000.

      ($)

       Total Brokerage
      Commissions Paid to Affiliates for the fiscal year ending 2000.
($)

       Aggregate Brokerage
      Commissions for the fiscal year ending 2000.
($)

       Total Brokerage
      Commissions Paid for the fiscal year ending 2001.
($)

       Total Brokerage
      Commissions Paid to Affiliates for the fiscal year ending 2001.
($)

       Aggregate Brokerage
      Commissions for the fiscal year ending 2001.
($)

Titan 500

$17,075

$0

$17,075

$819,488

$0

$819,488

Tempest 500

$23,489

$0

$23,489

$26,928

$0

$26,928

Velocity 100

$1,080

$0

$1,080

$75,187

$0

$75,187

Venture 100

$826

$0

$826

$10,290

$0

$10,290

Brokerage Selection. The Trust does not expect to use one particular broker or dealer, and when one or more brokers is believed capable of providing the best combination of price and execution, the Funds´ Adviser may select a broker based upon brokerage or research services provided to the Adviser. The
Adviser may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the services provided.

Section 28(e) of the 1934 Act permits the Adviser, under certain circumstances, to cause each Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. In addition to agency transactions, the Adviser may receive brokerage and research services in connection with certain riskless principal transactions, in accordance with applicable SEC guidance. Brokerage and research services include: (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). In the case of research services, the
Adviser believes that access to independent investment research is beneficial to their investment decision-making processes and, therefore, to each Fund.

To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments. Examples of research-oriented services for which the adviser might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The Adviser may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker providing such services. Information so received by the Adviser will be in addition to and not in lieu of the services required to be performed by the
Funds´ Adviser under the Advisory Agreement. Any advisory or other fees paid to the Adviser are not reduced as a result of the receipt of research services.

In some cases the Adviser may receive a service from a broker that has both a
"research" and a "non-research" use. When this occurs, the
Adviser makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the Adviser will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the Adviser faces a potential conflict of interest, but the Adviser believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to their research and non-research uses.

From time to time, the Fund may purchase new issues of securities for clients in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the adviser with research services. The NASD has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research "credits" in these situations at a rate that is higher than that which is available for typical secondary market transactions.
These arrangements may not fall within the safe harbor of Section 28(e).

For the Trust´s most recently completed fiscal year, the Funds paid the following commissions on brokerage transactions directed to brokers pursuant to an agreement or understanding whereby the broker provides research or other brokerage services to the Adviser:

Fund

       Total Dollar Amount of Brokerage Commissions for
Research Services

       Total Dollar Amount of Transactions Involving Brokerage
Commissions for Research Services

Titan 500
$ 92
$ 276

Velocity 100
$ 363
$ 1,089

Brokerage with Fund Affiliates. A Fund may execute brokerage or other agency transactions through registered broker-dealer affiliates of either the
Fund, the Adviser or the Distributor for a commission in conformity with the
1940 Act, the 1934 Act and rules promulgated by the SEC. Under the 1940 Act and the 1934 Act, affiliated broker-dealers are permitted to receive and retain compensation for effecting portfolio transactions for the Fund on an exchange if a written contract is in effect between the affiliate and the Fund expressly permitting the affiliate to receive and retain such compensation. These rules further require that commissions paid to the affiliate by the Fund for exchange transactions not exceed "usual and customary" brokerage
commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The Trustees, including those who are not "interested persons" of the Fund, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.

Securities of "Regular Broker-Dealers." The Funds are required to identify any securities of its "regular brokers and dealers" (as such term is defined in the 1940 Act) which the Funds may hold at the close of their most recent fiscal year. "Regular brokers or dealers" of the
Trust are the ten brokers or dealers that, during the most recent fiscal year,
(i) received the greatest dollar amounts of brokerage commissions from the
Trust´s portfolio transactions, (ii) engaged as principal in the largest dollar amounts of portfolio transactions of the Trust, or (iii) sold the largest dollar amounts of the Trust´s shares. At December 31, 2001, the following Funds held the following securities of the Trust´s "regular brokers or dealers":

Fund

       Type
of Security

Regular Brokers or Dealers

Fuji Securities, Inc.

Lehman Brothers, Inc.

Titan 500

Repurchase Agreement

$ 3,677,756

$ 3,294,961

Tempest 500

Repurchase Agreement

$ 7,400,951

$ 6,630,631

Velocity 100

Repurchase Agreement

$ 1,284,081

$ 1,150,429

Venture 100

Repurchase Agreement

$ 6,509,428

$ 5,831,901

Fund

Type of Security

Regular Brokers or Dealers

Salomon Smith Barney, Inc.

PaineWebber, Inc.

Titan 500

Repurchase Agreement

$ 6,436,074

$ 7,355,513

Tempest 500

Repurchase Agreement

$ 12,951,665

$ 14,801,903

Velocity 100

Repurchase Agreement

$ 2,247,141

$ 2,568,162

Venture 100

Repurchase Agreement

$ 11,391,499

$ 13,018,857

Fund

Type of Security

Regular Brokers or Dealers

Lehman Brothers, Inc.

Titan 500

Common Stock

$ 117,768

MANAGEMENT OF THE TRUST

Board Responsibilities. The management and affairs of the Trust and the
Rydex Family of Funds are supervised by the Trustees under the laws of the State of Delaware. Each Trustee is responsible for the 8 Funds in the Trust as well as other funds in the Rydex Family of Funds that are described in a separate prospectus and SAI. In total the Rydex Family of Funds is comprised of 80 Funds, each of which is overseen by the Trustees. The Trustees have approved contracts, as described below, under which certain companies provide essential management services to the Trust.

Members of the Board. Set forth below are the names, ages, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees of the Trust.
Unless otherwise noted, the business address of each Trustee is 9601 Blackwell
Road, Suite 500, Rockville, Maryland 20850.


Trustees

*/Albert P. Viragh, Jr. (60)

Chairman of the Board of Trustees and President of Rydex
      Series Funds, a registered mutual fund, 1993 to present; Chairman of the
      Board of Trustees and President of Rydex Variable Trust, a registered mutual fund, 1998 to present; Chairman of the Board of Trustees and
      President of Rydex Dynamic Funds, a registered mutual fund, 1999 to present; Chairman of the Board of Directors, President, and Treasurer of
      PADCO Advisors, Inc., investment advisor, 1993 to present; Chairman of the
      Board of Directors, President, and Treasurer of Rydex Fund Services, Inc.,
      shareholder and transfer agent servicer, 1993 to present; Chairman of the
      Board of Directors, President, and Treasurer of PADCO Advisors II,
      Inc., investment advisor, 1998 to present; Chairman of the Board of
      Directors, President, and Treasurer of Rydex Distributors, Inc., a
      registered broker-dealer firm, 1996 to present; Vice President of Rushmore
      Investment Advisors Ltd., a registered investment advisor, 1985 to 1993.

Corey A. Colehour (56)

Trustee of Rydex Series Funds, 1993 to present; Trustee of
      Rydex Variable Trust, 1998 to present; Trustee of Rydex Dynamic Funds,
      1999 to present; Senior Vice President of Marketing of Schield Management
      Company, a registered investment advisor, 1985 to present.

J. Kenneth Dalton (61)

Trustee of Rydex Series Funds, 1995 to present; Trustee of
      Rydex Variable Trust, 1998 to present; Trustee of Rydex Dynamic Funds,
      1999 to present; Mortgage Banking Consultant and Investor, The Dalton
      Group, a real estate company, 1995 to present; President, CRAM Mortgage
      Group, Inc., 1966 to 1995.

John O. Demaret (62)

Trustee of Rydex Series Funds, 1997 to present; Trustee of
      Rydex Variable Trust, 1998 to present; Trustee of Rydex Dynamic Funds,
      1999 to present; Founder and Chief Executive Officer, Health Cost Controls
      America, Chicago, Illinois, 1987 to 1996; sole practitioner, Chicago,
      Illinois, 1984 to 1987; General Counsel for the Chicago Transit Authority,
      1981 to 1984; Senior Partner, O´Halloran, LaVarre & Demaret,
      Northbrook, Illinois, 1978 to 1981.

Patrick T. McCarville (59)

Trustee of Rydex Series Funds, 1997 to present; Trustee of
      Rydex Variable Trust, 1998 to present; Trustee of Rydex Dynamic Funds,
      1999 to present; Founder and Chief Executive Officer, Par Industries,
      Inc., Northbrook, Illinois, 1977 to present; President and Chief Executive
      Officer, American Health Resources, Northbrook, Illinois, 1984 to 1986.

Roger Somers (57)

       Trustee of Rydex Series Funds, 1993 to present; Trustee of
      Rydex Variable Trust, 1998 to present; Trustee of Rydex Dynamic Funds,
1999 to present; President, Arrow Limousine, 1963 to present.

*/ This trustee is deemed to be an "interested person"
of the Trust, within the meaning os Section 2(a)(19) of the 1940 Act, inasmuch as this person is affiliated with the Advisor, as described herein.


Board Standing Committees. The Board has established the following standing committee:

  Audit Committee. The Board has a standing Audit Committee that is composed of each of the independent Trustees of the Trust. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: recommending which firm to engage as the Trust´s independent auditor and whether to terminate this relationship; reviewing the independent auditors´ compensation, the proposed scope and terms of its engagement, and the firm´s independence; serving as a channel of communication between the independent auditor and the Trustees;
  reviewing the results of each external audit, including any qualifications in the independent auditors´ opinion, any related management letter, management´s responses to recommendations made by the independent auditors in connection with the audit, reports submitted to the Committee by the internal auditing department of the Trust´s Servicer that are material to the Trust as a whole, if any, and management´s responses to any such reports; reviewing the Trust´s audited financial statements and considering any significant disputes between the Trust´s management and the independent auditor that arose in connection with the preparation of those financial statements;
  considering, in consultation with the independent auditors and the Trust´s senior internal accounting executive, if any, the independent auditors´
  report on the adequacy of the Trust´s internal financial controls; reviewing, in consultation with the Trust´s independent auditors, major changes regarding auditing and accounting principles and practices to be followed when preparing the Trust´s financial statements; and other audit related matters.
  Messrs. Colehour, Dalton, Demaret, McCarville, and Somers currently serve as members of the Audit Committee. The Audit Committee meets periodically, as necessary, and met 4 times in the most recently completed fiscal year.

Fund Shares Owned by Board Members. The following table shows the dollar amount range of each Trustee´s "beneficial ownership" of shares of each Fund and all Rydex Funds as of the end of the most recently completed calendar year. Shares of the Master Funds are not available for purchase by individuals. Dollar amount ranges disclosed are established by the SEC.
"Beneficial ownership" is determined in accordance with Rule
16a-1(a)(2) under the Securities Exchange Act of 1934 ("1934 Act").
The Trustees and officers of the Trust own less than 1% of the outstanding shares of the Trust.

Name

       Dollar Range of Fund Shares
      (Rydex Dynamic Funds only)

       Aggregate Dollar Range of Shares in All Rydex Funds
Overseen by Trustee

Viragh

       over $100,000 - Venture 100 Fund
over $100,000 - Tempest 500 Fund

over $100,000

Colehour

$0

$0

Dalton

$0

$0

Demaret

$0

over $100,000

McCarville

$0

$50,001-$100,000

Somers

$50,001-$100,000 -Velocity 100 Fund

over $100,000

* Valuation date is December 31, 2001.

Board Compensation. The aggregate compensation paid by the Trust to each of its Trustees serving during the fiscal year ended December 31, 2001, is set forth in the table below:

Name of Person, Position

Aggregate Compensation From Trust

       Pension or Retirement Benefits Accrued as Part of
Trust's Expenses

Estimated Annual Benefits Upon Retirement

       Total Compensation from Fund Complex For Service on
Three Boards**

Albert P. Viragh, Jr.*, Chairman and President

$0

$0

$0

$0

Corey A. Colehour, Trustee

$6,000

$0

$0

$44,000

       J. Kenneth Dalton,Trustee

$6,000

$0

$0

$44,000

       Roger Somers,
      Trustee

$6,000

$0

$0

$44,000

       John O. Demaret,Trustee

$6,000

$0

$0

$44,000

       Patrick T. McCarville,Trustee

$6,000

$0

$0

$44,000

* Denotes an "interested person" of the Trust.

** Each member of the Board of Trustees also serves as a Trustee to Rydex
Variable Trust and to Rydex Dynamic Funds.

Trust Officers. Set forth below are the names, ages, position with the
Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Executive Officers of the
Trust. Unless otherwise noted, the business address of each Officer is 9601
Blackwell Road, Suite 500, Rockville, Maryland 20850. None of the Officers
receive compensation from the Trust for their services.


Robert M. Steele (43)

Secretary and Vice President of Rydex Series Funds, 1994
      to present; Secretary and Vice President of Rydex Variable Trust, 1998 to
      present; Secretary and Vice President of Rydex Dynamic Funds, 1999 to
      present; Executive Vice President of PADCO Advisors, Inc., investment advisor, 2000 to present; Executive Vice President of PADCO Advisors II,
      Inc., investment advisor, 2000 to present; Vice President of Rydex
      Distributors, Inc., 1996 to present; Vice President of The Boston Company,
      Inc., an institutional money management firm, 1987 to 1994.

Carl G. Verboncoeur (49)

Vice President and Treasurer of Rydex Series Funds, 1997
      to present; Vice President and Treasurer of Rydex Variable Trust, 1998 to
      present; Vice President and Treasurer of Rydex Dynamic Funds, 1999 to
      present; Executive Vice President of Rydex Fund Services, Inc., 2000 to
      present; Vice President of Rydex Distributors, Inc., 1997 to present;
      Senior Vice President, Crestar Bank, 1995 to 1997; Senior Vice President,
      Crestar Asset Management Company, a registered investment advisor, 1993 to
      1995; Vice President of Perpetual Savings Bank, 1987 to 1993.

Michael P. Byrum (31)

Vice President of Rydex Series Funds, 1997 to present;
      Vice President of the Rydex Variable Trust, 1998 to present; Vice
      President of Rydex Dynamic Funds, 1999 to present; Executive Vice
      President and Senior Portfolio Manager of PADCO Advisors, Inc., investment advisor, 1993 to present; Executive Vice President and Senior Portfolio
      Manager of PADCO Advisors II, Inc., investment advisor, 1996 to present;
      Secretary of Rydex Distributors, Inc., 1996 to present; Investment
      Representative, Money Management Associates, a registered investment advisor, 1992 to 1993.

Joanna M. Haigney (35)

Assistant Secretary of Rydex Series Funds, 2000 to
      present; Assistant Secretary of the Rydex Variable Trust, 2000 to present;
      Vice President of Compliance of Rydex Fund Services, Inc., 2000 to
      present; Assistant Secretary of the Rydex Dynamic Funds, 2000 to present;
      Vice President Fund Administration, Chase Global Funds Services Co., a
      division of Chase Manhattan Bank NA, 1994 to 1999.

Advisor

PADCO Advisors, Inc., 9601 Blackwell Road, Suite 500, Rockville, MD 20850,
provides portfolio management to each Fund pursuant to an advisory contract with the Trust. The Advisor was incorporated in the State of Maryland on February 5,
1993 and does business under the name Rydex Global Advisors (the
"Advisor"). Albert P. Viragh, Jr., the Chairman of the Board of
Trustees and President of the Advisor, owns a controlling interest in the
Advisor.

The Advisor manages the investment and the reinvestment of the assets of each of the Funds, in accordance with the investment objectives, policies, and limitations of the Fund, subject to the general supervision and control of the
Trustees and the officers of the Trust. The Advisor bears all costs associated with providing these advisory services and the expenses of the Trustees of the
Trust who are affiliated with or interested persons of the Advisor. The Advisor, from its own resources, including profits from advisory fees received from the
Funds, provided such fees are legitimate and not excessive, may make payments to broker-dealers and other financial institutions for their expenses in connection with the distribution of Fund shares, and otherwise currently pay all distribution costs for Fund shares.

Under an investment advisory agreement the Advisor serves as the investment adviser for each series of the Trust and provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to direction and control by the Trustees and the officers of the Trust. As of December 31, 2001, assets under management of the Advisor were approximately $5.1 billion. Pursuant to the advisory agreement with the Advisor, the Funds pay the Advisor the following fees at an annual rate, which is calculated daily and paid monthly, at an annual rate of 0.90% of the average daily net assets of each Master Fund. The
Advisor may, from time to time reimburse certain expenses of the Funds in order to limit the Funds´ operating expenses as described in the Prospectuses.


For the fiscal years ended December 31, 2001 and 2000 the Advisor received the following investment advisory fees:

Fund

Advisory Fees Paid

2001

2000

Titan 500

$890,162

$282,832

Tempest 500

$685,484

$110,048

Velocity 100

$1,480,345

$453,458

Venture 100

$657,577

$160,418

Board Considerations in Approving the Advisory Agreement. The
investment advisory agreement must be specifically approved at least annually
(i) by the vote of the Trustees or by a vote of the shareholders of the Fund and
(ii) by the vote of a majority of the Trustees who are not parties to the investment advisory agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board of Trustees calls and holds a meeting to decide whether to renew the investment advisory agreement for the upcoming year. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Advisor. The Trustees use this information, as well as information that other Fund service providers may submit to the Board, to help them decide whether to renew the investment advisory agreement for another year.

Before this year´s meeting, the Board requested and received written materials from the Advisor about: (a) the quality of the Advisor´s investment management and other services; (b) the Advisor´s investment management personnel; (c) the Advisor´s operations and financial condition; (d) the
Advisor´s brokerage practices (including any soft dollar arrangements) and investment strategies; (e) the level of the advisory fees that the Advisor charges each Fund compared with the fees it charges to comparable mutual funds or accounts(if any); (f) each Fund´s overall fees and operating expenses compared with similar mutual funds; (g) the level of the Advisor´s profitability from its Fund-related operations; (h) the Advisor´s compliance systems; (i) the Advisor´s policies on and compliance procedures for personal securities transactions; (j) the Advisor´ reputation, expertise and resources in domestic financial markets; and (k) each Fund´s performance compared with similar mutual funds.

At the meeting, representatives from the Advisor presented additional oral and written information to the Board to help the Board evaluate the Advisor´s fee and other aspects of the investment advisory agreement. Other Fund service providers also provided the Board with additional information at the meeting.
The Trustees then discussed the written materials that the Board received before the meeting and the Advisor´s oral presentation and any other information that the Board received at the meeting, and deliberated on the renewal of the investment advisory agreement in light of this information. In its deliberations, the Board did not identify any single piece of information that was all-important or controlling.

Based on the Board´s deliberations and its evaluation of the information described above, the Board, including all of the independent Trustees, unanimously: (a) concluded that terms of the investment advisory agreement are fair and reasonable; (b) concluded that the Advisor´s fees are reasonable in light of the services that the Advisor provides to the Fund; and (c) agreed to renew the investment advisory agreement for another year.


The Administrative Service Agreement and Accounting Service Agreement

General administrative, shareholder, dividend disbursement, transfer agent, and registrar services are provided to the Trust and the Funds by Rydex Fund
Services, Inc. (the "Servicer"), 9601 Blackwell Road, Suite 500,
Rockville, Maryland 20850, subject to the general supervision and control of the Trustees and the officers of the Trust, pursuant to a service agreement between the Trust and the Servicer. The Servicer is wholly-owned by
Albert P. Viragh, Jr., who is the Chairman of the Board and the
President of the Trust and the sole controlling person and majority owner of the
Advisor.

Under the service agreement, the Servicer provides the Trust and each Fund with all required general administrative services, including, without limitation, office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting, and secretarial services; the determination of net asset values; and the preparation and filing of all reports, registration statements, proxy statements, and all other materials required to be filed or furnished by the Trust and each Fund under federal and state securities laws. The Servicer also maintains the shareholder account records for each Fund, disburses dividends and distributions payable by each
Fund, and produces statements with respect to account activity for each Fund and each Fund´s shareholders. The Servicer pays all fees and expenses that are directly related to the services provided by the Servicer to each Fund; each
Fund reimburses the Servicer for all fees and expenses incurred by the Servicer which are not directly related to the services the Servicer provides to the Fund under the service agreement. In consideration for its services, the Servicer is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.25% of the average daily net assets of each Fund.


Pursuant to an Accounting Services Agreement, the Servicer serves as
Accounting Services Agent and performs certain record keeping and accounting functions for a fee calculated at an annual percentage rate of one-tenth of one percent (0.10%) on the first $250 million of the average daily net assets, three-fortieths of one percent (0.075%) on the next $250 million of the average daily net assets, one- twentieth of one percent (0.05%) on the next $250 million of the average daily net assets, and one- thirty third of one percent (0.03%) on the average daily net assets over $750 million of the Funds. Certain officers and trustees of the Trust are also officers and directors of the Servicer.

For the fiscal years ended December 31, 2001 and 2000 the Funds paid the
Servicer the following service fees:

Fund

Administrative Service Fees Paid

2001

2000

Titan 500

$246,937

$78,565

Tempest 500

$190,201

$30,569

Velocity 100

$411,079

$125,961

Venture 100

$182,598

$44,561

Pursuant to an Accounting Service Agreement the Servicer serves as Accounting
Services Agent and performs certain record keeping and accounting functions. The
Servicer received the following fees for the fiscal years ended December 31,
2001 and 2000:

Fund

Accounting Services Fees Paid

2001

2000

Titan 500

$72,258

$21,812

Tempest 500

$67,128

$11,874

Velocity 100

$107,939

$28,796

Venture 100

$63,833

$15,622


Distribution

Pursuant to the Distribution Agreement adopted by the Trust, Rydex
Distributors, Inc. (the "Distributor"), 9601 Blackwell Road, Suite
500, Rockville, Maryland 20850, acts as distributor for the shares of the Trust under the general supervision and control of the Trustees and the officers of the Trust. The Distribution Agreement grants the Distributor the exclusive right to distribute the shares of the Trust. In addition, the Distribution Agreement permits the Distributor to receive as compensation any front-end sales load or contingent deferred sales charge collected by the Funds or other asset-based sales charges collected pursuant to any distribution or shareholder services plans adopted by the Funds on behalf of the various classes of shares. Each of the Funds´ current distribution and shareholder services plans, as well as a description of the services performed under each, are described below.

C Class Distribution and Shareholder Servicing Plan - Each Fund has
adopted a Distribution and Shareholder Services Plan for C Class Shares (the
"C Class Plan"). Under the C Class Plan, the Distributor, or
designated Service Providers, may receive up to 1.00% of each Fund´s assets attributable to C Class Shares as compensation for distribution and shareholder services pursuant to Rule 12b-1 of the 1940 Act. The C Class Plan allows for payment of up to .75% of each Fund´s assets attributable to C Class Shares as compensation for distribution services and up to .25% of each Fund´s assets attributable to C Class Shares as compensation for shareholder services.


Following are the fees paid under the C Class Distribution and Shareholder
Servicing Plan for the fiscal period ended December 31, 2001:

Fund

       12b-1 Fees Paid
      (%)

       12b-1 Fees Paid
      ($)

Titan 500

1.00%

$50,047

Tempest 500

1.00%

$20,544

Velocity 100

1.00%

$72,156

Venture 100

1.00%

$9,923

H Class Distribution Plan - Each Fund has adopted a Distribution and
Shareholder Services Plan for their H Class Shares (the "H Class
Plan"). Under the H Class Plan, the Distributor, or designated Service
Providers, may receive up to .25% of each Fund´s assets attributable to H Class
Shares as compensation for distribution services pursuant to Rule 12b-1 of the
1940 Act.

Following are the fees paid under the H Class Distribution Plan for the fiscal period ended December 31, 2001:

Fund

       12b-1 Fees Paid
      (%)

       12b-1 Fees Paid
      ($)

Titan 500

0.25%

$234,850

Tempest 500

0.25%

$185,464

Velocity 100

0.25%

$390,034

Venture 100

0.25%

$180,222


Description of Distribution and Shareholder Services - Distribution
services may include: (i) services in connection with distribution assistance, or (ii) payments to financial institutions and other financial intermediaries, such as banks, savings and loan associations, insurance companies, investment counselors, broker-dealers, mutual fund "supermarkets" and the
Distributor´s affiliates and subsidiaries, as compensation for services or reimbursement of expenses incurred in connection with distribution assistance.
The Distributor may, at its discretion, retain a portion of such payments to compensate itself for distribution services and distribution related expenses such as the costs of preparation, printing, mailing or otherwise disseminating sales literature, advertising, and prospectuses (other than those furnished to current shareholders of the Fund), promotional and incentive programs, and such other marketing expenses that the Distributor may incur.

Shareholder services may include: (i) maintaining accounts relating to clients that invest in shares; (ii) arranging for bank wires; (iii) responding to client inquiries relating to the services performed by the Services Provider;
(iv) responding to inquiries from clients concerning their investment in shares;
(v) assisting clients in changing dividend options, account designations and addresses; (vi) providing information periodically to clients showing their position in shares; (vii) forwarding shareholder communications from the Funds such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to clients; and (viii) processing dividend payments from the
Funds on behalf of clients.

Costs and Expenses

Each Fund bears all expenses of its operations other than those assumed by the Advisor or the Servicer. Fund expenses include: the management fee; the servicing fee (including administrative, transfer agent, and shareholder servicing fees); custodian and accounting fees and expenses; legal and auditing fees; securities valuation expenses; fidelity bonds and other insurance premiums; expenses of preparing and printing prospectuses, confirmations, proxy statements, and shareholder reports and notices; registration fees and expenses;
proxy and annual meeting expenses, if any; all federal, state, and local taxes
(including, without limitation, stamp, excise, income, and franchise taxes);
organizational costs; non-interested Trustees´ fees and expenses; the costs and expenses of redeeming shares of the Fund; fees and expenses paid to any securities pricing organization; dues and expenses associated with membership in any mutual fund organization; and costs for incoming telephone WATTS lines. In addition, each of the Funds pays an equal portion of the Trustee fees and expenses for attendance at Trustee meetings for the Trustees of the Trust who are not affiliated with or interested persons of the Advisor.

PRINCIPAL HOLDERS OF SECURITIES


As of April 2, 2002, the following persons were the only persons who were record owners or, to the knowledge of the Trust, beneficial owners of 5% or more of the shares of the Funds.

Name and Address

# of Shares

Percent

Titan 500 Fund - H Class

       Schwab Inc.
      Attn: Mutual Funds Team E
      101 Montgomery Street
      San Francisco, CA 94104-4122

1,833,496.97

16.42

       Schwab Capital Trust DTD 12/30/97
      101 Montgomery Street
      Attn: Allan Yam
      San Francisco, CA 94104

1,228,695.91

11.01

       National Financial Svcs. Corp.
      200 Liberty Street
      New York, NY 10281

1,028,563.54

9.21

       State Street Bank - Custodian
      One Heritage Drive Joseph Palmer Building 5-N
      North Quincy, MA 02171

681,144.92

6.1

       Alps International Fund 1 Ltd.
      Custom House Administration & Corp.
      25 Eden Quay
      Dublin, Ireland, 00000

655,188.03

       5.87

Tempest 500 Fund -H Class

       Schwab Inc.
      Attn: Mutual Funds Team E
      101 Montgomery Street
      San Francisco, CA 94104-4122

535,591.71

21.78

       National Financial Serv. Corp.
      200 Liberty Street
      New York, NY 10281

334,896.87

13.62

Velocity 100 Fund - H Class

       Schwab Inc.
      Attn: Mutual Funds Team E
      101 Montgomery Street
      San Francisco, CA 94104-4122

1,174,496.74

13.88

       National Financial Serv. Corp.
      200 Liberty Street
      New York, NY 10281

1,162,067.75

13.74

       National Investor Serv. Corp. 55 Water Street
      32nd Floor
      New York, NY 10041-3299

559,513.98

6.61

Venture 100 Fund - H Class

       National Financial Serv. Corp.
      200 Liberty Street
      New York, NY 10281

601,549.62

21.13

       Schwab Inc.
      Attn: Mutual Funds Team E
      101 Montgomery Street
      San Francisco, CA 94104-4122

567,397.08

19.93

       National Investor Serv. Corp. 55 Water Street
      32nd Floor
      New York, NY 10041-3299

143,787.90

5.05

Velocity 100 Fund - C Class

       Karl E. Hill MD PC Pension Plan
      108 West Eastern
      L´Anse, MI 49946

33,776.61

7.38

Venture 100 Fund - C Class

       Canadian Imperial Holdings Inc.
      New York, NY 10017

23,826.87

23.53

       Institutional Fundvest L.P.
      Richmond, TX 77469

15,283.96

15.10


DETERMINATION OF NET ASSET VALUE

The net asset value of a Fund serves as the basis for the purchase and redemption price of that Fund´s shares. The net asset value per share of a Fund is calculated by dividing the market value of the Fund´s securities plus the value of its other assets, less all liabilities, by the number of outstanding shares of the Fund. If market quotations are not readily available, a security will be valued at fair value by the Advisor using methods established or ratified by the Board of Trustees.

Options on securities and indices purchased by a Fund generally are valued at their last bid price in the case of exchange-traded options or, in the case of options traded in the over-the-counter ("OTC") market, the average of the last bid price as obtained from two or more dealers unless there is only one dealer, in which case that dealer´s price is used. Futures contracts generally are valued based upon the unrealized gain or loss on the contract determined with reference to the first price reported by established futures exchanges after the close of a Fund pricing cycle, or alternatively, with reference to the average price at which futures are bought and sold by a Fund. Options on futures contracts generally are valued with reference to the underlying futures contract. If the market makes a limit move with respect to a particular commodity, the commodity will be valued at fair value by the Advisor using methods established or ratified by the Board of Trustees.

On days when the CBOT is closed during its usual business hours, but the shares of a Fund have been purchased, redeemed, and/or exchanged, the portfolio securities held by a Fund which are traded on the CBOT are valued at the earlier of (i) the time of the execution of the last trade of the day for a Fund in those CBOT-traded portfolio securities and (ii) the time of the close of the
CBOT Evening Session. On days when the CBOT is closed during its usual business hours and there is no need for a Fund to execute trades on the CBOT, the value of the CBOT-traded portfolio securities held by a Fund will be the mean of the bid and asked prices for those CBOT-traded portfolio securities at the open of the CBOT Evening Session.

OTC securities held by a Fund shall be valued at the last sales price or, if no sales price is reported, the mean of the last bid and asked price is used.
The portfolio securities of a Fund that are listed on national exchanges are taken at the last sales price of such securities on such exchange; if no sales price is reported, the mean of the last bid and asked price is used. For valuation purposes, all assets and liabilities initially expressed in foreign currency values will be converted into U.S. dollar values at the mean between the bid and the offered quotations of such currencies against U.S. dollars as last quoted by any recognized dealer. If such quotations are not available, the rate of exchange will be determined in good faith by the Advisor based on guidelines adopted by the Trustees. Dividend income and other distributions are recorded on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed after the ex-dividend date.

Illiquid securities, securities for which reliable quotations or pricing services are not readily available, and all other assets will be valued at their respective fair value as determined in good faith by, or under procedures established by, the Trustees, which procedures may include the delegation of certain responsibilities regarding valuation to the Advisor or the officers of the Trust. The officers of the Trust report, as necessary, to the Trustees regarding portfolio valuation determination. The Trustees, from time to time, will review these methods of valuation and will recommend changes, which may be necessary to assure that the investments of the Funds are valued at fair value.

PERFORMANCE INFORMATION

From time to time, each of the Funds may include the Fund´s total return in advertisements or reports to shareholders or prospective shareholders.
Quotations of average annual total return for a Fund will be expressed in terms of the average annual compounded rate of return on a hypothetical investment in the Fund over a period of at least one, five, and ten years (up to the life of the Fund) (the ending date of the period will be stated). Total return of a Fund is calculated from two factors: the amount of dividends earned by each Fund share and by the increase or decrease in value of the Fund´s share price. See
"Calculation of Return Quotations."

Performance information for each of the Funds contained in reports to shareholders or prospective shareholders, advertisements, and other promotional literature may be compared to the record of various unmanaged indices.
Performance information for the Funds may be compared to various unmanaged indices, including, but not limited to, the S&P 500 Index®
or the Dow Jones Industrial Average, the Nasdaq 100 Index®,
and the Nasdaq Composite Index®.

Such unmanaged indices may assume the reinvestment of dividends, but generally do not reflect deductions for operating costs and expenses. In addition, a Fund´s total return may be compared to the performance of broad groups of comparable mutual funds with similar investment goals, as such performance is tracked and published by such independent organizations as Lipper
Analytical Services, Inc. ("Lipper"), and CDA Investment Technologies,
Inc., among others. When Lipper´s tracking results are used, the Fund will be compared to Lipper´s appropriate fund category, that is, by fund objective and portfolio holdings. Performance figures are based on historical results and are not intended to indicate future performance.

In addition, rankings, ratings, and comparisons of investment performance and/or assessments of the quality of shareholder service appear in numerous financial publications such as Money, Forbes, Kiplinger´s Magazine, Personal
Investor, Morningstar, Inc., and similar sources.

CALCULATION OF RETURN QUOTATIONS

For purposes of quoting and comparing the performance of a Fund to that of other mutual funds and to other relevant market indices in advertisements or in reports to shareholders, performance for the Fund may be stated in terms of total return. Under the rules of the Securities and Exchange Commission
("SEC Rules"), Funds advertising performance must include total return quotes calculated according to the following formula:

P(1+T)n= ERV

Where: P = a hypothetical initial payment of $1,000;

T = average annual total return;

n = number of years (1, 5, or 10); and

ERV = ending redeemable value of a hypothetical $1,000 payment, made at the beginning of the 1, 5, or 10 year periods, at the end of the 1, 5, or 10 year periods (or fractional portion thereof).

Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication, and will cover 1, 5, and
10 year periods or a shorter period dating from the effectiveness of the
Registration Statement of the Trust. In calculating the ending redeemable value, all dividends and distributions by a Fund are assumed to have been reinvested at net asset value as described in the Trust´s Prospectuses on the reinvestment dates during the period. Total return, or "T" in the formula above, is computed by finding the average annual compounded rates of return over the 1, 5, and 10 year periods (or fractional portion thereof) that would equate the initial amount invested to the ending redeemable value.

From the respective commencement of operations of the Funds ended December
31, 2001, the average annual compounded rate of return of the respective Funds, assuming the reinvestment of all dividends and distributions, was as follows:


       Fund
      (Inception Dates)

Class

Average Annual Total Return Fiscal Year End

       Aggregate Total Return Since
Inception

One Year

Since Inception

Titan 500 (5/19/00)

H

(33.93)%

(32.51)%

(47.09)%

Tempest 500 (5/19/00)

20.81%

21.80%

37.62%

Velocity 100 (5/24/00)

(69.38)%

(72.18)%

(87.18)%

Venture 100 (5/23/00)

(5.00)%

(0.79)%

(1.27)%

Titan 500 (11/27/00)

C

(34.60)%

(36.10)%

(38.71)%

Tempest 500* (3/7/01)

N/A

11.41%

11.41%

Velocity 100 (11/20/00)

(69.90)%

(76.83)%

(80.34)%

Venture 100** (3/8/01)

N/A

(15.53)%

(15.53)%

*C Class Shares of the Tempest 500 commenced operations on
March 7, 2001. Therefore it does not have a performance history for a full calendar year.

** C Class Shares of the Venture 100 Funds commenced
operations on March 8, 2001. Therefore it does not have a performance history for a full calendar year.


PURCHASE AND REDEMPTION OF SHARES

Minimum Investment Requirements

Shareholders will be informed of any increase in the minimum investment requirements by a new prospectus or a prospectus supplement, in which the new minimum is disclosed. Any request for a redemption (including pursuant to check writing privileges) by an investor whose account balance is (a) below the currently applicable minimum investment, or (b) would be below that minimum as a result of the redemption, will be treated as a request by the investor of a complete redemption of that account. In addition, the Trust may redeem an account whose balance (due in whole or in part to redemptions since the time of last purchase) has fallen below the minimum investment amount applicable at the time of the shareholder´s most recent purchase of Fund shares (unless the shareholder brings his or her account value up to the currently applicable minimum investment).

Tax Consequences

Note that in the case of a redemption of tax-qualified retirement plans, a withdrawal of amounts from such a plan may have adverse tax consequences. A shareholder contemplating such a withdrawal should consult his or her own tax advisor. Other shareholders should consider the tax consequences of any redemption.

Suspension of the Right of Redemption

The Funds may suspend the right of redemption or the date of payment: (i) for any period during which the NYSE is closed (other than customary weekend or holiday closings), or trading is restricted; (ii) for any period during which an emergency exists so that sales of a Fund´s investments or the determination of its NAV is not reasonably practicable; or (iii) for such other periods as the
SEC may permit for the protection of a Fund´s investors. In cases where Nasdaq, the CME or Chicago Board Options Exchange, or any foreign market where the
Funds´ securities trade is closed or trading is restricted, a Fund may ask the
SEC to permit the right of redemption to be suspended. On any day that any of the securities exchanges on which the Funds´ securities trade close early (such as on days in advance of holidays generally observed by participants in these markets), or as permitted by the SEC, the right is reserved to advance the time on that day by which purchase and redemption orders must be received.

Holidays

The NYSE, the Federal Reserve Bank of New York, the Nasdaq, the CME, the
CBOT, and other U.S. exchanges are closed on weekends and on the following holidays: (i) New Year´s Day, Martin Luther King Jr. Day, Presidents´ Day,
Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day (the CBOT
and CME will have abbreviated trading schedules), Thanksgiving Day, and
Christmas Day; and (ii) the preceding Friday if any of these holidays falls on a
Saturday, or the subsequent Monday if any of these holidays falls on a Sunday.
Although the Trust expects the same holiday schedules to be observed in the future, each of the aforementioned exchanges may modify its holiday schedule at any time.

Redemptions In-Kind

The Trust intends to pay your redemption proceeds in cash. However, under unusual conditions that make the payment in cash unwise (and for the protection of the remaining shareholders of the Fund) the Trust reserves the right to pay all, or part, of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in-kind). The Trust has elected to be governed by Rule 18f-1 of the 1940 Act under which the Trust is obligated to redeem shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of a Fund´s net asset value during any 90-day period.
Although it is highly unlikely that your shares would ever actually be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you.

DIVIDENDS, DISTRIBUTIONS, AND
TAXES

Dividends and Distributions

Dividends from net investment income and any distributions of net realized capital gains from each of the Funds will be distributed as described in the
Trust´s Prospectuses under "Dividends and Distributions." Normally, all such distributions of a Fund will automatically be reinvested without charge in additional shares of the same Fund.

Federal Tax Treatment of Dividends and Distributions

The following is only a summary of certain additional federal income tax considerations generally affecting the Funds and their shareholders that are not described in the Funds´ Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Funds or their shareholders, and the discussion here and in the Funds´ Prospectus is not intended as a substitute for careful tax planning.

The following general discussion of certain federal income tax consequences is based on the Internal Revenue Code of 1986, as amended (the "Code")
and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

Shareholders are urged to consult their own tax advisors regarding the application of the provisions of tax law described in this Statement of
Additional Information in light of the particular tax situations of the shareholders and regarding specific questions as to federal, state, or local taxes.

Regulated Investment Company ("RIC") Status

Each of the Funds intends to seek to qualify for, and elect to be treated as a RIC under Subchapter M of the Code. Accordingly, each Fund must, among other requirements, (a) derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, and certain other related income, including, generally, certain gains from options, futures and forward contracts derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holding so that, at the end of each fiscal quarter of its taxable year, (i) at least 50% of the market value of the Fund´s total assets is represented by cash and cash items,
US Government securities, securities of other RICs, and other securities, with such other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of the Fund´s total assets or 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities (other than US
Government securities or securities of other RICs) of any one issuer or two or more issuers that a Fund controls and which are engaged in the same, or similar, or related trades or businesses. For purposes of the 90% gross income requirement above, foreign currency gains that are not directly related to a
Fund´s principal business of investing in stock or securities (or options or futures with respect to stock or securities) may be excluded from income that qualifies under the 90% requirement.

In addition, each Fund must distribute at least 90% of its investment company taxable income (generally includes dividends, taxable interest, and the excess of net short-term capital gains over net long-term capital losses less operating expenses, but determined without any deduction for dividends paid to shareholders) and at least 90% of its net tax-exempt interest income, if any, for each tax year to its shareholders. If a Fund meets all of the RIC requirements, it will not be subject to federal income tax on any of its net investment income or capital gains that it distributes to shareholders. The
Board reserves the right not to maintain the qualification of a Fund as a RIC if it determines such course of action to be beneficial to shareholders.

Although each Fund intends to distribute substantially all of its net investment income and may distribute its capital gains for any taxable year, each Fund will be subject to federal income taxation to the extent any such income or gains are not distributed. In addition, as described below, a federal excise tax may be imposed in the event a Fund fails to meet certain distribution thresholds.

As a RIC, a Fund would not be subject to federal income taxes on the net investment income and capital gains that the Fund distributes to the Fund´s shareholders. The distribution of net investment income and capital gains will be taxable to Fund shareholders regardless of whether the shareholder elects to receive these distributions in cash or in additional shares. Distributions reported to Fund shareholders as long-term capital gains shall be taxable as such, regardless of how long the shareholder has owned the shares. Fund shareholders will be notified annually by the Fund as to the federal tax status of all distributions made by the Fund. Distributions may be subject to state and local taxes.

In the event of a failure by a Fund to qualify as a RIC for any taxable year, all of its taxable income will be subject to tax at regular corporate income tax rates without any deductions for distributions to shareholders. In addition, the
Fund´s distributions, to the extent such distributions are derived from the
Fund´s current or accumulated earnings and profits, would constitute dividends that would be taxable to the shareholders as ordinary income. In general, subject to certain limitations, such dividends would be eligible for the dividends received deduction for corporate shareholders.

A Fund may invest in complex securities such as equity options, index options, repurchase agreements, and futures contracts. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or capital gain, accelerate the recognition of income to a Fund and/or defer a
Fund´s ability to recognize losses. In turn, those rules may affect the amount, timing or character of the income distributed to you by a Fund. A Fund may be subject to foreign withholding taxes on income it may earn from investing in foreign securities, which may reduce the return on such investments. It is not expected that any of the Funds will be able to pass through to you your pro-rata share of any foreign taxes paid by a Fund.

A Fund has available to it a number of elections under the Code concerning the treatment of certain complex securities for tax purposes. A Fund will utilize the tax treatment that, in the Fund´s judgment, will be most favorable to a majority of investors in the Fund. Taxation of these transactions will vary according to the elections made by the Fund. These tax considerations may have an impact on investment decisions made by the Fund.

A Fund´s transactions in options, under some circumstances, could preclude the Fund´s qualifying for the special tax treatment available to investment companies meeting the requirements of Subchapter M of the Code. However, it is the intention of each Fund´s portfolio management to limit gains from such investments to less than 10% of the gross income of the Fund during any fiscal year in order to maintain this qualification.

Fund Distributions

Distributions of investment company taxable income will be taxable to shareholders as ordinary income, regardless of whether such distributions are paid in cash or are reinvested in additional Shares, to the extent of a Fund´s earnings and profits. Each Fund anticipates that it will distribute substantially all of its investment company taxable income for each taxable year.

Each Fund may either retain or distribute to shareholders its excess of net long-term capital gains over net short-term capital losses (net capital gains).
If such gains are distributed as a capital gains distribution, they are taxable to shareholders at rates applicable to long-term capital gains regardless of how long the shares were held. If any such gains are retained, a Fund will pay federal income tax thereon, and, if such Fund makes an election, the shareholders will include such undistributed gains in their income, will increase their basis in Fund shares by the difference between the amount of such includable gains and the tax deemed paid by such shareholder and will be able to claim their share of the tax paid by the Fund as a refundable credit.

If a Fund´s distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable but will reduce each shareholder´s cost basis in a Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold, or exchanged.

Ordinarily, investors should include all dividends as income in the year of payment. However, dividends declared payable to shareholders of record in
October, November, or December of one year, but paid in January of the following year, will be deemed for tax purposes to have been received by the shareholder and paid by a Fund in the year in which the dividends were declared.

Investors should be careful to consider the tax implications of purchasing a
Fund´s shares just prior to the ex-dividend date of any ordinary income dividend or capital gains distributions. Those investors will be taxable on the entire amount of the dividend or distribution received, even though some or all of the amount distributed may have been realized by a Fund prior to the investor´s purchase.

Each Fund will provide an annual statement to shareholders describing the federal tax status of distributions paid (or deemed to be paid) by the Fund during the year, including the amount of dividends eligible for the corporate dividends-received deduction.

Sale, Exchange, or Redemption of Fund Shares

The sale, exchange or redemption of a Fund share is generally a taxable event for the shareholder. Generally, if you hold your shares as a capital asset, gain or loss on the sale, exchange or redemption of a Fund share will be capital gain or loss. However, if a shareholder realizes a loss on the sale, exchange or redemption of a Fund share held for six months or less and has previously received a capital gains distribution with respect to the share (or any undistributed net capital gains of the Fund with respect to such share are included in determining the shareholder´s long-term capital gains), the shareholder must treat the loss as a long-term capital loss to the extent of the amount of the prior capital gains distribution (or any undistributed net capital gains of the Fund that have been included in determining such shareholder´s long-term capital gains). In addition, any loss realized on a sale or other disposition of Fund shares will be disallowed to the extent an investor repurchases (or enters into a contract or option to repurchase) shares within a period of 61 days (beginning 30 days before and ending 30 days after the disposition of the shares). This loss disallowance rule will apply to shares received through the reinvestment of dividends during the 61-day period.

Federal Excise Tax

If a Fund fails to distribute in a calendar year at least 98% of its ordinary income for the year and 98% of its capital gain net income (the excess of short and long term capital gains over short and long term capital losses) for the one-year period ending on October 31 of that year (and any retained amount from the prior calendar year), a Fund will be subject to a nondeductible 4% Federal excise tax on undistributed amounts not meeting the 98% threshold. Each Fund intends to make sufficient distributions to avoid triggering the tax, but can give no assurances that its distributions will be sufficient to eliminate all excise taxes.

Back-Up Withholding

Each Fund is required to withhold and remit to the U.S. Treasury 30% of
(i) reportable taxable dividends and distributions and (ii) the proceeds of any redemptions of Fund shares with respect to any shareholder who is not exempt from withholding due to a failure to furnish the Trust with a correct taxpayer identification number, a failure to report fully dividend or interest income, or failure to certify to the Trust that the shareholder has provided a correct taxpayer identification number and that the shareholder is not subject to withholding, or failure to certify that such a shareholder is a
U.S. person (including a U.S. resident alien). (An individual´s taxpayer identification number is generally the individual´s social security number.)
The 30% "back-up withholding tax" is not an additional tax and may be credited against a taxpayer´s regular federal income tax liability.

State Tax Issues

Each Fund may be subject to tax or taxes in certain states where the Fund does business. Rules of state and local taxation of dividend and capital gains distributions from regulated investment companies often differ from the rules for federal income taxation described above. Shareholders are urged to consult their tax advisor regarding state and local tax rules affecting an investment in
Fund shares.

Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment requirements that must be met by a fund. Investment in Ginnie
Mae or Fannie Mae securities, bankers acceptances, commercial paper, and repurchase agreements collateralized by U.S. government securities do not generally qualify for such tax-fee treatment. The rules on exclusion of this income are different for corporate shareholders.

OTHER INFORMATION

Voting Rights

You receive one vote for every full Fund share owned. Each Fund or class of a
Fund will vote separately on matters relating solely to that Fund or class. All shares of the Funds are freely transferable.


As a Delaware business trust, the Trust is not required to hold annual
Shareholder meetings unless otherwise required by the 1940 Act. Shareholders approval will be sought, however, for certain changes in the operation of the
Trust and for the election of Trustees under certain circumstances. Under the
Declaration of Trust, the Trustees have the power to liquidate one or more Funds without shareholder approval. While the Trustees have no present intention of exercising this power, they may do so if a Fund fails to reach a viable size within a reasonable amount of time or for some other extraordinary reason.


In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting. Shareholder inquiries can be made by calling 1-800-820-0888 or 301-296-5100, or by writing to the
Trust at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850.

Code of Ethics

The Board of Trustees of the Trust has adopted a Combined Code of
Ethics (the "Code") pursuant to Rule 17j-1 under the 1940 Act. The
Advisor, Servicer and Distributor are also covered by the Code. The Code applies to the personal investing activities of trustees, directors, officers and certain employees ("access persons"). Rule 17j-1 and the Code are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under the Code, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in initial public offerings or private placements. The Code is on file with the Securities and Exchange Commission, and is available to the public.

Reporting

You will receive the Trust´s unaudited financial information and audited financial statements. In addition, the Trust will send you proxy statements and other reports. If you are a customer of a financial institution that has purchased shares of a Fund for your account, you may, depending upon the nature of your account, receive all or a portion of this information directly from your financial institution.

Shareholder Inquiries

You may visit the Trust´s Web site at www.rydexfunds.com or call
800.820.0888 or 301.296.5100 to obtain information on account statements, procedures, and other related information.

COUNSEL

Morgan, Lewis & Bockius LLP serves as counsel to the Trust.

AUDITORS AND CUSTODIAN

PricewaterhouseCoopers LLP, 250 West Pratt Street, Suite 2100, Baltimore,
Maryland 21201, are the auditors and the independent certified public accountants of the Trust and each of the Funds.


U. S. Bank (the
"Custodian"), Star Bank Center, 425 Walnut Street, Cincinnati, Ohio
45202, serves as custodian for the Trust and the Funds under a custody agreement between the Trust and the Custodian. Under the custody agreement, the Custodian holds the portfolio securities of each Fund and keeps all necessary related accounts and records.


FINANCIAL STATEMENTS

The Trust´s financial statements for the fiscal year ended December 31,
2001, including notes thereto and the report of PricewaterhouseCoopers LLP are incorporated by reference into this SAI. A copy of the Trust´s Annual Report to
Shareholders (the "Annual Report") must accompany the delivery of this
Statement of Additional Information.

 AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL
26, 2002


File No. 333-84797

File No. 811-09525

PART C: OTHER INFORMATION

       Item 23.

         Exhibits:

       (a) (1)

       Certificate of Trust of NewCo Trust is incorporated by reference to
      Exhibit (a) (1) of the Initial Registration Statement, as filed August 9,
      1999.

       (a) (2)

       Declaration of Trust of NewCo Trust is incorporated by reference to
      Exhibit (a) (2) of the Initial Registration Statement, as filed August 9,
      1999.

       (a) (3)

Amended and Restated Certificate of Trust, dated November 23, 1999, is incorporated herein by reference to Exhibit (a)(3) of Pre-Effective
      Amendment No. 1 to this Registration Statement, filed November 24,1999.

       (a) (4)

Amended and Restated Declaration of Trust, dated November 23, 1999, is incorporated herein by reference to Exhibit (a)(4) of Pre-Effective
      Amendment No. 1 to this Registration Statement, filed November 24, 1999.

       (b) (1)

       By-Laws of Registrant are incorporated herein by reference to Exhibit
      (b) of the Initial Registration Statement, as filed August 9, 1999.

       (b) (2)

       Amended and Restated By-Laws, dated November 23, 1999, are incorporated herein by reference to Exhibit (b)(2) of Pre-Effective Amendment No. 1 to
      this Registration Statement, filed November 24,1999.

       (c)

       Not Applicable.


       (d)

Investment Advisory Agreement between the Registrant and
      PADCO Advisors, Inc., is incorporated herein by reference to Exhibit (d)
      of Post-Effective Amendment No. 3 to this Registration Statement, filed
      April 27, 2001.

       (e)

Distribution Agreement between the Registrant and PADCO
      Financial Services, Inc., is incorporated herein by reference to Exhibit
      (e) of Post-Effective Amendment No. 3 to this Registration Statement, filed April 27, 2001.

       <R/>

       (f)

       Not Applicable.

       (g)

Form of Custodian Agreement between the Registrant and Firstar Bank,
      N.A., dated November 1999, is incorporated herein by reference to Exhibit
      (g) of Pre-Effective Amendment No. 1 to this Registration Statement, filed
      November 24, 1999.

Page ii


       (h) (1)

Service Agreement between the Registrant and PADCO Service Company,
      Inc., is incorporated herein by reference to Exhibit (h)(1) of
      Post-Effective Amendment No. 3 to this Registration Statement, filed April
      27, 2001.

       (h) (2)

Accounting Services Agreement between the Registrant and PADCO Service
      Company, Inc., is incorporated herein by reference to Exhibit (h)(2) of
      Post-Effective Amendment No. 3 to this Registration Statement, filed April
      27, 2001.

       (i)

       Legal Opinion of Morgan, Lewis & Bockius LLP is filed herewith.

       (j)

       Consent of Independent Accountants PricewaterhouseCoopers LLP is file herewith.


       (k)

       Not Applicable.

       (l)

       Not Applicable.


       (m)

Distribution Plan, dated August 10, 1999, as amended February 25, 2000, is incorporated herein by reference to Exhibit (m) of Post-Effective
      Amendment No. 3 to this Registration Statement, filed April 27, 2001.

       (m)(1)

Distribution and Shareholder Services Plan, dated August 28, 2000, is incorporated herein by reference to Exhibit (e) of Post-Effective
      Amendment No. 3 to this Registration Statement, filed April 27, 2001.


       (n)

       Not Applicable.


       (o)

       Rule 18f-3 Plan, dated August 28, 2000 is incorporated herein by reference to Exhibit (e) of Post-Effective Amendment No. 3 to this
      Registration Statement, filed April 27, 2001.


       (p)

Combined Code of Ethics for Rydex Series Funds, Rydex Variable Trust,
      Rydex Dynamic Funds, PADCO Advisors, Inc. d/b/a Rydex Global Advisors,
      PADCO Advisors II, Inc. d/b/a Rydex Global Advisors, Rydex Distributors,
      Inc., and PADCO Service Company, Inc. is incorporated by reference to
      Exhibit (p) of Post-Effective Amendment No. 3 to Rydex Variable Trust´s
      Registration Statement (File Nos. 333-57017 and 811- 08821), filed on
      April 5, 2000.


       (q)

Powers of Attorney for Albert P. Viragh, Jr., Carl G. Verboncoeur, Corey
      A. Colehour, J. Kenneth Dalton, John O. Demaret, Patrick T. McCarville,
      and Roger Somers is incorporated herein by reference to Exhibit (q) of
      Post-Effective Amendment No. 3 to this Registration Statement, filed April
      27, 2001.


Page iii

Item 24. Persons Controlled by or under Common Control with Registrant

Not Applicable.

Item 25. Indemnification

The Registrant is organized as a Delaware business trust and is operated pursuant to a Declaration of Trust, dated as of August 6, 1999 (the
"Declaration of Trust"), that permits the Registrant to indemnify its trustees and officers under certain circumstances. Such indemnification, however, is subject to the limitations imposed by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended. The Declaration of
Trust of the Registrant provides that officers and trustees of the Trust shall be indemnified by the Trust against liabilities and expenses of defense in proceedings against them by reason of the fact that they each serve as an officer or trustee of the Trust or as an officer or trustee of another entity at the request of the entity. This indemnification is subject to the following conditions:

       (a)

no trustee or officer of the Trust is indemnified against any liability to the Trust or its security holders which was the result of any willful misfeasance, bad faith, gross negligence, or reckless disregard of his duties;

       (b)

       officers and trustees of the Trust are indemnified only for actions taken in good faith which the officers and trustees believed were in or not opposed to the best interests of the Trust; and

       (c)

expenses of any suit or proceeding will be paid in advance only if the persons who will benefit by such advance undertake to repay the expenses unless it subsequently is determined that such persons are entitled to indemnification.

The Declaration of Trust of the Registrant provides that if indemnification is not ordered by a court, indemnification may be authorized upon determination by shareholders, or by a majority vote of a quorum of the trustees who were not parties to the proceedings or, if this quorum is not obtainable, if directed by a quorum of disinterested trustees, or by independent legal counsel in a written opinion, that the persons to be indemnified have met the applicable standard.


Item 26. Business and other Connections of the Investment Adviser

Each of the directors of the Trust´s investment adviser, PADCO Advisors,
Inc. (the "Advisor"), Albert P. Viragh, Jr., the Chairman of the Board
of Directors, President, and Treasurer of the Advisor, and Amanda C. Viragh, the
Secretary of the Advisors, is an employee of the Advisor at 9601 Blackwell Road,
Suite 500, Rockville, Maryland 20850. Albert P. Viragh, Jr. also has served (and continues to serve) as: (i) the Chairman of the Board of Trustees and the
President of the Trust since the Trust´s organization as a Delaware business trust on August 6, 1999; (ii) the Chairman of the Board of Directors, the
President, and the Treasurer of Rydex Fund Services, Inc. (formerly PADCO
Service Company, Inc.) (the "Servicer"), the Trust´s registered transfer agent and shareholder servicer, since the incorporation of the Servicer in the State of Maryland on October 6, 1993; (iii) the Chairman of the Board of
Directors, the President, and the Treasurer of PADCO Advisors II, Inc.
("PADCO II"), a registered investment adviser, since the incorporation of PADCO II in the State of Maryland on July 5, 1994; and (iv) the Chairman of
the Board of Directors, the President, and the Treasurer of Rydex Distributors,
Inc. (formerly PADCO Financial Services, Inc.) (the "Distributor"),
the distributor of the shares of the Trust, since the incorporation of the
Distributor in the State of Maryland on March 21, 1996. Amanda C. Viragh also has served (and continues to serve) as the Secretary of the Advisor, the
Servicer, and PADCO II, and also as the Assistant Treasurer of the Servicer.

Page iv

       Item 27.

       Principal Underwriters

       (a)

Rydex Distributors, Inc. (formerly, PADCO Financial Services, Inc.)
      serves as the principal underwriter for H Class, C Class, and Master Class
      Shares of the Registrant, Investor Class, Advisor Class, C Class, H Class,
      and Master Class Shares of Rydex Series Funds, a registered investment company advised by PADCO Advisors, Inc., and the shares of Rydex Variable
      Trust, a registered investment company advised by PADCO Advisors II, Inc., but does not currently serve as the principal underwriter for the securities of any other investment company.

       (b)

       The following information is furnished with respect to the directors and officers of Rydex Distributors, Inc.:

       Name and Principal
      Business Address*

       Positions and Offices
      Underwriter

       With Positions and Offices
      with Registrant

       Albert P. Viragh, Jr.

       Chairman of the Board of Directors,
      President and Treasurer

       Chairman of the Board
      of Trustees and President

       Amanda C. Viragh

       Director

       None

       Carl G. Verboncoeur

       Vice President

       Vice President

       Item 28.

       Location of Accounts and Records

All accounts, books, and records required to be maintained and preserved by Section 31(a) of the Investment Company Act of 1940, as
      amended, and Rules 31a-1 and 31a-2 thereunder, will be kept by the
      Registrant at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850.


       Item 29.

       Management Services

       There are no management-related service contracts not discussed in
      Parts A and B.

       Item 30.

       Undertakings

       None

Page v

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment
Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule
485(b) under the Securities Act of 1933 and has duly caused this Post-Effective
Amendment No. 4 to the Registration Statement (File No. 811-09525) to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of
Rockville, State of Maryland on this 26th day of April, 2002.

       Rydex Dynamic Funds

       By: /s/Albert P. Viragh, Jr.

             Albert P. Viragh, Jr.

             President

Pursuant to the requirements of the Securities Act of 1933, this
Post-Effective Amendment No. 4 to the Registration Statement has been signed below by the following persons in the capacity and on the dates indicated.

       Signature

       Title

       Date

       /s/Albert P. Viragh, Jr.
      Albert P. Viragh, Jr.

       Chairman of the Board of Trustees,
      Principal Executive Officer, and
      President

       April 26, 2002

       _______*___________
      Corey A. Colehour

       Member of the Board of Trustees

        April 26, 2002

       ________*___________

       Member of the Board of Trustees

        April 26, 2002

       J. Kenneth Dalton

       ________*___________

       Member of the Board of Trustees

       April 26, 2002

       John O. Demaret

       ________*___________

       Member of the Board of Trustees

       April 26, 2002

       Roger Somers

       ________*__________

       Member of the Board of Trustees

       April 26, 2002

       Patrick T. McCarville

       /s/Carl G. Verboncoeur_

       Vice President and Treasurer

       April 26, 2002

       Carl G. Verboncoeur

       *By  /s/Albert P. Viragh, Jr.

Albert P. Viragh, Jr., Attorney-in-Fact

*Powers of Attorney previously filed

Page vi

EXHIBIT INDEX

       Exhibit #

       Name

       (a) (1)

       Certificate of Trust of NewCo Trust is incorporated by reference to
      Exhibit (a) (1) of the Initial Registration Statement, as filed August 9,
      1999.

       (a) (2)

       Declaration of Trust of NewCo Trust is incorporated by reference to
      Exhibit (a) (2) of the Initial Registration Statement, as filed August 9,
      1999.

       (a) (3)

Amended and Restated Certificate of Trust, dated November 23, 1999, is incorporated herein by reference to Exhibit (a)(3) of Pre-Effective
      Amendment No. 1 to this Registration Statement, filed November 24,1999.

       (a) (4)

Amended and Restated Declaration of Trust, dated November 23, 1999, is incorporated herein by reference to Exhibit (a)(4) of Pre-Effective
      Amendment No. 1 to this Registration Statement, filed November 24, 1999.

       (b) (1)

       By-Laws of Registrant are incorporated herein by reference to Exhibit
      (b) of the Initial Registration Statement, as filed August 9, 1999.

       (b) (2)

       Amended and Restated By-Laws, dated November 23, 1999, are incorporated herein by reference to Exhibit (b)(2) of Pre-Effective Amendment No. 1 to
      this Registration Statement, filed November 24,1999.

       (c)

       Not Applicable.


       (d)

Investment Advisory Agreement between the Registrant and PADCO
      Advisors, Inc., is incorporated herein by reference to Exhibit (d) of
      Post-Effective Amendment No. 3 to this Registration Statement, filed April
      27, 2001.

       (e)

Distribution Agreement between the Registrant and PADCO Financial
      Services, Inc., is incorporated herein by reference to Exhibit (e) of
      Post-Effective Amendment No. 3 to this Registration Statement, filed April
      27, 2001.

       <R/>

       (f)

       Not Applicable.

       (g)

Form of Custodian Agreement between the Registrant and Firstar Bank,
      N.A., dated November 1999, is incorporated herein by reference to Exhibit
      (g) of Pre-Effective Amendment No. 1 to this Registration Statement, filed
      November 24, 1999.

Page vii


       (h) (1)

Service Agreement between the Registrant and PADCO Service Company,
      Inc., is incorporated herein by reference to Exhibit (h)(1) of
      Post-Effective Amendment No. 3 to this Registration Statement, filed April
      27, 2001.

       (h) (2)

Accounting Services Agreement between the Registrant and PADCO Service
      Company, Inc., is incorporated herein by reference to Exhibit (h)(2) of
      Post-Effective Amendment No. 3 to this Registration Statement, filed April
      27, 2001.

       (i)

       Legal Opinion of Morgan, Lewis & Bockius LLP is filed herewith.

       (j)

       Consent of Independent Accountants PricewaterhouseCoopers LLP is file herewith.


       (k)

       Not Applicable.

       (l)

       Not Applicable.


       (m)

Distribution Plan, dated August 10, 1999, as amended February 25, 2000, is incorporated herein by reference to Exhibit (m) of Post-Effective
      Amendment No. 3 to this Registration Statement, filed April 27, 2001.

       (m)(1)

Distribution and Shareholder Services Plan, dated August 28, 2000, is incorporated herein by reference to Exhibit (e) of Post-Effective
      Amendment No. 3 to this Registration Statement, filed April 27, 2001.


       (n)

       Not Applicable.


       (o)

       Rule 18f-3 Plan, dated August 28, 2000 is incorporated herein by reference to Exhibit (e) of Post-Effective Amendment No. 3 to this
      Registration Statement, filed April 27, 2001.


       (p)

Combined Code of Ethics for Rydex Series Funds, Rydex Variable Trust,
      Rydex Dynamic Funds, PADCO Advisors, Inc. d/b/a Rydex Global Advisors,
      PADCO Advisors II, Inc. d/b/a Rydex Global Advisors, Rydex Distributors,
      Inc., and PADCO Service Company, Inc. is incorporated by reference to
      Exhibit (p) of Post-Effective Amendment No. 3 to Rydex Variable Trust´s
      Registration Statement (File Nos. 333-57017 and 811- 08821), filed on
      April 5, 2000.


       (q)

Powers of Attorney for Albert P. Viragh, Jr., Carl G. Verboncoeur,
      Corey A. Colehour, J. Kenneth Dalton, John O. Demaret, Patrick T.
      McCarville, and Roger Somers is incorporated herein by reference to
      Exhibit (q) of Post-Effective Amendment No. 3 to this Registration
      Statement, filed April 27, 2001.


Page viii

Morgan Lewis & Bockius

1111 Pennsylvania Avenue, N.W.

Washington, D.C. 20004

202.739.3000

April 23, 2002

Rydex Dynamic Funds

9601 Blackwell Road

Suite 500

Rockville, MD 20850

       Re:

       Opinion of Counsel regarding Post-Effective Amendment No. 4 to the
      Registration Statement filed on Form N-1A under the Securities Act of 1933

Ladies and Gentlemen:

We have acted as counsel to Rydex Dynamic Funds, a Delaware business trust
(the "Trust"), in connection with the above-referenced Registration
Statement (as amended, the "Registration Statement") which relates to the Trust´s units of beneficial interest, no par value per share (collectively, the "Shares"). This opinion is being delivered to you in connection with the Trust´s filing of Post-Effective Amendment No. 4 to the Registration
Statement (the "Amendment") to be filed with the Securities and
Exchange Commission pursuant to Rule 485(b) of the Securities Act of 1933 (the
"1933 Act"). With your permission, all assumptions and statements of reliance herein have been made without any independent investigation or verification on our part except to the extent otherwise expressly stated, and we express no opinion with respect to the subject matter or accuracy of such assumptions or items relied upon.

In connection with this opinion, we have reviewed, among other things, executed copies of the following documents:

       (a)

       a certificate of the State of Delaware as to the existence and good standing of the Trust;

       (b)

       the Agreement and Declaration of Trust for the Trust and all amendments and supplements thereto (the "Declaration of Trust");

       (c)

a certificate executed by Joanna M. Haigney, the Assistant Secretary of the Trust, certifying as to, and attaching copies of, the Trust´s
      Declaration of Trust and Amended and Restated By-Laws (the
      "By-Laws"), and certain resolutions adopted by the Board of
      Trustees of the Trust authorizing the issuance of the Shares; and

       (d)

       a printer´s proof of the Amendment.

In our capacity as counsel to the Trust, we have examined the originals, or certified, conformed or reproduced copies, of all records, agreements, instruments and documents as we have deemed relevant or necessary as the basis for the opinion hereinafter expressed. In all such examinations, we have assumed the legal capacity of all natural persons executing documents, the genuineness of all signatures, the authenticity of all original or certified copies, and the conformity to original or certified copies of all copies submitted to us as conformed or reproduced copies. As to various questions of fact relevant to such opinion, we have relied upon, and assume the accuracy of, certificates and oral or written statements of public officials and officers or representatives of the
Trust. We have assumed that the Amendment, as filed with the Securities and
Exchange Commission, will be in substantially the form of the printer´s proof referred to in paragraph (d) above.

Based upon, and subject to, the limitations set forth herein, we are of the opinion that the Shares, when issued and sold in accordance with the Declaration of Trust and By-Laws, and for the consideration described in the Registration
Statement, will be legally issued, fully paid and non-assessable under the laws of the State of Delaware.

We hereby consent to the filing of this opinion as an exhibit to the
Registration Statement. In giving this consent, we do not concede that we are in the category of persons whose consent is required under Section 7 of the 1933
Act.

Very truly yours,

/s/ Morgan, Lewis & Bockius

Exhibit
I

CONSENT OF
INDEPENDENT ACCOUNTANTS

We hereby consent to the incorporation by reference in this Post-Effective
Amendment No. 4 to the Registration Statement on Form N-1A of our report dated
February 15, 2002, relating to the financial statements and financial highlights which appears in the December 31, 2001 Annual Report to Shareholders of Titan
500 Fund, Tempest 500 Fund, Velocity 100 Fund and Venture 100 Fund, which is also incorporated by reference into the Registration Statement. We also consent to the references to us under the headings "Financial Highlights",
"Auditors and Custodian" and "Financial Statements" in such
Registration Statement.

/s/PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Baltimore, Maryland

April 25, 2002

Exhibit J

Morgan, Lewis & Bockius

1111 Pennsylvania Avenue, N.W.,

Washington DC, 20004

202.739.3000

April 26, 2002

VIA EDGAR

Securities and Exchange Commission

450 Fifth Street, NW

Judiciary Plaza

Washington, D.C. 20549

Re: Rydex Dynamic Funds (File Nos. 333-84797 and 811-09525)

      Filing Pursuant to Rule 485(b)

Ladies and Gentlemen:

On behalf of our client, Rydex Dynamic Funds (the "Trust"), we are filing, pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and under the Investment Company Act of 1940, as amended, Post-Effective
Amendment No. 4 to the Trust´s Registration Statement on Form N-1A, together with all exhibits thereto. This filing is made for the purpose of incorporating the Trust´s updated financial information for the fiscal year ended December
31, 2001, and to make other non-material changes.

I hereby certify that this Post-Effective Amendment does not contain disclosure that renders it ineligible to be filed under Rule 485(b).

Please contact me at (202) 739-5654 with your questions or
comments.

Sincerely,

W. John McGuire